UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-06578
The Glenmede Portfolios
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31
Date of Reporting Period: April 30, 2011

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2011

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2010)	(April 30, 2011)	Ratio	April 30, 2011)

Government Cash Portfolio
Actual	$1,000.00	$1,000.10	0.20%	$0.99
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.20	1.00
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.10	0.21	1.04
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.21	1.05

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2010)	(April 30, 2011)	Ratio	April 30, 2011)

Core Fixed Income Portfolio
Actual	$1,000.00	$993.80	0.59%	$2.92
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.59	2.96
Strategic Equity Portfolio
Actual	1,000.00	1,160.60	0.88	4.71
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.88	4.41
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,287.10	0.95	5.39
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.95	4.76
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,288.20	0.75	4.26
Hypothetical (5% return less expenses)	1,000.00	1,021.10	0.75	3.76
Large Cap Value Portfolio
Actual	1,000.00	1,227.10	0.91	5.03
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.91	4.56
International Portfolio
Actual	1,000.00	1,132.30	1.13	5.97
Hypothetical (5% return less expenses)	1,000.00	1,019.20	1.13	5.66
Philadelphia International Fund
Actual	1,000.00	1,136.60	0.94	4.98
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.94	4.71
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,279.80	0.99	5.60
Hypothetical (5% return less expenses)	1,000.00	1,019.90	0.99	4.96
Large Cap 100 Portfolio
Actual	1,000.00	1,200.80	0.88	4.80
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.88	4.41
Large Cap Growth Portfolio
Actual	1,000.00	1,199.00	0.89	4.85
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.89	4.46
Long/Short Portfolio
Actual	1,000.00	1,054.40	1.25	6.37
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2010)	(April 30, 2011)	Ratio	April 30, 2011)

Total Market Portfolio
Actual	$1,000.00	$1,204.20	1.22%	$6.67
Hypothetical (5% return less expenses)	1,000.00	1,018.70	1.22	6.11
Secured Options Portfolio
Actual	1,000.00	1,113.30	0.90	4.72
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.90	4.51

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2010)	(April 30, 2011)	Ratio	April 30, 2011)

Muni Intermediate Portfolio
Actual	$1,000.00	$998.70	0.28%	$1.39
Hypothetical (5% return less expenses)	1,000.00	1,023.40	0.28	1.40

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2010)	(April 30, 2011)	Ratio	April 30, 2011)

New Jersey Muni Portfolio
Actual	$1,000.00	$994.30	0.31%	$1.53
Hypothetical (5% return less expenses)	1,000.00	1,023.30	0.31	1.56

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2011 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$558,841,249	$577,876,015	$344,927,330
Repurchase agreements at value	316,907,000	—	4,843,714

Total investments	875,748,249	577,876,015	349,771,044

Cash	849	56,491	—
Receivable from Investment Advisor	37,608	7,239	—
Receivable for fund shares sold	—	—	515,420
Interest receivable	2,531,895	498,552	3,198,809
Prepaid expenses	31,638	22,872	15,148

Total assets	878,350,239	578,461,169	353,500,421

Liabilities:
Payable for securities purchased	10,300,255	—	—
Obligation to return securities lending collateral	1,787,594	—	14,481,760
Payable for fund shares redeemed	—	—	296,745
Dividend payable	323	2,085	—
Payable for Investment Advisory fees	—	—	97,496
Payable for Directors’ fees	17,203	15,781	10,501
Accrued expenses	214,967	158,377	103,913

Total liabilities	12,320,342	176,243	14,990,415

Net Assets	$866,029,897	$578,284,926	$338,510,006

Net Assets consist of:
Par value ($0.001 of shares outstanding)	866,030	578,495	29,690
Paid-in capital in excess of par value	865,163,933	577,706,026	318,342,295
Undistributed (distributions in excess of) net investment income	(21)	1,205	808,174
Accumulated net realized gain (loss) from investment transactions	(45)	(800)	3,383,589
Net unrealized appreciation on investments	—	—	15,946,258

Total Net Assets	866,029,897	578,284,926	338,510,006

Shares Outstanding[3]	866,030,062	578,494,560	29,689,635

Net Asset Value Per Share	$1.00	$1.00	$11.40

[1] Investment at cost	$875,748,249	$577,876,015	$333,824,786
[2] Market value of securities on loan	$1,752,013	—	$14,186,140
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2011 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$176,958,406	$218,742,034	$94,186,930
Repurchase agreements at value	556,560	7,159,052	—

Total investments	177,514,966	225,901,086	94,186,930

Receivable for securities sold	—	381,804	3,254,514
Receivable for fund shares sold	120,446	1,694,277	315,509
Dividends receivable	142,040	28,694	81,188
Interest receivable	12	8,673	1,097
Foreign tax reclaims receivable	—	—	1,272
Prepaid expenses	6,393	5,354	1,973

Total assets	177,783,857	228,019,888	97,842,483

Liabilities:
Due to custodian	—	—	1,280,987
Payable for securities purchased	—	3,826,740	881,247
Obligation to return securities lending collateral	—	35,659,946	3,817,740
Payable for fund shares redeemed	—	55,155	61,268
Payable for Investment Advisory fees	78,523	78,407	40,901
Payable for Directors’ fees	4,362	3,720	1,742
Accrued expenses	60,494	53,234	32,070

Total liabilities	143,379	39,677,202	6,115,955

Net Assets	$177,640,478	$188,342,686	$91,726,528

Net Assets consist of:
Par value ($0.001 of shares outstanding)	9,367	9,954	8,032
Paid-in capital in excess of par value	137,679,978	145,274,672	78,775,753
Undistributed (distributions in excess of) net investment income	12,488	(161,487)	31,254
Accumulated net realized gain (loss) from investment transactions	(5,119,046)	(2,241,559)	1,965,232
Net unrealized appreciation on investments	45,057,691	45,461,106	10,946,257

Total Net Assets	177,640,478	188,342,686	91,726,528

Shares Outstanding[3]	9,367,336	9,953,571	8,032,280

Net Asset Value Per Share	$18.96	—	$11.42

Advisor Class — based on net assets of $188,266,397 and shares outstanding of 9,949,657 (100,000,000 authorized shares)	—	18.92	—

Institutional Class — based on net assets of $76,289 and shares outstanding of 3,914.243 (35,000,000 authorized shares)[4]	—	19.49	—

[1] Investment at cost	$132,457,275	$180,439,980	$83,240,673
[2] Market value of securities on loan	—	$34,778,766	$3,708,910
[3] Authorized shares	75,000,000	135,000,000	75,000,000
[4] Net assets have been rounded for presentation purposes. The net asset value per share is as reported on April 30, 2011.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2011 — (Unaudited)

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$411,532,573	$108,257,638	$28,329,972
Repurchase agreements at value	7,294,509	—	—

Total investments	418,827,082	108,257,638	28,329,972

Receivable for securities sold	179,824	2,754,006	62,006
Receivable for spot foreign currency contracts sold	1,658,582	2,148,351	—
Receivable for fund shares sold	—	445,781	19,930
Dividends receivable	2,187,002	585,596	9,235
Interest receivable	57,636	6,463	1,781
Foreign tax reclaims receivable	478,996	121,752	—
Prepaid expenses	15,599	4,220	850

Total assets	423,404,721	114,323,807	28,423,774

Liabilities:
Due to custodian	—	2,611,492	22,936
Payable for securities purchased	1,669,235	39,270	—
Payable for spot foreign currency contracts purchased	1,661,185	2,161,050	—
Obligation to return securities lending collateral	45,668,781	11,861,808	5,739,073
Payable for fund shares redeemed	6,272,389	41,409	—
Payable for Investment Advisory fees	226,231	59,788	9,906
Payable for Directors’ fees	10,417	2,828	530
Accrued expenses	149,913	24,565	6,228

Total liabilities	55,658,151	16,802,210	5,778,673

Net Assets	$367,746,570	$97,521,597	$22,645,101

Net Assets consist of:
Par value ($0.001 of shares outstanding)	24,448	7,174	2,931
Paid-in capital in excess of par value	359,830,074	161,380,041	22,617,995
Undistributed (distributions in excess of) net investment income	1,442,972	396,166	(21,542)
Accumulated net realized loss from investment transactions	(82,177,452)	(87,045,333)	(6,040,499)
Net unrealized appreciation on investments	88,525,147	22,742,311	6,086,216
Net unrealized appreciation on foreign currencies	101,381	41,238	—

Total Net Assets	367,746,570	97,521,597	22,645,101

Shares Outstanding[3]	24,448,383	7,174,024	2,931,314

Net Asset Value Per Share	$15.04	$13.59	$7.73

[1] Investment at cost	$330,301,935	$85,515,327	$22,243,756
[2] Market value of securities on loan	$43,446,130	$11,287,448	$5,587,961
[3] Authorized shares	75,000,000	70,000,000	75,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2011 — (Unaudited)

	Large	Large
	Cap	Cap
	100	Growth	Long/Short
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$102,089,312	$64,211,365	$14,148,599
Repurchase agreements at value	157,095	457,885	85,860

Total investments	102,246,407	64,669,250	14,234,459

Receivable from Investment Advisor	—	—	3,218
Receivable for fund shares sold	2,026	582,108	—
Dividends receivable	102,750	37,853	2,685
Interest receivable	15	—	844
Cash collateral on deposit at broker (Note 1)	—	—	6,846,932
Foreign tax reclaims receivable	546	—	—
Prepaid expenses	3,593	1,955	671

Total assets	102,355,337	65,291,166	21,088,809

Liabilities:
Payable for securities purchased	—	411,242	—
Obligation to return securities lending collateral	—	—	3,513,763
Dividend payable on securities sold short	—	—	2,247
Payable for securities sold short, at value[3]	—	—	6,720,857
Payable for Investment Advisory fees	45,245	28,091	7,813
Payable for Directors’ fees	2,490	1,419	391
Accrued expenses	32,129	17,947	6,408

Total liabilities	79,864	458,699	10,251,479

Net Assets	$102,275,473	$64,832,467	$10,837,330

Net Assets consist of:
Par value ($0.001 of shares outstanding)	7,440	4,401	1,217
Paid-in capital in excess of par value	94,710,271	57,598,058	18,564,797
Undistributed (distributions in excess of) net investment income	55,822	(1,446)	(72,744)
Accumulated net realized loss from investment transactions	(20,545,712)	(8,228,245)	(9,265,501)
Net unrealized appreciation on investments	28,047,652	15,459,699	2,128,532
Net unrealized appreciation (depreciation) on securities sold short	—	—	(518,971)

Total Net Assets	102,275,473	64,832,467	10,837,330

Shares Outstanding[4]	7,439,733	4,400,885	1,216,598

Net Asset Value Per Share	$13.75	$14.73	$8.91

[1] Investment at cost	$74,198,755	$49,209,551	$12,105,927
[2] Market value of securities on loan	—	—	$3,428,788
[3] Proceeds from securities sold short	—	—	$6,201,886
[4] Authorized shares	20,000,000	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2011 — (Unaudited)

	Total	Secured
	Market	Options
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$53,046,343	$3,481,770
Repurchase agreements at value	550,649	1,833,346

Total investments	53,596,992	5,315,116

Receivable from Investment Advisor	11,557	—
Receivable for securities sold	1,435,174	5,597
Receivable for fund shares sold	—	418,655
Dividends receivable	38,524	—
Interest receivable	4,870	1
Cash collateral on deposit at broker (Note 1)	—	224,722,500
Initial offering fee	—	11,569
Prepaid expenses	1,293	682

Total assets	55,088,410	230,474,120

Liabilities:
Payable for securities purchased	235,646	—
Obligation to return securities lending collateral	2,521,304	—
Payable for fund shares redeemed	1,580,000	751,000
Options written, at value[3]	—	1,601,755
Dividend payable on securities sold short	6,332	—
Payable for securities sold short, at value[4]	10,544,558	—
Payable for Investment Advisory fees	39,620	99,270
Payable for Directors’ fees	954	2,273
Accrued expenses	18,272	60,731

Total liabilities	14,946,686	2,515,029

Net Assets	$40,141,724	$227,959,091

Net Assets consist of:
Par value ($0.001 of shares outstanding)	3,990	18,345
Paid-in capital in excess of par value	41,732,338	210,787,848
Distributions in excess of net investment income	(81,232)	(716,264)
Accumulated net realized gain (loss) from investment transactions	(12,650,465)	12,868,757
Net unrealized appreciation on investments	11,392,005	576,323
Net unrealized appreciation on options written	—	4,424,082
Net unrealized appreciation (depreciation) on securities sold short	(254,912)	—

Total Net Assets	40,141,724	227,959,091

Shares Outstanding[5]	3,989,575	18,344,789

Net Asset Value Per Share	$10.06	$12.43

[1] Investment at cost	$42,204,987	$4,738,793
[2] Market value of securities on loan	$2,464,431	—
[3] Premiums received from options written	—	$6,025,837
[4] Proceeds from securities sold short	$10,289,646	—
[5] Authorized shares	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2011 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$830,717	$686,749	$7,063,314
Income from security lending	8,878	—	17,712

Total investment income	839,595	686,749	7,081,026

Expenses:
Management fees	—	—	626,047
Administration, transfer agent and custody fees	239,884	179,617	115,269
Professional fees	102,597	84,832	67,085
Shareholder report expenses	17,159	12,320	12,688
Shareholder servicing fees	403,140	293,929	178,871
Directors’ fees and expenses	41,891	34,363	22,740
Registration and filing fees	1,239	1,487	3,077
Other expenses	44,194	36,358	24,253

Total expenses	850,104	642,906	1,050,030

Less expenses waived/reimbursed	(54,139)	(16,228)	—

Net expenses	795,965	626,678	1,050,030

Net investment income	43,630	60,071	6,030,996

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	—	—	4,162,630

Net change in unrealized gain (loss) of:
Investments	—	—	(13,261,754)

Net realized and unrealized gain (loss)	—	—	(9,099,124)

Net increase (decrease) in net assets resulting from operations	$43,630	$60,071	$(3,068,128)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2011 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$1,370,964	$490,823	$509,394
Interest	16	161	75
Income from security lending	854	49,451	3,266

Total investment income	1,371,834	540,435	512,735

Expenses:
Management fees	459,147	406,763	189,514
Administration, transfer agent and custody fees	52,031	48,702	27,298
Professional fees	24,383	22,009	9,661
Shareholder report expenses	6,205	6,503	3,410
Shareholder servicing fees (Advisor Class)	166,963	184,894	68,914
Shareholder servicing fees (Institutional Class)	—	3	—
Directors’ fees and expenses	9,627	8,113	3,488
Registration and filing fees	3,326	16,154	9,049
Other expenses	10,205	8,781	3,603

Total expenses	731,887	701,922	314,937

Net investment income (loss)	639,947	(161,487)	197,798

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	6,872,358	16,661,341	6,125,068

Net change in unrealized gain of:
Investments	17,623,923	21,049,818	5,934,359

Net realized and unrealized gain	24,496,281	37,711,159	12,059,427

Net increase in net assets resulting from operations	$25,136,228	$37,549,672	$12,257,225

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2011 — (Unaudited)

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Investment income:
Dividends[1]	$5,281,136	$1,401,297	$66,822
Interest	253	47	5
Income from security lending	132,365	28,613	9,740

Total investment income	5,413,754	1,429,957	76,567

Expenses:
Management fees	1,409,065	372,778	54,487
Administration, transfer agent and custody fees	114,675	50,967	10,107
Professional fees	56,356	14,752	2,754
Shareholder report expenses	14,594	6,067	410
Shareholder servicing fees	469,688	—	24,767
Directors’ fees and expenses	22,922	6,158	1,105
Registration and filing fees	4,121	9,913	3,074
Other expenses	25,286	7,433	1,405

Total expenses	2,116,707	468,068	98,109

Net investment income (loss)	3,297,047	961,889	(21,542)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	25,181,347	5,737,265	2,655,850
Foreign currency transactions	(91,557)	(42,837)	—

Net realized gain	25,089,790	5,694,428	2,655,850

Net change in unrealized gain of:
Investments	18,352,790	5,619,077	2,249,338
Foreign currency translation	40,813	26,951	—

Net change in unrealized gain	18,393,603	5,646,028	2,249,338

Net realized and unrealized gain	43,483,393	11,340,456	4,905,188

Net increase in net assets resulting from operations	$46,780,440	$12,302,345	$4,883,646

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $349,862 and $91,723, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2011 — (Unaudited)

	Large	Large
	Cap	Cap
	100	Growth	Long/Short
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$771,048	$356,623	$81,508
Interest	16	18	—
Income from security lending	1,452	—	3,273

Total investment income	772,516	356,641	84,781

Expenses:
Management fees	257,248	151,085	63,634
Administration, transfer agent and custody fees	30,555	20,352	8,108
Professional fees	13,496	7,671	1,774
Shareholder report expenses	1,956	1,101	202
Shareholder servicing fees	93,545	54,940	10,606
Dividends and Interest on securities sold short	—	—	62,940
Directors’ fees and expenses	5,358	3,067	717
Registration and filing fees	2,931	2,925	4,174
Other expenses	5,846	3,410	1,018

Total expenses	410,935	244,551	153,173

Less expenses waived/reimbursed	—	—	(23,949)

Net expenses	410,935	244,551	129,224

Net investment income (loss)	361,581	112,090	(44,443)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	4,995,120	3,866,730	1,182,150
Securities sold short	—	—	(518,971)

Net realized gain	4,995,120	3,866,730	663,179

Net change in unrealized gain (loss) of:
Investments	11,773,766	6,095,134	684,060
Securities sold short	—	—	(739,328)

Net change in unrealized gain (loss)	11,773,766	6,095,134	(55,268)

Net realized and unrealized gain	16,768,886	9,961,864	607,911

Net increase in net assets resulting from operations	$17,130,467	$10,073,954	$563,468

[1]	The Large Cap 100 Portfolio and Large Cap Growth Portfolio had foreign dividend withholding taxes of $550 and $234, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2011 — (Unaudited)

	Total	Secured
	Market	Options
	Portfolio	Portfolio
Investment income:
Dividends	$337,029	$23,901
Interest	19	41,047
Income from security lending	2,673	—

Total investment income	339,721	64,948

Expenses:
Management fees	217,940	450,990
Administration, transfer agent and custody fees	16,258	48,579
Professional fees	5,326	19,738
Shareholder report expenses	739	3,706
Shareholder servicing fees	36,323	163,996
Dividends and Interest on securities sold short	119,018	—
Directors’ fees and expenses	2,079	6,241
Initial offering fee	—	18,874
Short positions flex fees	24,880	—
Registration and filing fees	3,615	23,180
Other expenses	2,346	6,155

Total expenses	428,524	741,459

Less expenses waived/reimbursed	(63,566)	—

Net expenses	364,958	741,459

Net investment loss	(25,237)	(676,511)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,667,614	493,009
Options written	—	12,879,306
Securities sold short	(1,261,816)	—

Net realized gain	2,405,798	13,372,315

Net change in unrealized gain (loss) of:
Investments	4,589,532	359,715
Options written	—	3,934,368
Securities sold short	(100,037)	—

Net change in unrealized gain	4,489,495	4,294,083

Net realized and unrealized gain	6,895,293	17,666,398

Net increase in net assets resulting from operations	$6,870,056	$16,989,887

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2011 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$43,630	$60,071	$6,030,996
Net realized gain on:
Investment transactions	—	—	4,162,630
Net change in unrealized gain (loss) of:
Investments	—	—	(13,261,754)

Net increase (decrease) in net assets resulting from operations	43,630	60,071	(3,068,128)
Distributions to shareholders from:
Net investment income	(118,076)	(60,071)	(6,268,767)
Net increase (decrease) in net assets from capital share transactions	199,616,183	27,401,962	(49,036,767)

Net increase (decrease) in net assets	199,541,737	27,401,962	(58,373,662)

NET ASSETS:
Beginning of period	666,488,160	550,882,964	396,883,668

End of period	$866,029,897	$578,284,926	$338,510,006

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21)	$1,205	$808,174

For the Year Ended October 31, 2010
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$418,778	$126,167	$12,958,242
Net realized loss on:
Investment transactions	(45)	(800)	(513,878)
Net change in unrealized gain of:
Investments	—	—	13,515,646

Net increase in net assets resulting from operations	418,733	125,367	25,960,010
Distributions to shareholders from:
Net investment income	(418,796)	(125,996)	(13,246,821)
Net realized gain on investments	—	—	(2,427,615)
Net increase (decrease) in net assets from capital share transactions	(28,891,423)	(65,234,978)	33,085,299

Net increase (decrease) in net assets	(28,891,486)	(65,235,607)	43,370,873

NET ASSETS:
Beginning of year	695,379,646	616,118,571	353,512,795

End of year	$666,488,160	$550,882,964	$396,883,668

Undistributed net investment income included in net assets at end of year	$74,425	$1,205	$1,045,945

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2011 — (Unaudited)

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$639,947	$(161,487)	$197,798
Net realized gain on:
Investment transactions	6,872,358	16,661,341	6,125,068
Net change in unrealized gain of:
Investments	17,623,923	21,049,818	5,934,359

Net increase in net assets resulting from operations	25,136,228	37,549,672	12,257,225
Distributions to shareholders from:
Net investment income:
Advisor Class	(647,701)	—	(171,176)
Net increase (decrease) in net assets from capital share transactions	(4,075,229)	21,963,751	32,156,647

Net increase in net assets	20,413,298	59,513,423	44,242,696

NET ASSETS:
Beginning of period	157,227,180	128,829,263	47,483,832

End of period	$177,640,478	$188,342,686	$91,726,528

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$12,488	$(161,487)	$31,254

For the Year Ended October 31, 2010
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$920,935	$50,113	$261,475
Net realized gain on:
Investment transactions	3,367,099	8,766,883	5,074,957
Net change in unrealized gain of:
Investments	16,191,276	17,682,709	1,746,098

Net increase in net assets resulting from operations	20,479,310	26,499,705	7,082,530
Distributions to shareholders from:
Net investment income:
Advisor Class	(917,716)	(133,740)	(256,843)
Institutional Class	—	(1)	—
Net increase (decrease) in net assets from capital share transactions	4,927,018	(2,149,119)	4,116,783

Net increase in net assets	24,488,612	24,216,845	10,942,470

NET ASSETS:
Beginning of year	132,738,568	104,612,418	36,541,362

End of year	$157,227,180	$128,829,263	$47,483,832

Undistributed net investment income included in net assets at end of year	$20,242	—	$4,632

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2011 — (Unaudited)

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,297,047	$961,889	$(21,542)
Net realized gain (loss) on:
Investment transactions	25,181,347	5,737,265	2,655,850
Foreign currency transactions	(91,557)	(42,837)	—
Net change in unrealized gain of:
Investments	18,352,790	5,619,077	2,249,338
Foreign currency translation	40,813	26,951	—

Net increase in net assets resulting from operations	46,780,440	12,302,345	4,883,646
Distributions to shareholders from:
Net investment income	(2,146,117)	(681,965)	—
Net increase (decrease) in net assets from capital share transactions	(65,730,403)	(20,288,156)	118,113

Net increase (decrease) in net assets	(21,096,080)	(8,667,776)	5,001,759

NET ASSETS:
Beginning of period	388,842,650	106,189,373	17,643,342

End of period	$367,746,570	$97,521,597	$22,645,101

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,442,972	$396,166	$(21,542)

For the Year Ended October 31, 2010
			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$9,396,959	$2,669,358	$(11,501)
Net realized gain (loss) on:
Investment transactions	25,822,401	4,911,032	2,882,733
Foreign currency transactions	(332,015)	(128,030)	—
Net change in unrealized gain of:
Investments	2,771,626	2,149,066	2,124,765
Foreign currency translation	36,327	5,624	—

Net increase in net assets resulting from operations	37,695,298	9,607,050	4,995,997
Distributions to shareholders from:
Net investment income	(8,825,062)	(2,428,758)	(48,781)
Net decrease in net assets from capital share transactions	(32,872,136)	(10,412,197)	(6,857,741)

Net decrease in net assets	(4,001,900)	(3,233,905)	(1,910,525)

NET ASSETS:
Beginning of year	392,844,550	109,423,278	19,553,867

End of year	$388,842,650	$106,189,373	$17,643,342

Undistributed net investment income included in net assets at end of year	$292,042	$116,242	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2011 — (Unaudited)

	Large Cap	Large Cap
	100	Growth	Long/Short
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$361,581	$112,090	$(44,443)
Net realized gain (loss) on:
Investment transactions	4,995,120	3,866,730	1,182,150
Securities sold short	—	—	(518,971)
Net change in unrealized gain (loss) of:
Investments	11,773,766	6,095,134	684,060
Securities sold short	—	—	(739,328)

Net increase in net assets resulting from operations	17,130,467	10,073,954	563,468
Distributions to shareholders from:
Net investment income	(319,883)	(113,536)	—
Net increase (decrease) in net assets from capital share transactions	(963,313)	4,831,859	(1,070,325)

Net increase (decrease) in net assets	15,847,271	14,792,277	(506,857)

NET ASSETS:
Beginning of period	86,428,202	50,040,190	11,344,187

End of period	$102,275,473	$64,832,467	$10,837,330

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$55,822	$(1,446)	$(72,744)

For the Year Ended October 31, 2010
	Large Cap	Large Cap
	100	Growth	Long/Short
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$747,807	$187,770	$(71,453)
Net realized gain (loss) on:
Investment transactions	5,871,602	7,159,115	3,343,613
Securities sold short	—	—	(12,071)
Net change in unrealized gain (loss) of:
Investments	8,915,994	3,976,090	(995,392)
Securities sold short	—	—	(1,714,298)

Net increase in net assets resulting from operations	15,535,403	11,322,975	550,399
Distributions to shareholders from:
Net investment income	(733,683)	(192,354)	—
Net decrease in net assets from capital share transactions	(20,167,920)	(5,272,108)	(6,821,241)

Net increase (decrease) in net assets	(5,366,200)	5,858,513	(6,270,842)

NET ASSETS:
Beginning of year	91,794,402	44,181,677	17,615,029

End of year	$86,428,202	$50,040,190	$11,344,187

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$14,124	—	$(28,301)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2011 — (Unaudited)

	Total	Secured
	Market	Options
	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment loss	$(25,237)	$(676,511)
Net realized gain (loss) on:
Investment transactions	3,667,614	13,372,315
Securities sold short	(1,261,816)	—
Net change in unrealized gain (loss) of:
Investments	4,589,532	359,715
Options Written	—	3,934,368
Securities sold short	(100,037)	—

Net increase in net assets resulting from operations	6,870,056	16,989,887
Distributions to shareholders from:
Net investment income	(25,414)	—
Net realized gain on investments	—	(4,266,060)
Net increase (decrease) in net assets from capital share transactions	(1,154,374)	102,359,705

Net increase in net assets	5,690,268	115,083,532

NET ASSETS:
Beginning of period	34,451,456	112,875,559

End of period	$40,141,724	$227,959,091

Distributions in excess of net investment included in net assets at end of period	$(81,232)	$(716,264)

For the Year Ended October 31, 2010
	Total	Secured
	Market	Options
	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$13,815	$(113,767)
Net realized gain (loss) on:
Investment transactions	3,074,927	3,836,516
Securities sold short	(433,739)	—
Net change in unrealized gain (loss) of:
Investments	3,267,083	216,608
Options Written	—	489,714
Securities sold short	(1,121,159)	—

Net increase in net assets resulting from operations	4,800,927	4,429,071
Distributions to shareholders from:
Net investment income	(23,116)	—
Net increase in net assets from capital share transactions	8,994,944	108,446,488

Net increase in net assets	13,772,755	112,875,559

NET ASSETS:
Beginning of year	20,678,701	—

End of year	$34,451,456	$112,875,559

Distributions in excess of net investment included in net assets at end of year	$(30,581)	$(39,753)

 1 The Secured Options Portfolio commenced operations on June 30, 2010.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2011 — (Unaudited)

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$6,870,056
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(22,590,118)
Investments sold	22,345,860
Purchases to cover securities sold short	(10,926,240)
Securities sold short	10,934,725
(Purchase)/Sale of short term investments, net	(165,744)
(Increase) in Receivable from Investment Advisor	(1,403)
(Increase) in Interest receivable	(4,597)
(Increase) in Dividends receivable	(2,605)
Decrease in Prepaid expenses	86
(Decrease) in Dividends payable for securities sold short	(808)
Increase in Investment Advisory fees	4,809
(Decrease) in Directors fees	(6)
(Decrease) in Accrued expenses	(467)
Net change in unrealized gain (loss) on investments	(4,589,532)
Net realized gain from investments	(3,667,614)
Net change in unrealized gain (loss) on securities sold short	100,037
Net realized loss from securities sold short	1,261,816

Net cash provided by (used for) operating activities	(431,745)

Cash flows from (used in) financing activities
Proceeds from shares sold	7,255,616
Payments on shares redeemed	(6,801,142)
Cash distributions paid	(22,729)

Net cash provided by (used for) financing activities	431,745

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Non cash financial activities not included herein consist of reinvestment of distributions of $2,685

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010[2]	2009	2008[2]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [3]	0.001	0.007	0.031	0.051	0.046
Net realized gain (loss) on investments	0.000	0.000	0.000	(0.001)	0.000	0.000

Total from investment operations	0.000 [3]	0.001	0.007	0.030	0.051	0.046

Distributions to shareholders from:
Net investment income	(0.000)[3]	(0.001)	(0.007)	(0.030)	(0.051)	(0.046)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%[4]	0.06%	0.65%	3.05%	5.17%	4.68%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$866,030	$666,488	$695,380	$723,520	$784,655	$651,657
Ratio of operating expenses to average net assets	0.21%[5]	0.22%	0.25%	0.21%	0.19%	0.19%
Ratio of operating expenses after waiver to average net assets	0.20%[5]	0.22%	—%	—%	—%	—%
Ratio of net investment income to average net assets	0.01%[5]	0.06%	0.65%	3.06%	5.05%	4.60%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010	2009	2008[2]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [3]	0.000 [3]	0.002	0.020	0.034	0.031
Net realized gain on investments	0.000	0.000	0.000	0.001	0.000	0.000

Total from investment operations	0.000 [3]	0.000	0.002	0.021	0.034	0.031

Distributions to shareholders from:
Net investment income	(0.000)[3]	(0.000)[3]	(0.002)	(0.021)	(0.034)	(0.031)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%[4]	0.02%	0.17%	2.09%	3.45%	3.10%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$578,285	$550,883	$616,119	$1,137,156	$646,665	$705,395
Ratio of operating expenses to average net assets	0.22%[5]	0.22%	0.25%	0.19%	0.19%	0.19%
Ratio of operating expenses after waiver to average net assets	0.21%[5]	0.21%	0.24%	—%	—%	—%
Ratio of net investment income to average net assets	0.02%[5]	0.02%	0.20%	2.03%	3.39%	3.07%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010[2]	2009	2008	2007[2]	2006

Net asset value, beginning of period	$11.67	$11.37	$10.35	$10.64	$10.62	$10.64

Income from investment operations:
Net investment income	0.20	0.39	0.40	0.50	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.27)	0.38	1.03	(0.29)	0.02	(0.02)

Total from investment operations	(0.07)	0.77	1.43	0.21	0.50	0.45

Distributions to shareholders from:
Net investment income	(0.20)	(0.40)	(0.41)	(0.50)	(0.48)	(0.47)
Net realized capital gains	—	(0.07)	—	—	—	—

Total distributions	(0.20)	(0.47)	(0.41)	(0.50)	(0.48)	(0.47)

Net asset value, end of period	$11.40	$11.67	$11.37	$10.35	$10.64	$10.62

Total return	(0.62)%[3]	7.01%	13.96%	1.89%	4.87%	4.38%

Net assets, end of period (in 000s)	$338,510	$396,884	$353,513	$237,944	$205,601	$198,243
Ratio of operating expenses to average net assets	0.59%[4]	0.57%	0.57%	0.56%	0.56%	0.54%
Ratio of net investment income to average net assets	3.37%[4]	3.40%	3.67%	4.64%	4.52%	4.42%
Portfolio turnover rate	23%	31%	55%	71%	143%	272%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010	2009	2008	2007[2]	2006[2]

Net asset value, beginning of period	$16.40	$14.33	$13.20	$20.00	$17.75	$16.95

Income from investment operations:
Net investment income	0.07	0.10	0.11	0.10	0.07	0.11
Net realized and unrealized gain (loss) on investments	2.56	2.07	1.13	(6.71)	3.04	2.14

Total from investment operations	2.63	2.17	1.24	(6.61)	3.11	2.25

Distributions to shareholders from:
Net investment income	(0.07)	(0.10)	(0.11)	(0.10)	(0.09)	(0.11)
Net realized capital gains	—	—	—	(0.09)	(0.77)	(1.34)

Total distributions	(0.07)	(0.10)	(0.11)	(0.19)	(0.86)	(1.45)

Net asset value, end of period	$18.96	$16.40	$14.33	$13.20	$20.00	$17.75

Total return	16.06%[3]	15.15%	9.57%	(33.32)%	17.63%	13.28%

Net assets, end of period (in 000s)	$177,640	$157,227	$132,739	$97,704	$101,032	$85,492
Ratio of operating expenses to average net assets	0.88%[4]	0.88%	0.88%	0.86%	0.86%	0.85%
Ratio of net investment income to average net assets	0.77%[4]	0.63%	0.90%	0.57%	0.39%	0.59%
Portfolio turnover rate	31%	44%	53%	91%	64%	85%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010[2]	2009	2008[2]	2007[2]	2006

Net asset value, beginning of period	$14.70	$11.70	$10.62	$16.89	$16.63	$16.71

Income from investment operations:
Net investment income (loss)	(0.02)	0.01	0.05	0.05	0.00 [3]	(0.02)
Net realized and unrealized gain (loss) on investments	4.24	3.01	1.08	(6.28)	2.61	2.81

Total from investment operations	4.22	3.02	1.13	(6.23)	2.61	2.79

Distributions to shareholders from:
Net investment income	—	(0.02)	(0.05)	(0.04)	—	—
Net realized capital gains	—	—	—	—	(2.35)	(2.87)
Tax return of capital	—	—	—	—	0.00	—

Total distributions	—	(0.02)	(0.05)	(0.04)	(2.35)	(2.87)

Net asset value, end of period	$18.92	$14.70	$11.70	$10.62	$16.89	$16.63

Total return	28.71%[4]	25.78%	10.81%	(36.94)%	15.94%	16.69%

Net assets, end of period (in 000s)	$188,266	$128,828	$104,611	$93,448	$265,577	$237,250
Ratio of operating expenses to average net assets	0.95%[5]	0.96%	0.94%	0.94%	0.92%	0.91%
Ratio of net investment income (expenses in excess of income) to average net assets	(0.22)%[5]	0.04%	0.50%	0.35%	0.00%[6]	(0.09)%
Portfolio turnover rate[7]	48%	81%	89%	72%	58%	60%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Amount rounds to less than 0.01% per share.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1,2]	2010[2]	2009[2]	2008	2007[2]	2006[2]

Net asset value, beginning of period	$15.12	$12.01	$10.89	$17.29	$16.88	$16.88

Income from investment operations:
Net investment income (loss)	(0.04)	0.03	0.07	0.08	0.04	0.04
Net realized and unrealized gain (loss) on investments	4.41	3.10	1.10	(6.42)	2.72	2.83

Total from investment operations	4.37	3.13	1.17	(6.34)	2.76	2.87

Distributions to shareholders from:
Net investment income	—	(0.02)	(0.05)	(0.06)	—	—
Net realized capital gains	—	—	—	—	(2.35)	(2.87)

Total distributions	—	(0.02)	(0.05)	(0.06)	(2.35)	(2.87)

Net asset value, end of period	$19.49	$15.12	$12.01	$10.89	$17.29	$16.88

Total return	28.82%[3]	26.12%	10.91%	(36.77)%	16.65%	16.99%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$76	$1	$1	$1	$2	$1
Ratio of operating expenses to average net assets	0.75%[4]	0.76%	0.74%	0.74%	0.72%	0.71%
Ratio of net investment income (expenses in excess of income) to average net assets	(0.48)%[4]	0.31%	0.64%	0.54%	0.21%	0.22%
Portfolio turnover rate[5]	48%	81%	89%	72%	58%	60%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.33	$7.88	$7.00	$10.89	$11.02	$10.28

Income from investment operations:
Net investment income	0.03	0.06	0.12	0.16	0.17	0.15
Net realized and unrealized gain (loss) on investments	2.09	1.45	0.88	(3.89)	1.12	1.26

Total from investment operations	2.12	1.51	1.00	(3.73)	1.29	1.41

Distributions to shareholders from:
Net investment income	(0.03)	(0.06)	(0.12)	(0.16)	(0.17)	(0.14)
Net realized capital gains	—	—	—	(0.00)[2]	(1.25)	(0.53)

Total distributions	(0.03)	(0.06)	(0.12)	(0.16)	(1.42)	(0.67)

Net asset value, end of period	$11.42	$9.33	$7.88	$7.00	$10.89	$11.02

Total return	22.71%[3]	19.14%	14.65%	(34.61)%	11.99%	13.81%

Net assets, end of period (in 000s)	$91,727	$47,484	$36,541	$31,091	$42,904	$47,888
Ratio of operating expenses to average net assets	0.91%[4]	0.95%	0.97%	0.94%	0.91%	0.96%
Ratio of net investment income to average net assets	0.57%[4]	0.64%	1.75%	1.64%	1.48%	1.36%
Portfolio turnover rate	63%	118%	177%	288%	123%	92%

[1]	Unaudited.
[2]	Amount rounds to less than $0.01 per share.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1,2]	2010[2]	2009[2]	2008	2007[2]	2006

Net asset value, beginning of period	$13.36	$12.34	$9.09	$19.71	$19.59	$17.58

Income from investment operations:
Net investment income	0.12	0.30	0.25	0.53	0.33	0.39
Net realized and unrealized gain (loss) on investments	1.64	1.01	3.25	(10.42)	3.43	4.61

Total from investment operations	1.76	1.31	3.50	(9.89)	3.76	5.00

Distributions to shareholders from:
Net investment income	(0.08)	(0.29)	(0.25)	(0.54)	(0.41)	(0.29)
Net realized capital gains	—	—	—	(0.19)	(3.23)	(2.70)

Total distributions	(0.08)	(0.29)	(0.25)	(0.73)	(3.64)	(2.99)

Net asset value, end of period	$15.04	$13.36	$12.34	$9.09	$19.71	$19.59

Total return	13.23%[3]	10.88%	39.06%	(51.69)%	20.03%	28.51%

Net assets, end of period (in 000s)	$367,747	$388,843	$392,845	$355,145	$986,265	$928,697
Ratio of operating expenses before waiver to net assets	1.13%[4]	1.13%	1.13%	1.11%	1.10%	1.10%
Ratio of operating expenses after waiver to average net assets	1.13%[4]	1.13%	1.13%	1.11%	1.10%	0.98%
Ratio of net investment income to average net assets	1.75%[4]	2.43%	2.54%	3.21%	1.56%	1.91%
Portfolio turnover rate	18%	36%	63%	49%	39%	45%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1,2]	2010[2]	2009[2]	2008	2007	2006[2]

Net asset value, beginning of period	$12.04	$11.18	$9.15	$20.32	$19.60	$17.49

Income from investment operations:
Net investment income	0.12	0.29	0.22	0.64	0.38	0.45
Net realized and unrealized gain (loss) on investments	1.52	0.84	2.85	(10.91)	3.40	4.48

Total from investment operations	1.64	1.13	3.07	(10.27)	3.78	4.93

Distributions to shareholders from:
Net investment income	(0.09)	(0.27)	(0.24)	(0.61)	(0.56)	(0.28)
Net realized capital gains	—	—	(0.80)	(0.29)	(2.50)	(2.54)

Total distributions	(0.09)	(0.27)	(1.04)	(0.90)	(3.06)	(2.82)

Net asset value, end of period	$13.59	$12.04	$11.18	$9.15	$20.32	$19.60

Total return	13.66%[3]	10.48%	36.81%	(52.37)%	20.06%	28.29%

Net assets, end of period (in 000s)	$97,522	$106,189	$109,423	$182,815	$561,700	$488,227
Ratio of operating expenses to average net assets	0.94%[4]	0.93%	0.92%	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	1.94%[4]	2.59%	2.44%	3.52%	1.85%	2.20%
Portfolio turnover rate	18%	40%	55%	40%	45%	49%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1,2]	2010[2]	2009[2]	2008[2]	2007[2]	2006

Net asset value, beginning of period	$6.04	$4.71	$4.53	$7.34	$7.34	$6.22

Income from investment operations:
Net investment income (loss)	(0.01)	0.00 [3]	0.01	0.00 [3]	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	1.70	1.34	0.17	(2.80)	0.53	1.15

Total from investment operations	1.69	1.34	0.18	(2.80)	0.49	1.12

Distributions to shareholders from:
Net investment income	—	(0.01)	—	—	—	—
Net realized capital gains	—	—	—	—	(0.46)	—
Tax return of capital	—	—	—	(0.01)	(0.03)	—

Total distributions	—	(0.01)	—	(0.01)	(0.49)	—

Net asset value, end of period	$7.73	$6.04	$4.71	$4.53	$7.34	$7.34

Total return	27.98%[4]	28.54%	3.97%	(38.16)%	6.84%	18.01%

Net assets, end of period (in 000s)	$22,645	$17,643	$19,554	$22,903	$38,921	$35,002
Ratio of operating expenses to average net assets	0.99%[5]	1.00%	1.00%	0.95%	0.93%	0.89%
Ratio of net investment income (expenses in excess of income) to average net assets	(0.22)%[5]	(0.06)%	0.14%	0.06%	(0.47)%	(0.43)%
Portfolio turnover rate	63%	109%	117%	129%	138%	114%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010[2]	2009	2008	2007[2]	2006

Net asset value, beginning of period	$11.49	$9.75	$8.60	$13.97	$12.92	$11.28

Income from investment operations:
Net investment income	0.05	0.09	0.11	0.12	0.09	0.11
Net realized and unrealized gain (loss) on investments	2.25	1.74	1.15	(5.38)	1.49	1.84

Total from investment operations	2.30	1.83	1.26	(5.26)	1.58	1.95

Distributions to shareholders from:
Net investment income	(0.04)	(0.09)	(0.11)	(0.11)	(0.10)	(0.11)
Net realized capital gains	—	—	—	—	(0.43)	(0.20)

Total distributions	(0.04)	(0.09)	(0.11)	(0.11)	(0.53)	(0.31)

Net asset value, end of period	$13.75	$11.49	$9.75	$8.60	$13.97	$12.92

Total return	20.08%[3]	18.81%	14.80%	(37.89)%	12.31%	17.34%

Net assets, end of period (in 000s)	$102,275	$86,428	$91,794	$87,534	$156,903	$104,271
Ratio of operating expenses to average net assets	0.88%[4]	0.89%	0.88%	0.86%	0.85%	0.85%
Ratio of net investment income to average net assets	0.77%[4]	0.83%	1.24%	0.95%	0.68%	0.98%
Portfolio turnover rate	45%	103%	124%	111%	90%	90%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010[2]	2009[2]	2008[2]	2007[2]	2006

Net asset value, beginning of period	$12.31	$9.80	$8.57	$14.17	$12.90	$11.17

Income from investment operations:
Net investment income	0.03	0.04	0.04	0.04	0.03	0.08
Net realized and unrealized gain (loss) on investments	2.42	2.51	1.24	(5.61)	1.74	1.89

Total from investment operations	2.45	2.55	1.28	(5.57)	1.77	1.97

Distributions to shareholders from:
Net investment income	(0.03)	(0.04)	(0.05)	(0.03)	(0.03)	(0.08)
Net realized capital gains	—	—	—	—	(0.47)	(0.16)

Total distributions	(0.03)	(0.04)	(0.05)	(0.03)	(0.50)	(0.24)

Net asset value, end of period	$14.73	$12.31	$9.80	$8.57	$14.17	$12.90

Total return	19.90%[3]	26.11%	14.99%	(39.36)%	13.81%	17.65%

Net assets, end of period (in 000s)	$64,832	$50,040	$44,182	$41,314	$70,898	$36,805
Ratio of operating expenses to average net assets	0.89%[4]	0.90%	0.90%	0.88%	0.86%	0.87%
Ratio of net investment income to average net assets	0.41%[4]	0.38%	0.50%	0.29%	0.20%	0.61%
Portfolio turnover rate	49%	125%	140%	148%	93%	111%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
						For the
	For the					Period
	Period					September 29,
	Ended					2006[2,3] through
	April 30,	For the Years Ended October 31,				October 31,
	2011[1,3]	2010[3]	2009[3]	2008[3]	2007[3]	2006

Net asset value, beginning of period	$8.45	$8.15	$8.25	$9.55	$9.99	$10.00

Income from investment operations:
Net investment income (loss)	(0.04)	(0.04)	(0.04)	0.14	0.28	0.02
Net realized and unrealized gain (loss) on investments	0.50	0.34	(0.06)	(1.28)	(0.46)	(0.03)

Total from investment operations	0.46	0.30	(0.10)	(1.14)	(0.18)	(0.01)

Distributions to shareholders from:
Net investment income	—	—	—	(0.16)	(0.26)	—

Total distributions	—	—	—	(0.16)	(0.26)	—

Net asset value, end of period	$8.91	$8.45	$8.15	$8.25	$9.55	$9.99

Total return	5.44%[4]	3.68%	(1.21)%	(12.15)%	(1.85)%	(0.10)%[4]

Net assets, end of period (in 000s)	$10,837	$11,344	$17,615	$34,904	$45,294	$19,844
Ratio of operating expenses before waiver/reimbursement to net assets	2.89%[5]	2.72%	2.84%	2.28%	2.43%	2.51%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	2.44%[5]	2.33%	2.49%	1.89%	1.85%	1.77%[5]
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.25%[5]	1.25%	1.23%	1.18%	1.25%[1]	1.25%[1,5]
Ratio of net investment income (expenses in excess of income) to average net assets	(0.84)%[5]	(0.47)%	(0.44)%	1.54%	2.83%	3.05%[5]
Portfolio turnover rate	318%	636%	715%	656%	859%	344%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
					For the
	For the				Period
	Period				December 21,
	Ended				2006[2,3] through
	April 30,	For the Years Ended October 31,			October 31,
	2011[1,2]	2010[2]	2009[2]	2008[2]	2007

Net asset value, beginning of period	$8.36	$7.02	$6.54	$10.42	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)	0.00 [4]	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.72	1.35	0.49	(3.87)	0.42

Total from investment operations	1.71	1.35	0.51	(3.82)	0.44

Distributions to shareholders from:
Net investment income	(0.01)	(0.01)	(0.02)	(0.06)	(0.02)
Tax return of capital	—	—	(0.01)	—	—

Total distributions	(0.01)	(0.01)	(0.03)	(0.06)	(0.02)

Net asset value, end of period	$10.06	$8.36	$7.02	$6.54	$10.42

Total return	20.42%[5]	19.20%	7.72%	(36.83)%	4.37%[5]

Net assets, end of period (in 000s)	$40,142	$34,451	$20,679	$27,331	$37,302
Ratio of operating expenses before waiver/reimbursement to net assets	2.36%[6]	2.12%	2.32%	2.30%	2.39%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	2.01%[6]	1.77%	1.96%	1.92%	1.73%[6]
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.22%[6]	1.23%	1.25%	1.20%	1.25%[1,6]
Ratio of net investment income (expenses in excess of income) to average net assets	(0.14)%[6]	0.05%	0.25%	0.54%	0.20%[6]
Portfolio turnover rate	93%	200%	185%	201%	197%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
		For the
		Period
	For the	Ended
	Period	June 30,
	Ended	2010[2,3] through
	April 30,	October 31,
	2011[1,2]	2010

Net asset value, beginning of period	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.03)
Net realized and unrealized gain on investments	1.33	1.58

Total from investment operations	1.28	1.55

Distributions to shareholders from:
Net realized capital gains	(0.40)	—

Total distributions	(0.40)	—

Net asset value, end of period	$12.43	$11.55

Total return	11.33%[4]	15.50%[4]

Net assets, end of period (in 000s)	$227,959	$112,876
Ratio of operating expenses to average net assets	0.90%[5]	1.02%[5]
Ratio of net expenses in excess of income to average net assets	(0.83)%[5]	(0.91)%[5]
Portfolio turnover rate	0.00%	247%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 5.3%

	Federal Home Loan Bank — 1.2%
$10,000,000	0.00% due 6/27/11[2]	$9,997,783

		9,997,783

	Federal Home Loan Mortgage Corporation — 2.5%
10,000,000	0.00% due 5/24/11[2]	9,998,818
2,000,000	0.00% due 5/25/11[2]	1,999,787
10,000,000	0.00% due 6/21/11[2]	9,996,175

		21,994,780

	Federal National Mortgage Association — 1.6%
14,278,000	0.00% due 6/22/11[2]	14,275,525

		14,275,525

	TOTAL AGENCY DISCOUNT NOTES (Cost $46,268,088)	46,268,088

AGENCY NOTES* — 55.2%

	Federal Farm Credit Bank — 5.7%
7,000,000	0.306% due 5/18/11[3]	7,000,474
10,000,000	0.40% due 6/1/11[3]	10,000,000
5,500,000	0.129% due 7/15/11[3]	5,499,955
2,000,000	3.875% due 8/25/11	2,023,160
1,500,000	0.331% due 9/15/11[3]	1,500,579
10,000,000	0.176% due 9/16/11[3]	10,000,000
6,900,000	0.47% due 11/30/11	6,908,787
6,615,000	2.00% due 1/17/12	6,690,691

		49,623,646

	Federal Home Loan Bank — 32.4%
11,300,000	0.14% due 5/6/11[3]	11,299,921
9,600,000	0.80% due 5/6/11	9,600,919
1,000,000	1.375% due 5/16/11	1,000,473
5,000,000	2.625% due 5/20/11	5,006,249
5,840,000	0.54% due 5/24/11	5,841,175
15,000,000	0.12% due 5/26/11[3]	15,000,000
10,000,000	0.215% due 6/2/11[3]	10,000,667
2,000,000	1.125% due 6/3/11	2,001,660
2,250,000	5.25% due 6/10/11	2,261,884
23,470,000	0.27% due 6/15/11[3]	23,474,861
14,170,000	3.625% due 7/1/11	14,251,665
10,000,000	0.21% due 7/22/11[3]	10,001,693
15,000,000	0.118% due 7/25/11[3]	14,998,557

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal Home Loan Bank — (Continued)

$10,000,000	0.20% due 8/12/11[3]	$10,000,000
10,000,000	0.137% due 8/12/11[3]	10,000,000
10,945,000	5.375% due 8/19/11	11,115,640
6,575,000	3.75% due 9/9/11	6,657,412
10,000,000	0.19% due 9/15/11[3]	10,000,000
14,605,000	3.625% due 9/16/11	14,793,000
10,000,000	0.28% due 10/20/11[3]	10,000,000
5,000,000	0.17% due 10/21/11[3]	5,000,478
20,420,000	0.23% due 10/21/11	20,422,987
10,000,000	0.75% due 11/21/11	10,028,107
10,000,000	0.30% due 11/23/11	10,000,000
5,000,000	0.35% due 11/23/11	5,000,191
10,000,000	0.305% due 11/28/11[3]	10,007,352
10,000,000	0.29% due 12/16/11[3]	10,000,000
3,000,000	0.25% due 1/27/12	2,997,680
10,000,000	0.41% due 4/27/12	10,000,000

		280,762,571

	Federal Home Loan Mortgage Corporation — 5.6%
3,000,000	0.221% due 5/4/11[3]	3,000,017
10,000,000	6.00% due 6/15/11	10,073,036
10,000,000	0.23% due 11/7/11[3]	10,003,703
20,000,000	0.08% due 11/9/11[3]	19,993,086
5,000,000	5.75% due 1/15/12	5,193,169

		48,263,011

	Federal National Mortgage Association — 11.5%
27,498,000	6.00% due 5/15/11[4]	27,559,344
31,332,000	5.00% due 10/15/11[4]	32,011,021
10,000,000	5.375% due 11/15/11	10,280,438
15,496,000	1.00% due 11/23/11[4]	15,555,786
3,000,000	2.00% due 1/9/12	3,032,453
11,166,000	0.875% due 1/12/12	11,218,222

		99,657,264

	TOTAL AGENCY NOTES (Cost $478,306,492)	478,306,492

GOVERNMENT GUARANTEED CORPORATE NOTES*,5 — 3.8%
7,875,000	Citigroup Funding, Inc.,
	0.231% due 5/5/11[3]	7,875,068
5,212,000	Citigroup, Inc.,
	2.875% due 12/9/11	5,296,347

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

GOVERNMENT GUARANTEED CORPORATE NOTES*,5 — (Continued)

$10,000,000	HSBC USA, Inc.,
	3.125% due 12/16/11	$10,182,200
2,000,000	Morgan Stanley,
	2.00% due 9/22/11	2,013,535
7,000,000	Wells Fargo & Co.,
	3.00% due 12/9/11	7,111,925

		32,479,075

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $32,479,075)	32,479,075

REPURCHASE AGREEMENTS* — 36.6%
86,907,000	With Bank of America, dated 4/29/11, 0.01%, principal and interest in the amount of $86,907,072, due 5/2/11, (collateralized by a U.S. Treasury Note with an aggregate par value of $90,145,500, coupon rate of 1.250%, due 10/31/15, market value of $88,649,085)	86,907,000
190,000,000	With RBS Greenwich, Inc., dated 4/29/11, 0.02%, principal and interest in the amount of $190,000,317, due 5/2/11, (collateralized by a U.S. Treasury Bill with an aggregate par value of $193,878,000, coupon rate of 0.000%, due 9/1/11, market value of $193,841,163)	190,000,000
40,000,000	With UBS AG, dated 4/29/11, 0.02%, principal and interest in the amount of $40,000,067, due 5/2/11, (collateralized by a U.S. Treasury Note with a par value of $40,000,000, coupon rate of 1.500%, due 12/31/13, market value of $40,828,400)	40,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $316,907,000)	316,907,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
1,787,594	State Street Navigator Securities Lending Prime Portfolio	1,787,594

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,787,594)	1,787,594

TOTAL INVESTMENTS (Cost $875,748,249)[6]	101.1%	$875,748,249
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(9,718,352)

NET ASSETS	100.0%	$866,029,897

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2011.
[4]	Securities or partial securities on loan. See Notes 1 and 6.
[5]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[6]	Aggregate cost for federal tax purposes was $875,748,249.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

AGENCY DIVERSIFICATION

On April 30, 2011, agency diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	33.6%	$290,760,354
Federal National Mortgage Association	13.1	113,932,789
Federal Home Loan Mortgage Corporation	8.1	70,257,791
Federal Farm Credit Bank	5.7	49,623,646
Government Guaranteed Corporate	3.8	32,479,075

TOTAL	64.3%	$557,053,655
REPURCHASE AGREEMENTS	36.6	316,907,000
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.2	1,787,594

TOTAL INVESTMENTS	101.1%	$875,748,249

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 95.8%

	Daily Variable/Floating Rate Notes — 33.0%
$10,950,000	California Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A-2,
	0.20% due 10/1/47	$10,950,000
4,585,000	California Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series B,
	0.20% due 10/1/23	4,585,000
6,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.20% due 7/1/35	6,000,000
5,100,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank),
	0.25% due 1/1/39	5,100,000
11,730,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.20% due 12/1/15	11,730,000
300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.18% due 11/1/19	300,000
4,700,000	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.12% due 6/1/20	4,700,000
5,400,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.12% due 3/1/24	5,400,000
6,330,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.20% due 5/15/48	6,330,000
3,975,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.20% due 5/15/48	3,975,000
4,300,000	Irvine Ranch, California, Water District, Consolidated Improvement Districts, General Obligation Unlimited, (LOC: Bank of America N.A.),
	0.24% due 6/1/15	4,300,000
900,000	Irvine, California, Improvement Board Act of 1915, Assessment Number 07-22-A, (LOC: KBC Bank NV),
	0.27% due 9/2/32	900,000
2,985,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.16% due 12/1/16	2,985,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$10,035,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.16% due 6/1/23	$10,035,000
4,900,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.12% due 10/1/24	4,900,000
1,400,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.12% due 11/1/14	1,400,000
6,575,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.12% due 11/1/14	6,575,000
13,315,000	Maine State Housing Authority, Mortgage Revenue, Series H, (SPA: KBC Bank NV),
	0.27% due 11/15/40	13,315,000
4,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.19% due 11/1/35	4,500,000
2,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.20% due 11/1/49	2,050,000
3,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Museum of Fine Arts Project, (SPA: Bank of America N.A.),
	0.25% due 12/1/37	3,600,000
8,200,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.16% due 12/1/30	8,200,000
3,115,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.16% due 12/1/30	3,115,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank),
	0.25% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank),
	0.20% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.16% due 7/15/32	2,150,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$550,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.21% due 6/1/41	$550,000
1,120,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.27% due 11/1/22	1,120,000
3,300,000	New York City, New York, General Obligation Unlimited, Subseries A-5, (LOC: KBC Bank NV),
	0.23% due 8/1/15	3,300,000
2,300,000	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase),
	0.21% due 8/15/18	2,300,000
5,510,000	New York City, New York, General Obligation Unlimited, Subseries H-7, (LOC: KBC Bank NV),
	0.21% due 3/1/34	5,510,000
11,615,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.24% due 6/15/35	11,615,000
10,600,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series D, (LOC: Bank of America N.A.),
	0.25% due 7/1/34	10,600,000
3,874,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.22% due 7/15/19	3,874,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.20% due 8/15/20	1,600,000
3,400,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.21% due 5/15/32	3,400,000
3,950,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.19% due 4/1/38	3,950,000
1,250,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.23% due 2/15/31	1,250,000
6,380,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.12% due 10/1/25	6,380,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,810,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank),
	0.23% due 2/1/26	$1,810,000
1,025,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	0.28% due 11/1/25	1,025,000

	Total Daily Variable/Floating Rate Notes (Cost $190,879,000)	190,879,000

	Weekly Variable/Floating Rate Notes — 62.8%
2,225,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.34% due 8/1/16	2,225,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wells Fargo Bank),
	0.38% due 12/1/24	2,400,000
1,020,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, (SPA: Bank Of New York),
	0.23% due 6/1/27	1,020,000
3,930,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America),
	0.23% due 6/1/25	3,930,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	0.38% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	0.28% due 12/1/33	700,000
3,851,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.27% due 7/1/27	3,851,000
6,405,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank),
	0.25% due 1/1/33	6,405,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bond, Class I, (LOC: 50% FNMA & 50% FHLMC),
	0.26% due 5/1/31	8,110,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$7,335,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.27% due 4/1/20	$7,335,000
700,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured),
	0.32% due 7/15/18	700,000
3,655,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.24% due 5/15/14	3,655,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	0.19% due 7/1/29	12,100,000
2,690,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.28% due 12/1/15	2,690,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.24% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.23% due 12/1/26	5,500,000
1,360,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank),
	0.23% due 12/1/20	1,360,000
590,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank),
	0.23% due 12/1/11	590,000
3,715,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.26% due 4/1/27	3,715,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.26% due 4/1/35	4,000,000
9,605,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Barclays Bank PLC),
	0.24% due 10/1/36	9,605,000
8,400,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (LOC: J.P. Morgan Chase),
	0.20% due 9/1/19	8,400,000
656,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	0.23% due 7/1/28	656,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.24% due 12/15/24	$6,160,000
9,485,000	Maryland State Community Development Administration, Housing & Community Development, Series J, (SPA: KBC Bank NV),
	0.27% due 9/1/31	9,485,000
4,970,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.23% due 7/1/27	4,970,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.18% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.20% due 12/1/29	2,610,000
7,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.24% due 8/1/28	7,200,000
8,355,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust),
	0.29% due 2/1/26	8,355,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America):
1,000,000	0.27% due 2/1/17	1,000,000
1,100,000	0.27% due 2/1/19	1,100,000
1,100,000	0.27% due 2/1/20	1,100,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.18% due 10/1/44	5,945,000
4,285,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.24% due 2/15/33	4,285,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank),
	0.26% due 4/15/18	2,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,740,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	0.38% due 12/1/27	$2,740,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank),
	0.28% due 12/1/27	950,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: J. P. Morgan Chase),
	0.27% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank),
	0.23% due 5/15/38	10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.27% due 5/15/31	805,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.23% due 6/1/32	5,000,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.24% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.23% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.22% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.24% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.23% due 11/15/36	6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.17% due 6/1/27	3,400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.26% due 12/1/21	$4,380,000
2,035,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.25% due 11/15/28	2,035,000
2,665,000	Ohio State University, General Receipts, Series B,
	0.20% due 12/1/29	2,665,000
4,760,000	Ohio State, General Obligation Unlimited, Series C,
	0.22% due 6/15/26	4,760,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America),
	0.24% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: J.P. Morgan Chase),
	0.25% due 3/1/32	10,100,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.20% due 9/1/35	5,000,000
6,250,000	Private Colleges and Universities Authority Georgia Revenue, Emory University,
	0.19% due 9/1/36	6,250,000
9,900,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.22% due 7/1/33	9,900,000
485,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.21% due 7/1/32	485,000
494,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	0.38% due 12/1/15	494,000
9,925,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust),
	0.27% due 10/1/31	9,925,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.27% due 5/1/32	11,295,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.28% due 11/1/31	$6,675,000
10,050,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.26% due 3/1/29	10,050,000
3,565,000	University of North Carolina, Revenue Bonds, Series B,
	0.17% due 12/1/25	3,565,000
7,565,000	University of North Carolina, Revenue Bonds, Series C,
	0.24% due 12/1/25	7,565,000
	University of Texas, University Revenue, Financing System, Series B:
7,115,000	0.21% due 8/1/16	7,115,000
3,490,000	0.18% due 8/1/33	3,490,000
6,500,000	0.21% due 8/1/39	6,500,000
2,300,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.17% due 8/15/13	2,300,000
11,595,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.24% due 6/1/48	11,595,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.24% due 12/1/23	6,955,000
9,545,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: 50% FNMA & 50% FHLMC),
	0.23% due 12/1/35	9,545,000
6,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B (LOC: 50% FNMA & 50% FHLMC),
	0.23% due 12/1/33	6,000,000

	Total Weekly Variable/Floating Rate Notes (Cost $363,271,000)	363,271,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $554,150,000)	554,150,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

FIXED RATE NOTES* — 4.1%
$5,000,000	Massachusetts State, Revenue Anticipation Notes, General Obligation Unlimited, Series C,
	2.00% due 6/23/11	$5,012,308
5,000,000	Oregon State, Tax Anticipation Notes, General Obligation Unlimited,
	2.00% due 6/30/11	5,013,178
13,625,000	Texas State, Tax & Revenue Anticipation Notes,
	2.00% due 8/31/11	13,700,529

	TOTAL FIXED RATE NOTES (Cost $23,726,015)	23,726,015

TOTAL INVESTMENTS (Cost $577,876,015)[2]	99.9%	$577,876,015
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	408,911

NET ASSETS	100.0%	$578,284,926

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $577,876,015.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

COUPON TYPE

On April 30, 2011, coupon type of the Portfolio was as follows :

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	95.8%	$554,150,000
Fixed Rate Notes	4.1	23,726,015

TOTAL INVESTMENTS	99.9%	$577,876,015

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 6.7%

	Federal Home Loan Bank — 6.7%
$5,000,000	5.375% due 5/18/16	$5,771,515
10,500,000	3.625% due 10/18/13	11,172,924
5,000,000	5.125% due 10/18/16[1]	5,686,725

		22,631,164

	TOTAL AGENCY NOTES (Cost $22,386,024)	22,631,164

MORTGAGE-BACKED SECURITIES*,2 — 33.1%

	Federal Home Loan Mortgage Corporation — 12.3%
2,598	# G00807, 9.50% due 3/1/21	2,816
1,623,491	# G12342, 5.50% due 8/1/21	1,762,354
699,624	# J03649, 5.50% due 10/1/21	758,153
1,131,892	# J03536, 5.50% due 11/1/21	1,226,584
662,628	# G12442, 6.00% due 11/1/21	721,964
490,421	# G18163, 5.50% due 1/1/22	531,449
1,908,075	# G13396, 5.50% due 12/1/23	2,066,509
72,731	# D78677, 8.00% due 3/1/27	86,124
47,501	# D84894, 8.00% due 12/1/27	56,302
715,747	# C00742, 6.50% due 4/1/29	808,382
438,108	# A57845, 7.00% due 2/1/37	501,131
1,596,679	# A68937, 6.00% due 11/1/37	1,746,385
624,434	# A68332, 5.50% due 11/1/37	672,030
1,928,257	# A70446, 5.00% due 12/1/37	2,036,295
8,122,394	# A73370, 5.00% due 2/1/38	8,572,408
3,407,076	# A90421, 4.50% due 12/1/39	3,507,214
4,305,292	# A92890, 4.50% due 7/1/40	4,429,139
11,773,308	# A97620, 4.50% due 3/1/41	12,112,902

		41,598,141

	Federal National Mortgage Association — 13.1%
29,524	# 535729, 6.50% due 2/1/16	32,449
30,334	# 535962, 6.50% due 5/1/16	33,340
17,168	# 595134, 6.50% due 7/1/16	18,869
117,995	# 596498, 6.00% due 7/1/16	128,930
18,188	# 608777, 6.50% due 10/1/16	19,991
270,595	# 625990, 5.50% due 12/1/16	293,782
35,892	# 643340, 6.50% due 3/1/17	39,595
64,812	# 555016, 6.50% due 10/1/17	71,234
519,697	# 686230, 5.50% due 2/1/18	565,204
627,508	# 254685, 5.00% due 4/1/18	673,158
733,493	# 740449, 5.50% due 9/1/18	797,721
478,220	# 768557, 5.50% due 2/1/19	520,095

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$213,088	# 255159, 5.50% due 3/1/19	$231,747
5,223	# 313796, 9.50% due 2/1/21	5,886
5,202	# 125275, 7.00% due 3/1/24	5,947
31,933	# 313795, 9.50% due 1/1/25	37,846
73,964	# 373328, 8.00% due 3/1/27	86,217
113,566	# 390895, 8.00% due 6/1/27	132,379
251,990	# 397602, 8.00% due 8/1/27	293,734
29,781	# 405845, 8.00% due 11/1/27	34,714
4,598	# 499335, 6.50% due 8/1/29	5,202
21,271	# 252806, 7.50% due 10/1/29	24,774
1,305	# 523497, 7.50% due 11/1/29	1,520
10,563	# 588945, 7.00% due 6/1/31	12,169
222,689	# 607862, 7.00% due 9/1/31	256,559
25,708	# 624571, 7.00% due 3/1/32	29,571
38,522	# 656872, 6.50% due 8/1/32	43,578
21,872	# 687575, 7.00% due 2/1/33	25,117
2,037,491	# 789856, 6.00% due 8/1/34	2,246,356
348,190	# 820811, 6.00% due 4/1/35	382,686
968,414	# 829202, 5.00% due 7/1/35	1,026,910
1,044,862	# 826586, 5.00% due 8/1/35	1,107,976
649,842	# 867021, 7.00% due 3/1/36	744,293
279,388	# 256216, 7.00% due 4/1/36	319,996
1,462,098	# 898412, 5.00% due 10/1/36	1,546,759
728,596	# 910894, 5.00% due 2/1/37	770,329
704,976	# 912456, 6.50% due 3/1/37	794,427
1,113,696	# 939512, 5.00% due 6/1/37	1,177,487
1,711,058	# 959877, 5.00% due 11/1/37	1,809,066
5,153,222	#973241, 5.00% due 3/1/38	5,446,784
2,345,863	# 975593, 5.00% due 6/1/38	2,479,499
2,043,430	# 257573, 5.50% due 2/1/39	2,201,422
4,443,187	# AD7128, 4.50% due 7/1/40	4,577,942
12,914,366	# AH1568, 4.50% due 12/1/40	13,318,148

		44,371,408

	Government National Mortgage Association — 7.7%
16,309	# 460389, 7.00% due 5/15/28	18,839
24,840	# 464049, 7.00% due 7/15/28	28,694
45,644	# 476259, 7.00% due 8/15/28	52,725
22,258	# 496632, 7.00% due 12/15/28	25,711
31,936	# 539971, 7.00% due 1/15/31	37,056
14,166	# 485264, 7.50% due 2/15/31	16,567
21,131	# 556417, 7.00% due 6/15/31	24,518
49,049	# 559304, 7.00% due 9/15/31	56,912

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$67,565	# 570289, 7.00% due 1/15/32	$78,273
159,786	# 574687, 6.00% due 4/15/34	178,403
996,880	# 652486, 5.50% due 4/15/36	1,087,801
2,186,042	# 651859, 5.00% due 6/15/36	2,346,555
1,457,556	# 782150, 5.50% due 4/15/37	1,590,266
1,891,457	# 662521, 6.00% due 8/15/37	2,092,340
787,150	# 677545, 6.00% due 11/15/37	870,749
1,455,394	# 676291, 6.00% due 12/15/37	1,609,964
445,983	# 678831, 5.00% due 1/15/38	478,451
1,731,261	# 685836, 5.50% due 4/15/38	1,886,997
4,592,454	# 698235, 5.00% due 6/15/39	4,926,791
8,066,025	# 716655, 5.00% due 8/15/39	8,653,243

		26,060,855

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $107,630,545)	112,030,404

CORPORATE NOTES* — 47.2%
11,000,000	Barclays Bank PLC,
	5.20% due 7/10/14	11,975,139
4,000,000	Bear Stearns Cos. LLC,
	6.40% due 10/2/17	4,568,524
6,000,000	General Electric Capital Corp.,
	5.625% due 5/1/18[1]	6,572,880
8,000,000	General Electric Capital Corp.,
	6.00% due 8/7/19	8,907,872
8,250,000	Goldman Sachs Group, Inc.,
	5.125% due 1/15/15[1]	8,937,035
7,000,000	Goldman Sachs Group, Inc.,
	5.95% due 1/18/18	7,661,570
5,000,000	Hewlett-Packard Co.,
	6.125% due 3/1/14	5,625,005
9,650,000	Honeywell International, Inc.,
	5.00% due 2/15/19	10,572,830
11,000,000	IBM Corp.,
	8.375% due 11/1/19[1]	14,623,345
10,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15	11,057,616
12,372,000	Oracle Corp.,
	5.75% due 4/15/18	14,077,295
11,850,000	PepsiCo, Inc.,
	7.90% due 11/1/18	15,135,199

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$7,000,000	United Technologies Corp.,
	4.875% due 5/1/15	$7,779,772
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19	2,672,719
9,000,000	Wal-Mart Stores, Inc.,
	5.80% due 2/15/18	10,353,978
5,595,000	Wal-Mart Stores, Inc.,
	3.625% due 7/8/20[1]	5,467,070
13,000,000	Wells Fargo & Co.,
	5.25% due 10/23/12	13,815,750

	TOTAL CORPORATE NOTES (Cost $150,708,687)	159,803,599

US TREASURY NOTES/BONDS* — 10.6%
5,000,000	U.S. Treasury Bond,
	7.875% due 2/15/21	6,945,310
2,000,000	U.S. Treasury Bond,
	6.00% due 2/15/26	2,468,438
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	8,947,107
2,000,000	U.S. Treasury Bond,
	4.375% due 2/15/38	1,998,750
6,023,850	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.875% due 7/15/13	6,550,937
4,510,017	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	4,964,541
4,000,000	U.S. Treasury Note,
	3.50% due 5/15/20	4,105,320

	TOTAL US TREASURY NOTES/BONDS (Cost $33,774,056)	35,980,403

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 1.4%
$4,800,000	With Bank of America Corp., dated 4/29/11, 0.01%, principal and interest in the amount of $4,800,004 due 5/2/11, (collateralized by a U.S. Treasury Note with a par value of $4,978,900, coupon rate of 1.250%, due 10/31/15, market value of $4,896,250)	$4,800,000
43,714	With State Street Bank and Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $43,714, due 5/2/11, (collateralized by a FNR security with a par value of $49,234, coupon rate of 3.000%, due 11/25/40, market value of $49,412)	43,714

	TOTAL REPURCHASE AGREEMENTS (Cost $4,843,714)	4,843,714

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.3%
14,481,760	State Street Navigator Securities Lending Prime Portfolio	14,481,760

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $14,481,760)	14,481,760

TOTAL INVESTMENTS (Cost $333,824,786)[3]	103.3%	$349,771,044
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.3)	(11,261,038)

NET ASSETS	100.0%	$338,510,006

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Notes 1 and 6.
[2]	Represents current face amount at April 30, 2011.
[3]	Aggregate cost for federal tax purposes was $333,824,786.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2011, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Corporate	47.2%	$159,803,599
Federal National Mortgage Association	13.1	44,371,408
Federal Home Loan Mortgage Corporation	12.3	41,598,141
US Treasury Bills	10.6	35,980,403
Government National Mortgage Association	7.7	26,060,855
Federal Home Loan Bank	6.7	22,631,164

TOTAL	97.6%	$330,445,570
REPURCHASE AGREEMENTS	1.4	4,843,714
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.3	14,481,760

TOTAL INVESTMENTS	103.3%	$349,771,044

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 5.8%
76,370	Honeywell International, Inc.	$4,676,134
19,550	Precision Castparts Corp.	3,020,866
42,515	Rockwell Collins, Inc.	2,682,696

		10,379,696

	Capital Markets — 5.9%
192,390	Charles Schwab Corp. (The)	3,522,661
26,140	Franklin Resources, Inc.	3,375,197
23,630	Goldman Sachs Group, Inc.	3,568,366

		10,466,224

	Chemicals — 3.4%
46,210	EI du Pont de Nemours & Co.	2,624,266
31,370	Praxair, Inc.	3,338,395

		5,962,661

	Commercial Banks — 2.8%
168,710	Wells Fargo & Co.	4,911,148

	Communications Equipment — 1.8%
57,840	Qualcomm, Inc.	3,287,626

	Computers & Peripherals — 4.2%
21,220	Apple, Inc.[1]	7,389,441

	Consumer Finance — 2.3%
81,690	American Express Co.	4,009,345

	Diversified Consumer Services — 1.4%
34,715	ITT Educational Services, Inc.[1]	2,490,107

	Diversified Financial Services — 2.9%
113,990	JPMorgan Chase & Co.	5,201,364

	Electrical Equipment — 3.6%
42,460	Cooper Industries PLC	2,800,237
60,500	Emerson Electric Co.	3,675,980

		6,476,217

	Electronic Equipment, Instruments & Components — 2.1%
65,920	Amphenol Corp. — Class A	3,685,587

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 5.1%
71,870	Halliburton Co.	$3,627,998
60,770	Schlumberger, Ltd.	5,454,107

		9,082,105

	Food & Staples Retailing — 2.2%
92,380	Walgreen Co.	3,946,474

	Food Products — 1.3%
39,365	Kellogg Co.	2,254,433

	Health Care Equipment & Supplies — 3.9%
60,575	Baxter International, Inc.	3,446,717
50,795	Varian Medical Systems, Inc.[1]	3,565,809

		7,012,526

	Health Care Providers & Services — 4.5%
48,180	Express Scripts, Inc.[1]	2,733,733
165,250	Health Management Associates, Inc.[1]	1,864,020
34,300	Laboratory Corp. of America Holdings[1]	3,308,921

		7,906,674

	Hotels, Restaurants & Leisure — 3.5%
73,475	Darden Restaurants, Inc.	3,451,121
52,380	Yum! Brands, Inc.	2,809,663

		6,260,784

	Household Products — 3.8%
36,740	Colgate-Palmolive Co.	3,099,019
48,870	Energizer Holdings, Inc.[1]	3,691,151

		6,790,170

	Industrial Conglomerates — 1.7%
133,830	McDermott International, Inc.[1]	3,090,135

	Insurance — 2.0%
158,500	Progressive Corp. (The)	3,477,490

	IT Services — 2.2%
68,900	Accenture PLC — Class A	3,936,257

	Life Sciences Tools & Services — 2.2%
40,440	Waters Corp.[1]	3,963,120

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 1.7%
32,825	Parker Hannifin Corp.	$3,096,054

	Media — 3.8%
80,000	McGraw-Hill Cos. (The), Inc.	3,237,600
70,370	Omnicom Group, Inc.	3,461,500

		6,699,100

	Multi-line Retail — 2.0%
60,340	Dollar Tree, Inc.[1]	3,469,550

	Oil, Gas & Consumable Fuels — 5.9%
59,340	Chevron Corp.	6,494,170
34,800	Occidental Petroleum Corp.	3,977,292

		10,471,462

	Road & Rail — 1.7%
62,570	JB Hunt Transport Services, Inc.	2,983,338

	Semiconductors & Semiconductor Equipment — 2.2%
55,966	Avago Technologies, Ltd.	1,872,623
49,780	Microchip Technology, Inc.	2,042,971

		3,915,594

	Software — 7.0%
38,500	BMC Software, Inc.[1]	1,933,855
171,655	Microsoft Corp.	4,466,463
167,950	Oracle Corp.	6,054,598

		12,454,916

	Textiles, Apparel & Luxury Goods — 1.7%
51,075	Coach, Inc.	3,054,796

	Tobacco — 3.2%
81,000	Philip Morris International, Inc.	5,624,640

	Trading Companies & Distributors — 1.8%
21,170	WW Grainger, Inc.	3,209,372

	TOTAL COMMON STOCKS (Cost $131,900,715)	176,958,406

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.3%
$556,560	With State Street Bank and Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $556,560, due 5/2/11, (collateralized by a FNR security with a par value of $566,185, coupon rate of 3.000% due 11/25/40, market value of $568,237)	$556,560

	TOTAL REPURCHASE AGREEMENT (Cost $556,560)	556,560

TOTAL INVESTMENTS (Cost $132,457,275)[2]	99.9%	$177,514,966
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	125,512

NET ASSETS	100.0%	$177,640,478

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $132,813,300.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Software	7.0%	$12,454,916
Oil, Gas & Consumable Fuels	5.9	10,471,462
Capital Markets	5.9	10,466,224
Aerospace & Defense	5.8	10,379,696
Energy Equipment & Services	5.1	9,082,105
Health Care Providers & Services	4.5	7,906,674
Computers & Peripherals	4.2	7,389,441
Health Care Equipment & Supplies	3.9	7,012,526
Household Products	3.8	6,790,170
Media	3.8	6,699,100
Electrical Equipment	3.6	6,476,217
Hotels, Restaurants & Leisure	3.5	6,260,784
Chemicals	3.4	5,962,661
Tobacco	3.2	5,624,640
Diversified Financial Services	2.9	5,201,364
Commercial Banks	2.8	4,911,148
Consumer Finance	2.3	4,009,345
Life Sciences Tools & Services	2.2	3,963,120
Food & Staples Retailing	2.2	3,946,474
IT Services	2.2	3,936,257
Semiconductors & Semiconductor Equipment	2.2	3,915,594
Electronic Equipment, Instruments & Components	2.1	3,685,587
Insurance	2.0	3,477,490
Multi-line Retail	2.0	3,469,550
Communications Equipment	1.8	3,287,626
Trading Companies & Distributors	1.8	3,209,372
Machinery	1.7	3,096,054
Industrial Conglomerates	1.7	3,090,135
Textiles, Apparel & Luxury Goods	1.7	3,054,796
Road & Rail	1.7	2,983,338
Diversified Consumer Services	1.4	2,490,107
Food Products	1.3	2,254,433

TOTAL COMMON STOCKS	99.6%	$176,958,406
REPURCHASE AGREEMENTS	0.3	556,560

TOTAL INVESTMENTS	99.9%	$177,514,966

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.2%

	Aerospace & Defense — 3.6%
74,763	BE Aerospace, Inc.[1]	$2,885,104
33,738	Teledyne Technologies, Inc.[1]	1,703,432
25,236	Triumph Group, Inc.	2,173,324

		6,761,860

	Airlines — 0.5%
21,727	Allegiant Travel Co.	974,891

	Automotive — 1.0%
125,911	Sonic Automotive, Inc. — Class A	1,775,345

	Banking — 11.2%
51,012	Bank of the Ozarks, Inc.	2,271,564
108,637	Flushing Financial Corp.	1,599,137
39,001	IBERIABANK Corp.	2,340,450
61,539	Lakeland Financial Corp.	1,348,320
137,112	Northwest Bancshares, Inc.	1,726,240
45,749	Prosperity Bancshares, Inc.	2,097,592
84,885	Renasant Corp.	1,424,370
42,780	Signature Bank[1]	2,490,224
33,198	SVB Financial Group[1,2]	2,006,487
33,064	UMB Financial Corp.	1,392,325
112,280	ViewPoint Financial Group	1,386,658
51,417	WesBanco, Inc.	1,043,765

		21,127,132

	Basic Industry — 0.8%
34,413	Silgan Holdings, Inc.	1,578,180

	Chemicals — 5.2%
66,667	A Schulman, Inc.	1,688,008
78,137	Cooper Tire & Rubber Co.	2,108,136
35,223	Koppers Holdings, Inc.	1,610,748
56,410	LSB Industries, Inc.[1,2]	2,276,144
78,813	Solutia, Inc.[1]	2,076,723

		9,759,759

	Coal — 1.5%
132,659	International Coal Group, Inc.[1]	1,463,229
59,109	James River Coal Co.[1,2]	1,378,422

		2,841,651

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services — 3.6%
116,464	Cardtronics, Inc.[1]	$2,474,860
32,929	MAXIMUS, Inc.	2,633,991
47,908	TAL International Group, Inc.	1,727,083

		6,835,934

	Communications — 0.8%
188,394	Harmonic, Inc.[1]	1,559,902

	Computer Software & Processing — 2.8%
52,227	Interactive Intelligence, Inc.[1]	1,954,334
68,286	Medidata Solutions, Inc.[1,2]	1,752,902
47,639	SYNNEX Corp.[1,2]	1,597,336

		5,304,572

	Computers & Information — 1.5%
67,268	NETGEAR, Inc.[1]	2,808,439

	Electric Utilities — 1.2%
30,769	Cleco Corp.[2]	1,079,992
29,690	IDACORP, Inc.	1,164,145

		2,244,137

	Electrical Equipment — 2.5%
60,053	EnerSys[1]	2,275,408
39,676	Littelfuse, Inc.	2,468,244

		4,743,652

	Electronics — 9.2%
54,386	Finisar Corp.[1]	1,527,703
164,912	GT Solar International, Inc.[1,2]	1,842,067
39,271	Measurement Specialties, Inc.[1]	1,365,845
69,934	Multi-Fineline Electronix, Inc.[1]	1,862,342
54,251	Omnivision Technologies, Inc.[1,2]	1,822,834
168,961	Pericom Semiconductor Corp.[1]	1,535,856
268,690	RF Micro Devices, Inc.[1,2]	1,789,475
120,513	TriQuint Semiconductor, Inc.[1]	1,659,464
36,302	Veeco Instruments, Inc.[1,2]	1,856,121
79,892	Volterra Semiconductor Corp.[1,2]	2,100,361

		17,362,068

	Entertainment & Leisure — 1.5%
135,898	Cinemark Holdings, Inc.	2,762,806

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 0.9%
25,775	World Acceptance Corp.[1,2]	$1,751,411

	Forest Products & Paper — 1.0%
112,550	KapStone Paper and Packaging Corp.[1]	1,956,119

	Health Care Providers — 5.0%
224,696	Health Management Associates, Inc.[1]	2,534,571
47,504	Magellan Health Services, Inc.[1]	2,471,158
27,666	Mednax, Inc.[1]	1,962,072
28,475	MWI Veterinary Supply, Inc.[1,2]	2,368,266

		9,336,067

	Heavy Machinery — 2.1%
217,949	Entegris, Inc.[1]	1,880,900
66,937	Titan Machinery, Inc.[1,2]	2,105,838

		3,986,738

	Home Construction, Furnishings & Appliances — 1.2%
35,762	Tupperware Brands Corp.	2,276,967

	Household Products — 0.9%
117,814	Ferro Corp.[1]	1,767,210

	Industrial — 3.5%
44,400	Crane Co.	2,216,004
31,309	Gardner Denver, Inc.	2,705,411
19,298	Middleby Corp. (The)[1]	1,730,451

		6,651,866

	Insurance — 2.8%
75,843	American Equity Investment Life Holding Co.	975,341
110,931	Amtrust Financial Services, Inc.	2,140,968
32,524	ProAssurance Corp.[1]	2,159,594

		5,275,903

	Medical Supplies — 4.6%
52,632	Cyberonics, Inc.[1,2]	1,872,120
91,498	Hanger Orthopedic Group, Inc.[1,2]	2,486,001
51,957	ICU Medical, Inc.[1,2]	2,343,780
57,490	Invacare Corp.	1,891,421

		8,593,322

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 1.2%
45,614	General Cable Corp.[1,2]	$2,212,279

	Oil & Gas — 5.7%
45,075	Berry Petroleum Co. — Class A	2,394,835
72,200	Complete Production Services, Inc.[1]	2,450,468
66,802	Gulfport Energy Corp.[1]	2,273,940
22,402	Oil States International, Inc.[1]	1,859,590
49,123	Stone Energy Corp.[1]	1,736,989

		10,715,822

	Pharmaceuticals — 1.4%
92,847	Parexel International Corp.[1,2]	2,577,433

	Real Estate Investment Trusts — 5.7%
206,208	Ashford Hospitality Trust, Inc.	2,571,414
108,367	Colonial Properties Trust	2,293,045
84,615	DuPont Fabros Technology, Inc.	2,069,683
41,430	Entertainment Properties Trust	1,972,482
192,825	Glimcher Realty Trust	1,841,479

		10,748,103

	Restaurants — 2.3%
38,056	Buffalo Wild Wings, Inc.[1]	2,325,221
117,814	Texas Roadhouse, Inc.	1,916,834

		4,242,055

	Retailers — 2.3%
74,898	Perry Ellis International, Inc.[1]	2,110,626
142,645	Sally Beauty Holdings, Inc.[1,2]	2,109,719

		4,220,345

	Technology — 0.8%
28,205	MICROS Systems, Inc.[1]	1,467,224

	Telecommunications — 4.3%
60,999	GeoEye, Inc.[1]	2,262,453
64,912	j2 Global Communications, Inc.[1,2]	1,912,307
173,954	MasTec, Inc.[1,2]	3,945,277

		8,120,037

	Telephone Systems — 0.6%
119,163	Brightpoint, Inc.[1]	1,205,930

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Clothing & Fabrics — 2.1%
18,893	Deckers Outdoor Corp.[1,2]	$1,603,260
51,147	G-III Apparel Group, Ltd.[1,2]	2,294,454

		3,897,714

	Transportation — 1.9%
82,861	Arctic Cat, Inc.[1,2]	1,391,236
21,322	Polaris Industries, Inc.	2,247,979

		3,639,215

	TOTAL COMMON STOCKS (Cost $137,620,982)	183,082,088

Face
Amount

REPURCHASE AGREEMENT* — 3.8%
$7,159,052	With State Street Bank and Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $7,159,058, due 5/2/11, (collateralized by a FNR security with a par value of $7,276,714, coupon rate of 3.000%, due 11/25/40, market value of $7,303,080)	7,159,052

	TOTAL REPURCHASE AGREEMENT (Cost $7,159,052)	7,159,052

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 18.9%
35,659,946	State Street Navigator Securities Lending Prime Portfolio	35,659,946

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $35,659,946)	35,659,946

TOTAL INVESTMENTS (Cost $180,439,980)[3]	119.9%	$225,901,086
LIABILITIES IN EXCESS OF OTHER ASSETS	(19.9)	(37,558,400)

NET ASSETS	100.0%	$188,342,686

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Notes 1 and 6.
[3]	Aggregate cost for federal tax purposes was $181,035,868.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banking	11.2%	$21,127,132
Electronics	9.2	17,362,068
Real Estate Investment Trusts	5.7	10,748,103
Oil & Gas	5.7	10,715,822
Chemicals	5.2	9,759,759
Health Care Providers	5.0	9,336,067
Medical Supplies	4.6	8,593,322
Telecommunications	4.3	8,120,037
Commercial Services	3.6	6,835,934
Aerospace & Defense	3.6	6,761,860
Industrial	3.5	6,651,866
Computer Software & Processing	2.8	5,304,572
Insurance	2.8	5,275,903
Electrical Equipment	2.5	4,743,652
Restaurants	2.3	4,242,055
Retailers	2.3	4,220,345
Heavy Machinery	2.1	3,986,738
Textiles, Clothing & Fabrics	2.1	3,897,714
Transportation	1.9	3,639,215
Coal	1.5	2,841,651
Computers & Information	1.5	2,808,439
Entertainment & Leisure	1.5	2,762,806
Pharmaceuticals	1.4	2,577,433
Home Construction, Furnishings & Appliances	1.2	2,276,967
Electric Utilities	1.2	2,244,137
Metals & Mining	1.2	2,212,279
Forest Products & Paper	1.0	1,956,119
Automotive	1.0	1,775,345
Household Products	0.9	1,767,210
Financial Services	0.9	1,751,411
Basic Industry	0.8	1,578,180
Communications	0.8	1,559,902

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Technology	0.8%	$1,467,224
Telephone Systems	0.6	1,205,930
Airlines	0.5	974,891

TOTAL COMMON STOCKS	97.2%	$183,082,088
REPURCHASE AGREEMENTS	3.8	7,159,052
INVESTMENTS OF SECURITY LENDING COLLATERAL	18.9	35,659,946

TOTAL INVESTMENTS	119.9%	$225,901,086

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.5%

	Aerospace & Defense — 1.4%
49,465	Textron, Inc.	$1,291,037

	Airlines — 1.5%
117,440	Southwest Airlines Co.	1,379,920

	Apparel Retailers — 0.9%
16,265	Kohl’s Corp.	857,328

	Banking — 9.4%
30,635	Bank of New York Mellon Corp.	887,189
67,535	BB&T Corp.	1,818,042
29,245	Capital One Financial Corp.	1,600,579
45,589	Comerica, Inc.	1,729,191
35,838	Discover Financial Services	890,216
198,330	KeyCorp	1,719,521

		8,644,738

	Beverages, Food & Tobacco — 1.6%
40,970	Archer-Daniels-Midland Co.	1,516,709

	Building Materials — 1.2%
41,110	Lowe’s Cos., Inc.	1,079,138

	Commercial Services — 4.2%
43,810	Cintas Corp.	1,360,300
27,370	Jacobs Engineering Group, Inc.[1]	1,357,826
20,320	Quest Diagnostics, Inc.	1,145,642

		3,863,768

	Communications — 2.1%
36,085	Harris Corp.	1,917,196

	Computers & Information — 2.7%
157,140	Dell, Inc.[1]	2,437,241

	Electric Utilities — 4.3%
15,510	Entergy Corp.	1,081,357
30,185	FirstEnergy Corp.	1,206,193
67,775	NRG Energy, Inc.[1]	1,640,155

		3,927,705

	Electronics — 1.9%
147,660	MEMC Electronic Materials, Inc.[1,2]	1,746,818

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy — 2.4%
25,130	Exxon Mobil Corp.	$2,211,440

	Financial Services — 8.5%
240,300	Bank of America Corp.	2,950,884
77,000	JPMorgan Chase & Co.	3,513,510
36,290	Legg Mason, Inc.	1,348,174

		7,812,568

	Health Care — 2.5%
38,440	Medco Health Solutions, Inc.[1]	2,280,645

	Heavy Machinery — 2.4%
139,235	Applied Materials, Inc.	2,184,597

	Insurance — 12.0%
46,790	Aetna, Inc.	1,936,170
65,860	Allstate Corp. (The)	2,228,703
9,915	Everest Re Group, Ltd.	903,455
62,070	Hartford Financial Services Group, Inc. (The)	1,798,168
14,946	Torchmark Corp.	1,000,186
63,310	UnitedHealth Group, Inc.	3,116,751

		10,983,433

	Media — Broadcasting & Publishing — 1.0%
22,015	McGraw-Hill Cos. (The), Inc.	890,947

	Medical Supplies — 7.8%
33,790	Covidien PLC	1,881,765
31,990	Medtronic, Inc.	1,335,582
35,790	St Jude Medical, Inc.	1,912,618
34,750	Stryker Corp.	2,050,250

		7,180,215

	Metals & Mining — 5.0%
127,135	Alcoa, Inc.	2,161,295
26,125	Newmont Mining Corp.	1,531,186
19,020	United States Steel Corp.	907,444

		4,599,925

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil & Gas — 11.3%
37,910	Chevron Corp.	$4,148,870
16,610	Diamond Offshore Drilling, Inc.	1,260,201
38,015	Ultra Petroleum Corp.[1,2]	1,930,782
105,895	Valero Energy Corp.	2,996,829

		10,336,682

	Process Industries — 4.0%
181,320	General Electric Co.	3,707,994

	Retail Trade — 0.9%
16,270	Target Corp.	798,857

	Retailers — 7.1%
25,885	J.C. Penney Co., Inc. (Holding Co.)	995,278
55,785	Staples, Inc.	1,179,295
43,250	Wal-Mart Stores, Inc.	2,377,885
45,755	Walgreen Co.	1,954,654

		6,507,112

	Technology — 1.0%
40,795	Intel Corp.	946,036

	Telephone Systems — 1.4%
33,540	Verizon Communications, Inc.	1,267,141

	TOTAL COMMON STOCKS (Cost $79,422,933)	90,369,190

Face
Amount

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.2%
$3,817,740	State Street Navigator Securities Lending Prime Portfolio	3,817,740

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,817,740)	3,817,740

TOTAL INVESTMENTS (Cost $83,240,673)[3]	102.7%	$94,186,930
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.7)	(2,460,402)

NET ASSETS	100.0%	$91,726,528

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Notes 1 and 6.
[3]	Aggregate cost for federal tax purposes was $83,630,821.
Abbreviations:

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	12.0%	$10,983,433
Oil & Gas	11.3	10,336,682
Banking	9.4	8,644,738
Financial Services	8.5	7,812,568
Medical Supplies	7.8	7,180,215
Retailers	7.1	6,507,112
Metals & Mining	5.0	4,599,925
Electric Utilities	4.3	3,927,705
Commercial Services	4.2	3,863,768
Process Industries	4.0	3,707,994
Computers & Information	2.7	2,437,241
Health Care	2.5	2,280,645
Energy	2.4	2,211,440
Heavy Machinery	2.4	2,184,597
Communications	2.1	1,917,196
Electronics	1.9	1,746,818
Beverages, Food & Tobacco	1.6	1,516,709
Airlines	1.5	1,379,920
Aerospace & Defense	1.4	1,291,037
Telephone Systems	1.4	1,267,141
Building Materials	1.2	1,079,138
Technology	1.0	946,036
Media — Broadcasting & Publishing	1.0	890,947
Apparel Retailers	0.9	857,328
Retail Trade	0.9	798,857

TOTAL COMMON STOCKS	98.5%	$90,369,190
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.2	3,817,740

TOTAL INVESTMENTS	102.7%	$94,186,930

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	United Kingdom — 22.5%
74,605	AstraZeneca PLC	$3,726,032
751,700	Aviva PLC	5,610,029
241,257	BG Group PLC	6,179,753
200,347	BHP Billiton PLC	8,448,228
281,400	Britvic PLC	1,924,799
408,651	FirstGroup PLC	2,216,370
206,831	GlaxoSmithKline PLC	4,510,243
125,167	Imperial Tobacco Group PLC	4,405,161
668,202	Prudential PLC	8,627,693
605,534	Rexam PLC	3,950,738
467,178	Rolls-Royce Group PLC[1]	5,005,950
44,849,088	Rolls-Royce Group PLC — Class C1	74,914
231,853	Royal Dutch Shell PLC	9,011,903
358,700	Smith & Nephew PLC	3,939,441
879,508	TUI Travel PLC[2]	3,514,054
864,750	Wm Morrison Supermarkets PLC	4,258,194
289,297	Xstrata PLC	7,352,302

		82,755,804

	Japan — 16.7%
129,800	Aisin Seiki Co, Ltd.[2]	4,558,962
1,113,300	Chuo Mitsui Trust Holdings, Inc.	3,788,089
42,200	Daito Trust Construction Co., Ltd.	3,355,606
937,000	Fujitsu, Ltd.	5,325,242
454	Japan Tobacco, Inc.	1,757,455
204,000	JGC Corp.[2]	5,027,381
540,500	Konica Minolta Holdings, Inc.	4,737,663
220,500	Kuraray Co., Ltd.	3,199,513
142,000	Mitsubishi Corp.	3,814,560
321,000	Nippon Electric Glass Co, Ltd.	4,839,832
85,800	Nippon Telegraph and Telephone Corp.	3,961,302
576,000	NKSJ Holdings, Inc.[2]	3,678,333
93,100	Nomura Research Institute, Ltd.[2]	1,994,795
44,100	Ryohin Keikaku Co, Ltd.[2]	2,027,899
32,400	Shimamura Co., Ltd.[2]	3,023,707
94,100	Square Enix Holdings Co, Ltd.[2]	1,556,829
80,800	Tokyo Electron, Ltd.	4,646,884

		61,294,052

	France — 11.8%
230,173	AXA[2]	5,164,950
94,026	BNP Paribas	7,441,016
45,642	Casino Guichard Perrachon	4,804,521
27,100	Christian Dior SA	4,349,079

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

55,837	Compagnie de Saint-Gobain	$3,856,853
67,975	LaFarge SA	4,810,043
65,573	Sanofi-Aventis	5,186,392
68,500	Societe Generale	4,581,879
26,419	Wendel	3,309,267

		43,504,000

	Germany — 10.7%
41,821	Allianz AG2	6,584,560
40,206	BASF SE	4,132,848
79,336	Deutsche Bank AG	5,182,126
120,784	Deutsche Lufthansa AG1,2	2,740,736
118,277	GEA Group AG	4,325,342
113,733	Hannover Rueckversicherung AG	6,878,044
57,088	Metro AG	4,190,168
20,770	SMA Solar Technology AG2	2,476,153
15,400	Volkswagen AG1	2,746,290

		39,256,267

	Switzerland — 6.1%
121,361	Credit Suisse Group AG	5,515,261
118,234	Novartis AG	7,018,862
40,653	Roche Holding AG	6,593,776
11,971	Zurich Financial Services AG1	3,362,951

		22,490,850

	Australia — 4.5%
1,821,980	BlueScope Steel, Ltd.	3,454,933
1,280,988	Mount Gibson Iron, Ltd.[1]	2,639,690
694,461	Myer Holdings, Ltd.	2,405,387
143,916	National Australia Bank, Ltd.	4,271,768
592,161	Toll Holdings, Ltd.	3,654,249

		16,426,027

	Spain — 4.1%
576,155	Banco Bilbao Vizcaya Argentaria SA2	7,390,202
588,585	Banco Santander SA2	7,516,511

		14,906,713

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Netherlands — 3.8%
245,349	Koninklijke Ahold N.V.[2]	$3,444,656
379,908	Reed Elsevier N.V.[2]	4,978,214
149,816	SBM Offshore N.V.[1]	4,383,634
40,069	TNT N.V., ADR	983,694

		13,790,198

	China — 3.1%
8,985,600	Bank of China, Ltd.	4,975,127
95,600	Netease.com, Inc., ADR[1]	4,711,168
62,800	Trina Solar, Ltd., ADR[1]	1,789,172

		11,475,467

	Brazil — 2.8%
194,115	Cia Paranaense de Energia, Sponsored ADR	5,351,751
100,000	Petroleo Brasileiro SA, Sponsored ADR	3,733,000
119,800	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	1,260,296

		10,345,047

	Singapore — 2.4%
1,075,000	SembCorp Industries, Ltd.	4,742,454
1,632,000	Singapore Telecommunications, Ltd.	4,146,497

		8,888,951

	Norway — 2.3%
245,500	Telenor ASA	4,241,713
157,018	TGS Nopec Geophysical Co. ASA	4,132,998

		8,374,711

	Italy — 1.5%
298,125	ACEA SPA[1]	3,848,264
175,858	Fiat Industrial SPA[1]	1,653,998

		5,502,262

	Canada — 1.5%
206,632	Nexen, Inc.	5,466,363

	South Africa — 1.0%
167,000	MTN Group, Ltd.	3,713,683

	Greece — 0.9%
201,986	Public Power Corp.	3,341,747

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Bermuda — 0.8%
79,388	Seadrill, Ltd.	$2,812,913

	Panama — 0.7%
45,400	Copa Holdings SA — Class A	2,640,010

	South Korea — 0.6%
2,816	Samsung Electronics Co., Ltd	2,346,557

	Mexico — 0.6%
37,200	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	2,339,880

	Sweden — 0.6%
72,300	Assa Abloy AB — Class B1,2	2,170,514

	Hong Kong — 0.5%
819,500	CNOOC, Ltd.	2,021,776

	TOTAL COMMON STOCKS (Cost $277,338,645)	365,863,792

Face
Amount

REPURCHASE AGREEMENT* — 2.0%
$7,294,509	With State Street Bank and Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $7,294,515, due 5/2/11 (collateralized by a FNR security with a par value of $7,414,568, coupon rate of 3.000% due 11/25/40, market value of $7,441,433)	7,294,509

	TOTAL REPURCHASE AGREEMENT (Cost $7,294,509)	7,294,509

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 12.4%
45,668,781	State Street Navigator Securities Lending Prime Portfolio	45,668,781

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $45,668,781)	45,668,781

TOTAL INVESTMENTS (Cost $330,301,935)[3]	113.9%	$418,827,082
LIABILITIES IN EXCESS OF OTHER ASSETS	(13.9)	(51,080,512)

NET ASSETS	100.0%	$367,746,570

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Notes 1 and 6.
[3]	Aggregate cost for federal tax purposes was $334,295,868.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	10.9%	$39,964,592
Insurance	10.8	39,906,560
Pharmaceuticals	7.4	27,035,305
Oil, Gas & Consumable Fuels	7.2	26,412,795
Metals & Mining	6.3	23,155,449
Food & Staples Retailing	4.5	16,697,539
Diversified Telecommunication Services	3.4	12,349,512
Energy Equipment & Services	3.1	11,329,545
Capital Markets	2.9	10,697,387
Semiconductors & Semiconductor Equipment	2.4	8,912,209
Electric Utilities	2.4	8,693,498
Industrial Conglomerates	2.2	8,051,721
Chemicals	2.0	7,332,361
Tobacco	1.7	6,162,616
Building Products	1.6	6,027,367
Machinery	1.6	5,979,340
Airlines	1.5	5,380,746
Computers & Peripherals	1.4	5,325,242
Aerospace & Defense	1.4	5,080,864
Construction & Engineering	1.4	5,027,381
Media	1.4	4,978,214
Electronic Equipment, Instruments & Components	1.3	4,839,832
Construction Materials	1.3	4,810,043
Office Electronics	1.3	4,737,663
Internet Software & Services	1.3	4,711,168
Air Freight & Logistics	1.3	4,637,943
Auto Components	1.2	4,558,962
Multi-line Retail	1.2	4,433,286
Textiles, Apparel & Luxury Goods	1.2	4,349,079
Beverages	1.2	4,264,679
Containers & Packaging	1.1	3,950,738
Health Care Equipment & Supplies	1.1	3,939,441
Multi-Utilities	1.0	3,848,264
Trading Companies & Distributors	1.0	3,814,560
Wireless Telecommunication Services	1.0	3,713,683
Hotels, Restaurants & Leisure	1.0	3,514,054
Real Estate Management & Development	0.9	3,355,606
Specialty Retail	0.8	3,023,707
Automobiles	0.7	2,746,290
Electrical Equipment	0.6	2,346,557

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Road & Rail	0.6%	$2,216,370
IT Services	0.5	1,994,795
Software	0.4	1,556,829

TOTAL COMMON STOCKS	99.5%	$365,863,792
REPURCHASE AGREEMENTS	2.0	7,294,509
INVESTMENTS OF SECURITY LENDING COLLATERAL	12.4	45,668,781

TOTAL INVESTMENTS	113.9%	$418,827,082

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.8%

	United Kingdom — 23.4%
20,666	AstraZeneca PLC	$1,032,132
201,086	Aviva PLC	1,500,730
62,037	BG Group PLC	1,589,066
58,780	BHP Billiton PLC	2,478,634
75,900	Britvic PLC	519,162
120,668	FirstGroup PLC	654,458
54,205	GlaxoSmithKline PLC	1,182,017
35,365	Imperial Tobacco Group PLC	1,244,645
201,868	Prudential PLC	2,606,480
152,991	Rexam PLC	998,172
96,470	Rolls-Royce Group PLC[1]	1,033,704
9,261,120	Rolls-Royce Group PLC — Class C1	15,469
73,206	Royal Dutch Shell PLC	2,845,447
99,000	Smith & Nephew PLC	1,087,272
226,691	TUI Travel PLC[2]	905,739
192,530	Wm Morrison Supermarkets PLC	948,055
85,421	Xstrata PLC	2,170,921

		22,812,103

	Japan — 16.5%
33,800	Aisin Seiki Co, Ltd.[2]	1,187,156
276,200	Chuo Mitsui Trust Holdings, Inc.	939,792
10,900	Daito Trust Construction Co., Ltd.	866,732
244,000	Fujitsu, Ltd.	1,386,723
118	Japan Tobacco, Inc.	456,784
53,000	JGC Corp.[2]	1,306,133
143,500	Konica Minolta Holdings, Inc.	1,257,825
57,500	Kuraray Co., Ltd.	834,340
36,500	Mitsubishi Corp.	980,503
83,000	Nippon Electric Glass Co, Ltd.	1,251,421
22,800	Nippon Telegraph and Telephone Corp.	1,052,654
152,000	NKSJ Holdings, Inc.	970,671
28,100	Nomura Research Institute, Ltd.[2]	602,081
11,800	Ryohin Keikaku Co, Ltd.[2]	542,612
8,600	Shimamura Co., Ltd.[2]	802,589
23,700	Square Enix Holdings Co, Ltd.[2]	392,103
21,500	Tokyo Electron, Ltd.	1,236,485

		16,066,604

	France — 11.3%
58,819	AXA	1,319,865
24,958	BNP Paribas	1,975,123
10,170	Casino Guichard Perrachon	1,070,549
6,900	Christian Dior SA	1,107,330

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

14,247	Compagnie de Saint-Gobain	$984,089
16,718	LaFarge SA	1,182,998
17,793	Sanofi-Aventis	1,407,309
19,600	Societe Generale	1,311,019
4,930	Wendel	617,536

		10,975,818

	Germany — 10.2%
10,814	Allianz AG2	1,702,624
10,512	BASF SE	1,080,548
21,047	Deutsche Bank AG	1,374,763
36,386	Deutsche Lufthansa AG1,2	825,643
18,533	GEA Group AG	677,744
28,758	Hannover Rueckversicherung AG	1,739,150
15,998	Metro AG	1,174,228
5,332	SMA Solar Technology AG2	635,669
3,900	Volkswagen AG1	695,489

		9,905,858

	Switzerland — 6.2%
30,829	Credit Suisse Group AG	1,401,026
33,898	Novartis AG	2,012,326
10,658	Roche Holding AG	1,728,691
3,116	Zurich Financial Services AG1	875,362

		6,017,405

	Australia — 4.8%
480,893	BlueScope Steel, Ltd.	911,894
324,957	Mount Gibson Iron, Ltd.[1]	669,628
228,348	Myer Holdings, Ltd.	790,923
47,819	National Australia Bank, Ltd.	1,419,382
149,574	Toll Holdings, Ltd.	923,027

		4,714,854

	Netherlands — 4.1%
80,200	Koninklijke Ahold N.V.	1,125,994
81,627	Reed Elsevier N.V.[2]	1,069,619
48,087	SBM Offshore N.V.[1]	1,407,031
17,905	TNT N.V.	440,895

		4,043,539

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Spain — 4.1%
152,936	Banco Bilbao Vizcaya Argentaria SA	$1,961,673
156,235	Banco Santander SA2	1,995,196

		3,956,869

	China — 2.9%
2,388,273	Bank of China, Ltd.	1,322,334
24,900	Netease.com, Inc., ADR[1]	1,227,072
10,800	Trina Solar, Ltd., ADR[1]	307,692

		2,857,098

	Brazil — 2.6%
49,510	Cia Paranaense de Energia, Sponsored ADR	1,364,991
23,300	Petroleo Brasileiro SA, Sponsored ADR	869,789
30,300	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	318,756

		2,553,536

	Singapore — 2.3%
271,990	SembCorp Industries, Ltd.	1,199,907
425,000	Singapore Telecommunications, Ltd.	1,079,817

		2,279,724

	Norway — 2.3%
66,887	Telenor ASA	1,155,664
39,957	TGS Nopec Geophysical Co. ASA	1,051,740

		2,207,404

	Canada — 1.4%
53,218	Nexen, Inc.	1,407,860

	Italy — 1.4%
80,813	ACEA SPA[1]	1,043,152
37,330	Fiat Industrial SPA[1]	351,100

		1,394,252

	South Africa — 0.9%
38,200	MTN Group, Ltd.	849,477

	Greece — 0.8%
49,064	Public Power Corp.	811,737

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Bermuda — 0.7%
20,259	Seadrill, Ltd.[2]	$717,826

	Hong Kong — 0.6%
250,000	CNOOC, Ltd.	616,771

	South Korea — 0.6%
733	Samsung Electronics Co., Ltd	610,805

	Sweden — 0.6%
19,330	Assa Abloy AB — Class B1,2	580,305

	Panama — 0.6%
9,900	Copa Holdings SA — Class A	575,685

	Mexico — 0.5%
7,000	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	440,300

	TOTAL COMMON STOCKS (Cost $73,653,519)	96,395,830

Face
Amount

INVESTMENT OF SECURITY LENDING COLLATERAL* — 12.2%
$11,861,808	State Street Navigator Securities Lending Prime Portfolio	11,861,808

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,861,808)	11,861,808

TOTAL INVESTMENTS (Cost $85,515,327)[3]	111.0%	$108,257,638
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.0)	(10,736,041)

NET ASSETS	100.0%	$97,521,597

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Notes 1 and 6.
[3]	Aggregate cost for federal tax purposes was $87,918,367.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	11.2%	$10,924,519
Insurance	11.0	10,714,882
Pharmaceuticals	7.6	7,362,475
Oil, Gas & Consumable Fuels	7.5	7,328,933
Metals & Mining	6.7	6,549,833
Food & Staples Retailing	4.4	4,318,826
Diversified Telecommunication Services	3.4	3,288,135
Energy Equipment & Services	3.3	3,176,597
Capital Markets	2.8	2,775,789
Semiconductors & Semiconductor Equipment	2.2	2,179,846
Electric Utilities	2.2	2,176,728
Chemicals	2.0	1,914,888
Industrial Conglomerates	1.9	1,817,443
Tobacco	1.7	1,701,429
Building Products	1.6	1,564,394
Airlines	1.4	1,401,328
Computers & Peripherals	1.4	1,386,723
Air Freight & Logistics	1.4	1,363,922
Multi-line Retail	1.4	1,333,535
Construction & Engineering	1.3	1,306,133
Office Electronics	1.3	1,257,825
Electronic Equipment, Instruments & Components	1.3	1,251,421
Internet Software & Services	1.3	1,227,072
Auto Components	1.2	1,187,156
Construction Materials	1.2	1,182,998
Textiles, Apparel & Luxury Goods	1.1	1,107,330
Health Care Equipment & Supplies	1.1	1,087,272
Media	1.1	1,069,619
Aerospace & Defense	1.1	1,049,173
Multi-Utilities	1.1	1,043,152
Machinery	1.1	1,028,844
Containers & Packaging	1.0	998,172
Trading Companies & Distributors	1.0	980,503
Beverages	1.0	959,462
Hotels, Restaurants & Leisure	0.9	905,739
Real Estate Management & Development	0.9	866,732
Wireless Telecommunication Services	0.9	849,477
Specialty Retail	0.8	802,589
Automobiles	0.7	695,489
Road & Rail	0.7	654,458

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Electrical Equipment	0.6%	$610,805
IT Services	0.6	602,081
Software	0.4	392,103

TOTAL COMMON STOCKS	98.8%	$96,395,830
INVESTMENTS OF SECURITY LENDING COLLATERAL	12.2	11,861,808

TOTAL INVESTMENTS	111.0%	$108,257,638

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Auto Components — 1.0%
8,310	Cooper Tire & Rubber Co.	$224,203

	Biotechnology — 2.0%
17,101	Nabi Biopharmaceuticals[1,2]	98,844
29,000	Rigel Pharmaceuticals, Inc.[1,2]	264,190
13,076	Sangamo Biosciences, Inc.[1,2]	93,885

		456,919

	Capital Markets — 0.6%
13,395	BGC Partners, Inc. — Class A	129,262

	Chemicals — 2.0%
3,569	Arch Chemicals, Inc.	138,013
21,511	PolyOne Corp.	311,479

		449,492

	Commercial Banks — 1.3%
3,718	Bank of the Ozarks, Inc.	165,563
2,274	First Financial Bankshares, Inc.	126,025

		291,588

	Commercial Services & Supplies — 2.4%
7,487	Deluxe Corp.	202,748
11,193	Sykes Enterprises, Inc.[1]	224,196
5,325	Tetra Tech, Inc.[1]	125,776

		552,720

	Communications Equipment — 3.9%
18,223	Arris Group, Inc.[1,2]	218,676
8,082	DG FastChannel, Inc.[1,2]	295,720
16,385	Oclaro, Inc.[1]	183,758
9,364	Oplink Communications, Inc.[1,2]	185,407

		883,561

	Computers & Peripherals — 0.9%
10,196	STEC, Inc.[1,2]	213,300

	Construction & Engineering — 0.9%
26,297	Great Lakes Dredge & Dock Corp.	195,913

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Consumer Finance — 3.4%
4,709	Cash America International, Inc.	$223,442
10,009	Ezcorp, Inc. — Class A1	315,183
3,349	World Acceptance Corp.[1,2]	227,565

		766,190

	Containers & Packaging — 0.8%
2,783	Rock-Tenn Co. — Class A	192,222

	Diversified Consumer Services — 1.7%
10,150	Lincoln Educational Services Corp.	169,505
4,148	Sotheby’s	209,557

		379,062

	Diversified Telecommunication Services — 1.2%
12,182	Neutral Tandem, Inc.[1]	186,263
4,738	NTELOS Holdings Corp.	93,480

		279,743

	Electric Utilities — 0.9%
6,747	El Paso Electric Co.[1]	209,022

	Electrical Equipment — 2.0%
5,628	Belden, Inc.	214,033
9,802	GrafTech International, Ltd.[1]	227,406

		441,439

	Electronic Equipment, Instruments & Components — 3.0%
2,364	Anixter International, Inc.	177,631
24,793	Brightpoint, Inc.[1,2]	250,905
7,675	Cognex Corp.	240,074

		668,610

	Food Products — 3.5%
7,396	Cal-Maine Foods, Inc.	213,671
13,965	Darling International, Inc.[1]	225,814
2,965	Lancaster Colony Corp.	181,191
3,615	Sanderson Farms, Inc.	172,074

		792,750

	Health Care Equipment & Supplies — 6.0%
20,767	ABIOMED, Inc.[1]	360,931
3,872	Analogic Corp.	223,298
6,199	Arthrocare Corp.[1,2]	219,011

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)

9,553	Immucor, Inc.[1]	$208,542
19,894	OraSure Technologies, Inc.[1,2]	175,266
11,551	SurModics, Inc.[1,2]	177,423

		1,364,471

	Health Care Providers & Services — 6.1%
2,712	Amedisys, Inc.[1,2]	90,364
31,005	AMN Healthcare Services, Inc.[1,2]	267,573
5,750	Catalyst Health Solutions, Inc.[1]	342,470
7,827	Gentiva Health Services, Inc.[1]	219,156
6,216	Owens & Minor, Inc.	214,141
8,829	PSS World Medical, Inc.[1,2]	253,922

		1,387,626

	Health Care Technology — 1.0%
15,233	Omnicell, Inc.[1,2]	234,284

	Hotels, Restaurants & Leisure — 4.1%
11,050	California Pizza Kitchen, Inc.[1]	176,800
8,118	Cheesecake Factory, Inc. (The)[1,2]	238,831
4,629	Cracker Barrel Old Country Store, Inc.	237,144
3,477	Papa John’s International, Inc.[1,2]	104,519
33,156	Ruth’s Hospitality Group, Inc.[1,2]	162,796

		920,090

	Insurance — 0.5%
4,757	Tower Group, Inc.	108,793

	Internet Software & Services — 3.1%
7,343	j2 Global Communications, Inc.[1,2]	216,325
14,658	Liquidity Services, Inc.[1,2]	285,098
12,636	Valueclick, Inc.[1,2]	211,653

		713,076

	IT Services — 2.9%
6,859	CSG Systems International, Inc.[1,2]	145,685
4,900	Mantech International Corp.[1,2]	215,061
3,661	MAXIMUS, Inc.	292,844

		653,590

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 1.9%
10,930	AMAG Pharmaceuticals, Inc.[1]	$207,670
32,574	Caliper Life Sciences, Inc.[1]	217,920

		425,590

	Machinery — 1.7%
6,382	Actuant Corp. — Class A	177,164
8,516	Briggs & Stratton Corp.	200,893

		378,057

	Metals & Mining — 1.3%
16,658	Noranda Aluminum Holding Corp.[1]	283,019

	Oil, Gas & Consumable Fuels — 4.7%
4,439	Petroleum Development Corp.[1,2]	176,761
28,221	Petroquest Energy, Inc.[1]	247,216
12,693	Stone Energy Corp.[1,2]	448,824
5,078	Swift Energy Co.[1]	199,007

		1,071,808

	Personal Products — 0.5%
5,572	Medifast, Inc.[1,2]	110,047

	Pharmaceuticals — 2.7%
11,685	Impax Laboratories, Inc.[1,2]	319,935
18,637	Medicines Co. (The)[1]	292,601

		612,536

	Real Estate Investment Trusts — 7.5%
10,891	Acadia Realty Trust	227,078
1,984	EastGroup Properties, Inc.	91,383
9,919	Extra Space Storage, Inc.	214,746
5,202	Kilroy Realty Corp.	218,172
7,424	LTC Properties, Inc.	218,414
4,205	National Health Investors, Inc.	204,489
5,670	National Retail Properties, Inc.	149,348
2,717	Post Properties, Inc.	110,310
6,680	Potlatch Corp.	258,449

		1,692,389

	Semiconductors & Semiconductor Equipment — 6.8%
7,884	Applied Micro Circuits Corp.[1,2]	82,624
6,592	ATMI, Inc.[1]	131,247
29,847	Entegris, Inc.[1,2]	257,580

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)

7,815	FEI Co.[1,2]	$253,675
17,418	Micrel, Inc.	223,124
17,878	MIPS Technologies, Inc.[1]	148,745
18,286	Rudolph Technologies, Inc.[1,2]	206,815
4,822	Veeco Instruments, Inc.[1,2]	246,549

		1,550,359

	Software — 6.0%
9,700	Ebix, Inc.[1,2]	221,645
9,223	Quest Software, Inc.[1]	237,585
18,347	TeleNav, Inc.[1]	249,152
13,674	TIBCO Software, Inc.[1]	410,083
9,383	Websense, Inc.[1,2]	241,988

		1,360,453

	Specialty Retail — 6.3%
7,812	ANN, Inc.[1,2]	243,812
5,116	Childrens Place[1,2]	272,018
8,051	Collective Brands, Inc.[1]	169,071
12,323	Finish Line, Inc. (The) — Class A	264,821
5,661	Jos. A. Bank Clothiers, Inc.[1,2]	296,750
14,734	Pier 1 Imports, Inc.[1]	179,460

		1,425,932

	Textiles, Apparel & Luxury Goods — 3.8%
3,465	Deckers Outdoor Corp.[1,2]	294,040
7,406	Timberland Co. (The) — Class A1	334,677
3,574	Warnaco Group (The), Inc.[1,2]	230,023

		858,740

	Trading Companies & Distributors — 1.4%
3,052	Applied Industrial Techologies, Inc.	107,613
7,864	DXP Enterprises, Inc.[1,2]	206,430

		314,043

	TOTAL COMMON STOCKS (Cost $16,504,683)	22,590,899

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.3%
$5,739,073	State Street Navigator Securities Lending Prime Portfolio	$5,739,073

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,739,073)	5,739,073

TOTAL INVESTMENTS (Cost $22,243,756)[3]	125.1%	$28,329,972
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.1)	(5,684,871)

NET ASSETS	100.0%	$22,645,101

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Notes 1 and 6.
[3]	Aggregate cost for federal tax purposes was $22,253,892.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Real Estate Investment Trusts	7.5%	$1,692,389
Semiconductors & Semiconductor Equipment	6.8	1,550,359
Specialty Retail	6.3	1,425,932
Health Care Providers & Services	6.1	1,387,626
Health Care Equipment & Supplies	6.0	1,364,471
Software	6.0	1,360,453
Oil, Gas & Consumable Fuels	4.7	1,071,808
Hotels, Restaurants & Leisure	4.1	920,090
Communications Equipment	3.9	883,561
Textiles, Apparel & Luxury Goods	3.8	858,740
Food Products	3.5	792,750
Consumer Finance	3.4	766,190
Internet Software & Services	3.1	713,076
Electronic Equipment, Instruments & Components	3.0	668,610
IT Services	2.9	653,590
Pharmaceuticals	2.7	612,536
Commercial Services & Supplies	2.4	552,720
Biotechnology	2.0	456,919
Chemicals	2.0	449,492
Electrical Equipment	2.0	441,439
Life Sciences Tools & Services	1.9	425,590
Diversified Consumer Services	1.7	379,062
Machinery	1.7	378,057
Trading Companies & Distributors	1.4	314,043
Commercial Banks	1.3	291,588
Metals & Mining	1.3	283,019
Diversified Telecommunication Services	1.2	279,743
Health Care Technology	1.0	234,284
Auto Components	1.0	224,203
Computers & Peripherals	0.9	213,300
Electric Utilities	0.9	209,022
Construction & Engineering	0.9	195,913
Containers & Packaging	0.8	192,222

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Capital Markets	0.6%	$129,262
Personal Products	0.5	110,047
Insurance	0.5	108,793

TOTAL COMMON STOCKS	99.8%	$22,590,899
INVESTMENTS OF SECURITY LENDING COLLATERAL	25.3	5,739,073

TOTAL INVESTMENTS	125.1%	$28,329,972

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 3.3%
6,481	General Dynamics Corp.	$471,946
18,132	ITT Corp.	1,047,848
12,359	Lockheed Martin Corp.	979,451
18,832	Raytheon Co.	914,294

		3,413,539

	Air Freight & Logistics — 0.5%
6,721	United Parcel Service, Inc. — Class B	503,873

	Auto Components — 0.7%
11,947	TRW Automotive Holdings Corp.[1]	681,696

	Biotechnology — 2.7%
19,004	Biogen Idec, Inc.[1]	1,850,039
22,196	Gilead Sciences, Inc.[1]	862,093

		2,712,132

	Capital Markets — 3.3%
22,772	Ameriprise Financial, Inc.	1,413,230
26,009	Raymond James Financial, Inc.	975,338
23,703	Waddell & Reed Financial, Inc. — Class A	972,060

		3,360,628

	Chemicals — 1.7%
15,837	Eastman Chemical Co.	1,698,518

	Commercial Banks — 1.0%
88,067	Fulton Financial Corp.	1,028,623

	Commercial Services & Supplies — 0.5%
13,157	Waste Management, Inc.	519,175

	Communications Equipment — 1.9%
49,003	Corning, Inc.	1,026,123
25,196	Juniper Networks, Inc.[1]	965,762

		1,991,885

	Computers & Peripherals — 5.1%
4,640	Apple, Inc.[1]	1,615,788
56,368	EMC Corp.[1]	1,597,469
15,060	Hewlett-Packard Co.	607,972
35,779	Western Digital Corp.[1]	1,424,004

		5,245,233

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 3.0%
18,805	Chicago Bridge & Iron Co. NV	$762,355
16,826	Fluor Corp.	1,176,810
28,335	KBR, Inc.	1,087,214

		3,026,379

	Consumer Finance — 2.5%
28,086	American Express Co.	1,378,461
14,764	Capital One Financial Corp.	808,034
13,194	Discover Financial Services	327,739

		2,514,234

	Diversified Financial Services — 1.1%
39,793	Nasdaq Stock Market, Inc. (The)[1]	1,078,390

	Diversified Telecommunication Services — 1.0%
32,556	AT&T, Inc.	1,013,143

	Electric Utilities — 3.4%
36,040	DPL, Inc.	1,091,652
12,703	Entergy Corp.	885,653
22,533	Exelon Corp.	949,766
19,096	PPL Corp.	523,803

		3,450,874

	Electronic Equipment, Instruments & Components — 0.6%
21,456	Molex, Inc.	579,312

	Energy Equipment & Services — 4.2%
45,604	Nabors Industries, Ltd.[1]	1,397,307
17,951	National Oilwell Varco, Inc.	1,376,662
36,965	Rowan Cos., Inc.[1]	1,541,440

		4,315,409

	Food & Staples Retailing — 3.4%
34,395	CVS Caremark Corp.	1,246,475
18,940	Wal-Mart Stores, Inc.	1,041,321
27,890	Walgreen Co.	1,191,461

		3,479,257

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.2%
41,917	ConAgra Foods, Inc.	$1,024,870
42,236	Hormel Foods Corp.	1,242,161

		2,267,031

	Health Care Providers & Services — 4.2%
8,783	Aetna, Inc.	363,441
24,076	AmerisourceBergen Corp.	978,449
23,996	CIGNA Corp.	1,123,733
46,294	Lincare Holdings, Inc.	1,454,557
6,906	Quest Diagnostics, Inc.	389,360

		4,309,540

	Hotels, Restaurants & Leisure — 1.4%
40,862	Starbucks Corp.	1,478,796

	Industrial Conglomerates — 0.5%
10,918	Tyco International, Ltd.	532,143

	Insurance — 2.9%
13,606	Aflac, Inc.	764,521
26,181	Lincoln National Corp.	817,633
12,574	Principal Financial Group, Inc.	424,372
15,279	Prudential Financial, Inc.	968,994

		2,975,520

	Internet Software & Services — 2.7%
50,206	eBay, Inc.[1]	1,727,086
59,522	Yahoo!, Inc.[1]	1,056,516

		2,783,602

	IT Services — 3.3%
19,178	Accenture PLC — Class A	1,095,639
13,750	Cognizant Technology Solutions Corp. — Class A1	1,139,875
59,326	Total System Services, Inc.	1,118,295

		3,353,809

	Machinery — 1.4%
25,946	Timken Co. (The)	1,463,095

	Media — 4.4%
44,411	Comcast Corp. — Class A	1,165,345
13,396	Disney (Walt) Co.	577,368

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)

32,181	News Corp. — Class A	$573,465
22,054	Omnicom Group, Inc.	1,084,836
21,325	Viacom, Inc. — Class B	1,090,987

		4,492,001

	Metals & Mining — 0.5%
5,578	Cliffs Natural Resources, Inc.	522,770

	Office Electronics — 1.0%
103,028	Xerox Corp.	1,039,553

	Oil, Gas & Consumable Fuels — 8.6%
9,212	Chevron Corp.	1,008,161
17,278	ConocoPhillips	1,363,752
12,777	Exxon Mobil Corp.	1,124,376
18,599	Marathon Oil Corp.	1,005,090
13,281	Murphy Oil Corp.	1,029,012
24,474	Sunoco, Inc.	1,044,061
49,210	Valero Energy Corp.	1,392,643
26,251	Williams Cos., Inc.	870,746

		8,837,841

	Paper & Forest Products — 2.5%
12,386	Domtar Corp.	1,152,146
16,720	International Paper Co.	516,313
26,603	MeadWestvaco Corp.	896,255

		2,564,714

	Personal Products — 1.8%
20,688	Herbalife, Ltd.	1,857,369

	Pharmaceuticals — 4.4%
37,028	Bristol-Myers Squibb Co.	1,040,487
22,948	Eli Lilly & Co.	849,305
37,824	Endo Pharmaceuticals Holdings, Inc.[1]	1,481,188
33,806	Forest Laboratories, Inc.[1]	1,121,007

		4,491,987

	Real Estate Investment Trusts — 2.6%
26,746	Hospitality Properties Trust	645,916
49,785	Kimco Realty Corp.	972,799
28,907	Liberty Property Trust	1,016,659

		2,635,374

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 1.6%
6,891	CSX Corp.	$542,253
19,681	Ryder System, Inc.	1,052,933

		1,595,186

	Semiconductors & Semiconductor Equipment — 2.7%
46,442	Intel Corp.	1,076,990
46,954	Texas Instruments, Inc.	1,668,276

		2,745,266

	Software — 2.6%
76,314	Activision Blizzard, Inc.	869,216
36,642	Microsoft Corp.	953,425
43,828	Symantec Corp.[1]	861,220

		2,683,861

	Specialty Retail — 4.8%
47,902	Gap, Inc. (The)	1,113,243
19,406	Lowe’s Cos., Inc.	509,408
36,571	PetSmart, Inc.	1,542,199
14,322	Ross Stores, Inc.	1,055,388
13,749	TJX Cos., Inc. (The)	737,221

		4,957,459

	Textiles, Apparel & Luxury Goods — 0.7%
12,853	Coach, Inc.	768,738

	Tobacco — 1.1%
29,348	Reynolds American, Inc.	1,089,104

	Wireless Telecommunication Services — 2.0%
28,026	Telephone & Data Systems, Inc.	940,553
22,171	United States Cellular Corp.[1]	1,091,700

		2,032,253

	TOTAL COMMON STOCKS (Cost $74,041,660)	102,089,312

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.2%
$157,095	With State Street Bank and Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $157,095, due 5/2/11 (collateralized by a FNR security with a par value of $162,471, coupon rate of 3.000%, due 11/25/40, market value of $163,059)	$157,095

	TOTAL REPURCHASE AGREEMENT (Cost $157,095)	157,095

TOTAL INVESTMENTS (Cost $74,198,755)[2]	100.0%	$102,246,407
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	29,066

NET ASSETS	100.0%	$102,275,473

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $74,198,756.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	8.6%	$8,837,841
Computers & Peripherals	5.1	5,245,233
Specialty Retail	4.8	4,957,459
Media	4.4	4,492,001
Pharmaceuticals	4.4	4,491,987
Energy Equipment & Services	4.2	4,315,409
Health Care Providers & Services	4.2	4,309,540
Food & Staples Retailing	3.4	3,479,257
Electric Utilities	3.4	3,450,874
Aerospace & Defense	3.3	3,413,539
Capital Markets	3.3	3,360,628
IT Services	3.3	3,353,809
Construction & Engineering	3.0	3,026,379
Insurance	2.9	2,975,520
Internet Software & Services	2.7	2,783,602
Semiconductors & Semiconductor Equipment	2.7	2,745,266
Biotechnology	2.7	2,712,132
Software	2.6	2,683,861
Real Estate Investment Trusts	2.6	2,635,374
Paper & Forest Products	2.5	2,564,714
Consumer Finance	2.5	2,514,234
Food Products	2.2	2,267,031
Wireless Telecommunication Services	2.0	2,032,253
Communications Equipment	1.9	1,991,885
Personal Products	1.8	1,857,369
Chemicals	1.7	1,698,518
Road & Rail	1.6	1,595,186
Hotels, Restaurants & Leisure	1.4	1,478,796
Machinery	1.4	1,463,095
Tobacco	1.1	1,089,104
Diversified Financial Services	1.1	1,078,390
Office Electronics	1.0	1,039,553
Commercial Banks	1.0	1,028,623
Diversified Telecommunication Services	1.0	1,013,143
Textiles, Apparel & Luxury Goods	0.7	768,738
Auto Components	0.7	681,696
Electronic Equipment, Instruments & Components	0.6	579,312
Industrial Conglomerates	0.5	532,143

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Metals & Mining	0.5%	$522,770
Commercial Services & Supplies	0.5	519,175
Air Freight & Logistics	0.5	503,873

TOTAL COMMON STOCKS	99.8%	$102,089,312
REPURCHASE AGREEMENTS	0.2	157,095

TOTAL INVESTMENTS	100.0%	$102,246,407

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.0%

	Aerospace & Defense — 4.2%
7,387	Boeing Co. (The)	$589,335
5,080	Honeywell International, Inc.	311,048
11,407	Lockheed Martin Corp.	904,005
9,946	United Technologies Corp.	890,963

		2,695,351

	Airlines — 1.7%
94,795	Southwest Airlines Co.	1,113,841

	Beverages — 1.8%
41,662	Coca-Cola Enterprises, Inc.	1,183,617

	Biotechnology — 1.7%
28,365	Gilead Sciences, Inc.[1]	1,101,697

	Capital Markets — 0.4%
13,042	TD Ameritrade Holding Corp.	280,925

	Chemicals — 1.0%
4,592	CF Industries Holdings, Inc.	649,998

	Communications Equipment — 2.3%
25,073	Polycom, Inc.[1]	1,500,118

	Computers & Peripherals — 9.9%
3,746	Apple, Inc.[1]	1,304,470
46,376	EMC Corp.[1]	1,314,296
30,531	Hewlett-Packard Co.	1,232,536
62,540	NCR Corp.[1]	1,238,917
34,024	Western Digital Corp.[1]	1,354,155

		6,444,374

	Construction & Engineering — 2.7%
31,170	Chicago Bridge & Iron Co. NV	1,263,632
9,227	Jacobs Engineering Group, Inc.[1]	457,751

		1,721,383

	Consumer Finance — 0.9%
12,070	American Express Co.	592,396

	Diversified Consumer Services — 0.4%
5,473	DeVry, Inc.	289,522

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Financial Services — 1.1%
18,554	Moody’s Corp.	$726,203

	Energy Equipment & Services — 4.5%
51,518	Nabors Industries, Ltd.[1]	1,578,511
61,907	Weatherford International, Ltd.[1]	1,335,953

		2,914,464

	Food & Staples Retailing — 3.3%
23,017	Wal-Mart Stores, Inc.	1,265,475
20,285	Walgreen Co.	866,575

		2,132,050

	Health Care Equipment & Supplies — 0.8%
10,191	St Jude Medical, Inc.	544,607

	Health Care Providers & Services — 4.0%
11,092	AmerisourceBergen Corp.	450,779
11,709	Cardinal Health, Inc.	511,566
39,942	Lincare Holdings, Inc.	1,254,978
4,197	McKesson Corp.	348,393

		2,565,716

	Hotels, Restaurants & Leisure — 3.1%
48,795	Brinker International, Inc.	1,175,472
23,090	Starbucks Corp.	835,627

		2,011,099

	Insurance — 0.4%
6,223	Metlife, Inc.	291,174

	Internet Software & Services — 4.5%
24,744	Akamai Technologies, Inc.[1]	852,183
35,635	eBay, Inc.[1]	1,225,844
47,721	Yahoo!, Inc.[1]	847,048

		2,925,075

	IT Services — 6.0%
21,347	Accenture PLC — Class A	1,219,554
16,596	Cognizant Technology Solutions Corp. — Class A1	1,375,809
16,369	Visa, Inc. — Class A	1,278,746

		3,874,109

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 0.8%
9,087	Life Technologies Corp.[1]	$501,602

	Machinery — 3.9%
17,463	Dover Corp.	1,188,183
24,185	Timken Co. (The)	1,363,792

		2,551,975

	Media — 3.0%
20,155	DIRECTV — Class A1	979,331
19,619	Omnicom Group, Inc.	965,059

		1,944,390

	Metals & Mining — 2.8%
6,549	Cliffs Natural Resources, Inc.	613,772
21,616	Freeport-McMoran Copper & Gold Inc.	1,189,529

		1,803,301

	Multi-line Retail — 0.6%
6,811	Dollar Tree, Inc.[1]	391,632

	Oil, Gas & Consumable Fuels — 7.0%
18,410	ConocoPhillips	1,453,101
15,673	Exxon Mobil Corp.	1,379,224
50,802	Williams Cos., Inc.	1,685,103

		4,517,428

	Paper & Forest Products — 1.4%
29,017	International Paper Co.	896,045

	Personal Products — 1.5%
10,938	Herbalife, Ltd.	982,014

	Pharmaceuticals — 2.5%
6,135	Abbott Laboratories	319,265
52,705	Mylan, Inc.[1]	1,313,409

		1,632,674

	Real Estate Investment Trusts — 1.5%
35,207	Apartment Investment & Management Co. — Class A	949,181

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 4.7%
75,322	Applied Materials, Inc.	$1,181,802
54,360	Intel Corp.	1,260,608
30,105	NVIDIA Corp.[1]	602,100

		3,044,510

	Software — 4.9%
62,238	Activision Blizzard, Inc.	708,891
13,809	Autodesk, Inc.[1]	621,129
12,936	CA, Inc.	318,096
15,350	Electronic Arts, Inc.[1]	309,763
45,804	Microsoft Corp.	1,191,820

		3,149,699

	Specialty Retail — 6.7%
39,562	Gap, Inc. (The)	919,421
24,135	Lowe’s Cos., Inc.	633,543
31,589	PetSmart, Inc.	1,332,108
5,398	Ross Stores, Inc.	397,779
19,232	TJX Cos., Inc. (The)	1,031,220

		4,314,071

	Textiles, Apparel & Luxury Goods — 1.2%
13,174	Coach, Inc.	787,937

	Tobacco — 1.8%
44,232	Altria Group, Inc.	1,187,187

	TOTAL COMMON STOCKS (Cost $48,751,666)	64,211,365

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.7%
$457,885	With State Street Bank and Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $457,885, due 5/2/11, (collateralized by a FNR security with a par value of $467,718, coupon rate of 3.000%, due 11/25/40, market value of $469,413)	$457,885

	TOTAL REPURCHASE AGREEMENT (Cost $457,885)	457,885

TOTAL INVESTMENTS (Cost $49,209,551)[2]	99.7%	$64,669,250
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	163,217

NET ASSETS	100.0%	$64,832,467

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $49,241,056.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Computers & Peripherals	9.9%	$6,444,374
Oil, Gas & Consumable Fuels	7.0	4,517,428
Specialty Retail	6.7	4,314,071
IT Services	6.0	3,874,109
Software	4.9	3,149,699
Semiconductors & Semiconductor Equipment	4.7	3,044,510
Internet Software & Services	4.5	2,925,075
Energy Equipment & Services	4.5	2,914,464
Aerospace & Defense	4.2	2,695,351
Health Care Providers & Services	4.0	2,565,716
Machinery	3.9	2,551,975
Food & Staples Retailing	3.3	2,132,050
Hotels, Restaurants & Leisure	3.1	2,011,099
Media	3.0	1,944,390
Metals & Mining	2.8	1,803,301
Construction & Engineering	2.7	1,721,383
Pharmaceuticals	2.5	1,632,674
Communications Equipment	2.3	1,500,118
Tobacco	1.8	1,187,187
Beverages	1.8	1,183,617
Airlines	1.7	1,113,841
Biotechnology	1.7	1,101,697
Personal Products	1.5	982,014
Real Estate Investment Trusts	1.5	949,181
Paper & Forest Products	1.4	896,045
Textiles, Apparel & Luxury Goods	1.2	787,937
Diversified Financial Services	1.1	726,203
Chemicals	1.0	649,998
Consumer Finance	0.9	592,396
Health Care Equipment & Supplies	0.8	544,607
Life Sciences Tools & Services	0.8	501,602
Multi-line Retail	0.6	391,632

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Insurance	0.4%	$291,174
Diversified Consumer Services	0.4	289,522
Capital Markets	0.4	280,925

TOTAL COMMON STOCKS	99.0%	$64,211,365
REPURCHASE AGREEMENTS	0.7	457,885

TOTAL INVESTMENTS	99.7%	$64,669,250

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.1%

	Aerospace & Defense — 1.2%
1,820	General Dynamics Corp.	$132,533

	Air Freight & Logistics — 1.2%
1,920	Atlas Air Worldwide Holdings, Inc.[1,2]	132,307

	Airlines — 0.3%
2,620	Southwest Airlines Co.[2]	30,785

	Auto Components — 0.9%
1,660	TRW Automotive Holdings Corp.[1]	94,720

	Beverages — 0.5%
2,640	Constellation Brands, Inc.[1]	59,110

	Biotechnology — 1.1%
5,500	Myriad Genetics, Inc.[1]	117,920

	Capital Markets — 2.0%
1,620	Ameriprise Financial, Inc.	100,537
3,100	Raymond James Financial, Inc.[2]	116,250

		216,787

	Chemicals — 2.0%
1,060	Cabot Corp.	47,541
1,140	Minerals Technologies, Inc.[2]	77,520
980	PPG Industries, Inc.	92,777

		217,838

	Commercial Banks — 1.5%
11,520	Huntington Bancshares, Inc.	78,221
10,420	KeyCorp	90,341

		168,562

	Commercial Services & Supplies — 2.5%
8,022	R.R. Donnelley & Sons Co.[2]	151,295
10,160	Steelcase, Inc. — Class A2	117,348

		268,643

	Communications Equipment — 0.7%
16,720	Tellabs, Inc.[2]	82,262

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 3.2%
500	Apple, Inc.[1]	$174,115
7,300	Dell, Inc.[1]	113,223
1,520	Western Digital Corp.[1]	60,496

		347,834

	Construction & Engineering — 2.3%
3,796	KBR, Inc.	145,652
2,340	URS Corp.[1]	104,715

		250,367

	Consumer Finance — 2.1%
3,560	Ezcorp, Inc. — Class A1	112,104
1,680	World Acceptance Corp.[1,2]	114,156

		226,260

	Containers & Packaging — 1.0%
1,580	Rock-Tenn Co. — Class A2	109,131

	Diversified Telecommunication Services — 1.0%
2,780	Verizon Communications, Inc.[2]	105,028

	Electric Utilities — 2.2%
4,000	Edison International	157,080
2,920	PPL Corp.	80,096

		237,176

	Electronic Equipment, Instruments & Components — 4.6%
9,540	AVX Corp.[2]	155,597
7,860	Ingram Micro, Inc. — Class A1	147,218
3,240	Jabil Circuit, Inc.	64,282
2,500	Tech Data Corp.[1]	132,825

		499,922

	Energy Equipment & Services — 2.0%
2,360	Atwood Oceanics, Inc.[1,2]	106,035
2,680	Rowan Cos., Inc.[1,2]	111,756

		217,791

	Food & Staples Retailing — 1.1%
100	Costco Wholesale Corp.	8,092
4,680	Safeway, Inc.[2]	113,771

		121,863

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 1.1%
1,840	Hormel Foods Corp.[2]	$54,114
3,340	Tyson Foods, Inc. — Class A2	66,466

		120,580

	Gas Utilities — 1.4%
2,300	Energen Corp.	149,523

	Health Care Equipment & Supplies — 1.1%
1,780	Zimmer Holdings, Inc.[1]	116,145

	Health Care Providers & Services — 4.7%
4,240	Aetna, Inc.	175,451
2,740	Cardinal Health, Inc.	119,711
2,760	CIGNA Corp.	129,251
2,500	Health Net, Inc.[1]	83,250

		507,663

	Hotels, Restaurants & Leisure — 3.6%
2,160	Brinker International, Inc.	52,035
3,640	Cheesecake Factory, Inc. (The)[1,2]	107,089
5,020	Ruby Tuesday, Inc.[1,2]	52,760
2,380	Starbucks Corp.	86,132
2,620	Wyndham Worldwide Corp.[2]	90,678

		388,694

	Household Durables — 2.0%
4,460	American Greetings Corp. — Class A2	109,716
5,440	Newell Rubbermaid, Inc.	103,686

		213,402

	Insurance — 1.8%
1,080	Aflac, Inc.	60,685
1,940	American Financial Group, Inc.	69,394
2,900	Progressive Corp. (The)[2]	63,626

		193,705

	Internet Software & Services — 3.5%
13,260	Earthlink, Inc.[2]	108,997
5,040	eBay, Inc.[1]	173,376
14,120	United Online, Inc.[2]	93,192

		375,565

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 3.9%
2,500	Amdocs, Ltd.[1]	$76,875
1,100	MAXIMUS, Inc.[2]	87,989
8,940	SAIC, Inc.[1,2]	155,556
5,340	TeleTech Holdings, Inc.[1,2]	106,106

		426,526

	Leisure Equipment & Products — 0.9%
4,580	Jakks Pacific, Inc.[1,2]	96,363

	Life Sciences Tools & Services — 2.4%
5,060	Pharmaceutical Product Development, Inc.[2]	156,101
1,740	Thermo Fisher Scientific, Inc.[1,2]	104,383

		260,484

	Machinery — 0.9%
1,720	AGCO Corp.[1]	99,038

	Media — 5.1%
4,240	CBS Corp. — Class B	106,933
4,400	Comcast Corp. — Class A	115,456
2,360	DIRECTV — Class A1	114,672
8,680	Gannett Co., Inc.[2]	130,721
2,300	Time Warner, Inc.	87,078

		554,860

	Metals & Mining — 0.5%
2,540	Worthington Industries, Inc.[2]	54,788

	Multi-line Retail — 1.7%
1,938	Dollar Tree, Inc.[1]	111,435
2,920	Macy’s, Inc.	69,817

		181,252

	Multi-Utilities — 1.1%
3,600	NorthWestern Corp.[2]	117,180

	Office Electronics — 0.5%
5,040	Xerox Corp.	50,854

	Oil, Gas & Consumable Fuels — 5.7%
1,860	Chevron Corp.	203,559
1,540	ConocoPhillips	121,552

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

600	Devon Energy Corp.	$54,600
1,300	Exxon Mobil Corp.	114,400
4,320	Valero Energy Corp.	122,256

		616,367

	Paper & Forest Products — 3.1%
1,100	Domtar Corp.	102,322
6,080	International Paper Co.[2]	187,750
1,420	MeadWestvaco Corp.[2]	47,840

		337,912

	Personal Products — 0.7%
3,720	Medifast, Inc.[1,2]	73,470

	Pharmaceuticals — 2.1%
3,140	Forest Laboratories, Inc.[1]	104,122
3,380	Medicis Pharmaceutical Corp. — Class A2	119,855

		223,977

	Professional Services — 1.0%
5,120	Korn/Ferry International[1,2]	106,035

	Real Estate Investment Trusts — 2.4%
4,300	Apartment Investment & Management Co. — Class A2	115,928
3,340	CBL & Associates Properties, Inc.[2]	62,024
7,120	U-Store-It Trust[2]	80,883

		258,835

	Semiconductors & Semiconductor Equipment — 4.8%
6,960	Applied Materials, Inc.	109,202
7,520	Intel Corp.	174,389
5,380	Intersil Corp. — Class A	79,463
4,560	Texas Instruments, Inc.[2]	162,017

		525,071

	Software — 3.0%
4,500	CA, Inc.	110,655
9,740	Compuware Corp.[1]	110,354
4,100	Microsoft Corp.	106,682

		327,691

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 1.8%
2,820	Ltd. Brands, Inc.[2]	$116,071
1,560	TJX Cos., Inc. (The)[2]	83,647

		199,718

	Textiles, Apparel & Luxury Goods — 1.2%
2,000	Warnaco Group (The), Inc.[1,2]	128,720

	Thrifts & Mortgage Finance — 0.9%
6,860	Provident Financial Services, Inc.[2]	99,607

	Wireless Telecommunication Services — 1.8%
2,640	Telephone & Data Systems, Inc.[2]	88,598
2,140	United States Cellular Corp.[1,2]	105,374

		193,972

	TOTAL COMMON STOCKS (Cost $8,506,304)	10,634,836

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$85,860	With State Street Bank & Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $85,860 due 5/2/11, (collateralized by a FNR security with a par value of $88,620, coupon rate of 3.000%, due 11/25/40, market value of $88,941)	85,860

	TOTAL REPURCHASE AGREEMENTS (Cost $85,860)	85,860

INVESTMENT OF SECURITY LENDING COLLATERAL* — 32.4%
3,513,763	State Street Navigator Securities Lending Prime Portfolio	3,513,763

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,513,763)	3,513,763

TOTAL LONG INVESTMENTS (Cost $12,105,927)	131.3%	$14,234,459

Shares

COMMON STOCKS SOLD SHORT* — (62.0)%

	Automobiles — (0.5)%
(1,620)	Thor Industries, Inc.	(50,237)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Biotechnology — (3.6)%
(5,620)	Human Genome Sciences, Inc.[1]	$(165,621)
(4,076)	Vertex Pharmaceuticals, Inc.[1]	(224,262)

		(389,883)

	Building Products — (0.8)%
(1,900)	Lennox International, Inc.	(92,359)

	Capital Markets — (2.3)%
(340)	Goldman Sachs Group, Inc. (The)	(51,343)
(900)	Greenhill & Co., Inc.	(53,100)
(3,015)	Northern Trust Corp.	(150,720)

		(255,163)

	Commercial Banks — (1.8)%
(1,280)	CIT Group, Inc.[1]	(54,349)
(3,060)	FirstMerit Corp.	(53,458)
(6,860)	Oriental Financial Group	(88,906)

		(196,713)

	Commercial Services & Supplies — (0.5)%
(2,500)	PHH Corp.[1]	(53,650)

	Communications Equipment — (2.6)%
(1,520)	Finisar Corp.[1]	(42,697)
(6,000)	Ixia[1]	(98,040)
(2,080)	Loral Space & Communications, Inc.[1]	(145,392)

		(286,129)

	Construction Materials — (1.9)%
(3,400)	Eagle Materials, Inc.	(98,906)
(2,260)	Vulcan Materials Co.	(102,152)

		(201,058)

	Containers & Packaging — (0.5)%
(1,760)	Packaging Corp. of America	(50,213)

	Diversified Financial Services — (0.9)%
(3,140)	Pico Holdings, Inc.[1]	(100,857)

	Electrical Equipment — (1.5)%
(2,840)	Acuity Brands, Inc.	(166,992)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electronic Equipment, Instruments & Components — (2.8)%
(4,440)	Checkpoint Systems, Inc.[1]	$(93,506)
(2,220)	DTS, Inc.[1]	(97,813)
(3,160)	Measurement Specialties, Inc.[1]	(109,905)

		(301,224)

	Energy Equipment & Services — (1.9)%
(800)	Dril-Quip, Inc.[1]	(61,248)
(1,560)	Lufkin Industries, Inc.	(144,035)

		(205,283)

	Food Products — (0.6)%
(3,380)	Snyders-Lance, Inc.	(66,755)

	Gas Utilities — (1.6)%
(680)	National Fuel Gas Co.	(49,844)
(1,380)	New Jersey Resources Corp.	(60,416)
(1,400)	Northwest Natural Gas Co.	(64,736)

		(174,996)

	Health Care Equipment & Supplies — (3.0)%
(6,900)	DexCom, Inc.[1]	(114,885)
(5,040)	Merit Medical Systems, Inc.[1]	(117,533)
(3,780)	NxStage Medical, Inc.[1]	(93,139)

		(325,557)

	Hotels, Restaurants & Leisure — (3.1)%
(1,440)	Bally Technologies, Inc.[1]	(56,146)
(5,060)	International Speedway Corp. — Class A	(154,836)
(2,180)	Jack In The Box, Inc.[1]	(45,017)
(2,080)	Pinnacle Entertainment, Inc.[1]	(28,870)
(1,460)	WMS Industries, Inc.[1]	(47,888)

		(332,757)

	Household Durables — (1.9)%
(3,960)	MDC Holdings, Inc.	(115,592)
(120)	NVR, Inc.[1]	(88,720)

		(204,312)

	Industrial Conglomerates — (1.2)%
(1,320)	3M Co.	(128,317)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (0.5)%
(4,180)	Old Republic International Corp.	$(52,961)

	Internet Software & Services — (3.9)%
(1,220)	Equinix, Inc.[1]	(122,805)
(3,320)	RightNow Technologies, Inc.[1]	(120,117)
(4,460)	SAVVIS, Inc.[1]	(175,546)

		(418,468)

	Leisure Equipment & Products — (1.0)%
(2,220)	Hasbro, Inc.	(103,985)

	Media — (3.5)%
(2,280)	Arbitron, Inc.	(88,191)
(4,480)	DreamWorks Animation SKG, Inc. — Class A1	(118,675)
(2,160)	Liberty Media Corp. — Capital Series A1	(177,703)

		(384,569)

	Metals & Mining — (2.2)%
(1,460)	Carpenter Technology Corp.	(74,840)
(1,120)	Compass Minerals International, Inc.	(109,323)
(1,860)	RTI International Metals, Inc.[1]	(59,408)

		(243,571)

	Oil, Gas & Consumable Fuels — (1.1)%
(600)	EOG Resources, Inc.	(67,746)
(960)	Range Resources Corp.	(54,192)

		(121,938)

	Pharmaceuticals — (1.2)%
(3,380)	Salix Pharmaceuticals, Ltd.[1]	(132,800)

	Professional Services — (1.5)%
(1,980)	Dun & Bradstreet Corp. (The)	(162,716)

	Real Estate Investment Trusts — (0.9)%
(2,020)	Entertainment Properties Trust	(96,172)

	Semiconductors & Semiconductor Equipment — (2.5)%
(2,740)	Netlogic Microsystems, Inc.[1]	(118,176)
(1,360)	Power Integrations, Inc.	(54,863)
(3,580)	Volterra Semiconductor Corp.[1]	(94,118)

		(267,157)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Software — (4.1)%
(1,440)	Ariba, Inc.[1]	$(50,069)
(2,220)	Bottomline Technologies, Inc.[1]	(61,671)
(1,380)	Rovi Corp.[1]	(67,013)
(480)	Salesforce.com, Inc.[1]	(66,528)
(3,640)	Taleo Corp. — Class A1	(132,023)
(1,160)	Ultimate Software Group, Inc.[1]	(64,960)

		(442,264)

	Specialty Retail — (1.4)%
(23,200)	Bebe Stores, Inc.	(155,904)

	Textiles, Apparel & Luxury Goods — (1.5)%
(720)	Columbia Sportswear Co.	(48,953)
(700)	Nike, Inc. — Class B	(57,624)
(2,720)	Skechers U.S.A., Inc. — Class A1	(51,816)

		(158,393)

	Thrifts & Mortgage Finance — (0.8)%
(4,860)	Capitol Federal Financial, Inc.	(55,015)
(1,700)	Washington Federal, Inc.	(27,353)

		(82,368)

	Water and Sewer — (1.6)%
(2,880)	American States Water Co.	(100,541)
(1,861)	California Water Service Group	(70,197)

		(170,738)

	Wireless Telecommunication Services — (1.3)%
(1,260)	Crown Castle International Corp.[1]	(54,004)
(2,340)	SBA Communications Corp.[1]	(90,394)

		(144,398)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(6,201,886))	(6,720,857)

TOTAL SHORT INVESTMENTS (Proceeds $(6,201,886))	(62.0)%	$(6,720,857)

TOTAL INVESTMENTS (Cost $5,904,041)[3]	69.3%	$7,513,602
OTHER ASSETS IN EXCESS OF LIABILITIES	30.7	3,323,728

NET ASSETS	100.0%	$10,837,330

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Notes 1 and 6.
[3]	Aggregate cost for federal tax purposes was $5,970,423.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Oil, Gas & Consumable Fuels	5.7%	$616,367
Media	5.1	554,860
Semiconductors & Semiconductor Equipment	4.8	525,071
Health Care Providers & Services	4.7	507,663
Electronic Equipment, Instruments & Components	4.6	499,922
IT Services	3.9	426,526
Hotels, Restaurants & Leisure	3.6	388,694
Internet Software & Services	3.5	375,565
Computers & Peripherals	3.2	347,834
Paper & Forest Products	3.1	337,912
Software	3.0	327,691
Commercial Services & Supplies	2.5	268,643
Life Sciences Tools & Services	2.4	260,484
Real Estate Investment Trusts	2.4	258,835
Construction & Engineering	2.3	250,367
Electric Utilities	2.2	237,176
Consumer Finance	2.1	226,260
Pharmaceuticals	2.1	223,977
Chemicals	2.0	217,838
Energy Equipment & Services	2.0	217,791
Capital Markets	2.0	216,787
Household Durables	2.0	213,402
Specialty Retail	1.8	199,718
Wireless Telecommunication Services	1.8	193,972
Insurance	1.8	193,705
Multi-line Retail	1.7	181,252
Commercial Banks	1.5	168,562
Gas Utilities	1.4	149,523
Aerospace & Defense	1.2	132,533
Air Freight & Logistics	1.2	132,307
Textiles, Apparel & Luxury Goods	1.2	128,720
Food & Staples Retailing	1.1	121,863
Food Products	1.1	120,580
Biotechnology	1.1	117,920
Multi-Utilities	1.1	117,180
Health Care Equipment & Supplies	1.1	116,145
Containers & Packaging	1.0	109,131
Professional Services	1.0	106,035

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Diversified Telecommunication Services	1.0%	$105,028
Thrifts & Mortgage Finance	0.9	99,607
Machinery	0.9	99,038
Leisure Equipment & Products	0.9	96,363
Auto Components	0.9	94,720
Communications Equipment	0.7	82,262
Personal Products	0.7	73,470
Beverages	0.5	59,110
Metals & Mining	0.5	54,788
Office Electronics	0.5	50,854
Airlines	0.3	30,785
Short Positions:
Containers & Packaging	(0.5)	(50,213)
Automobiles	(0.5)	(50,237)
Insurance	(0.5)	(52,961)
Commercial Services & Supplies	(0.5)	(53,650)
Food Products	(0.6)	(66,755)
Thrifts & Mortgage Finance	(0.8)	(82,368)
Building Products	(0.8)	(92,359)
Real Estate Investment Trusts	(0.9)	(96,172)
Diversified Financial Services	(0.9)	(100,857)
Leisure Equipment & Products	(1.0)	(103,985)
Oil, Gas & Consumable Fuels	(1.1)	(121,938)
Industrial Conglomerates	(1.2)	(128,317)
Pharmaceuticals	(1.2)	(132,800)
Wireless Telecommunication Services	(1.3)	(144,398)
Specialty Retail	(1.4)	(155,904)
Textiles, Apparel & Luxury Goods	(1.5)	(158,393)
Professional Services	(1.5)	(162,716)
Electrical Equipment	(1.5)	(166,992)
Water and Sewer	(1.6)	(170,738)
Gas Utilities	(1.6)	(174,996)
Commercial Banks	(1.8)	(196,713)
Construction Materials	(1.9)	(201,058)
Household Durables	(1.9)	(204,312)
Energy Equipment & Services	(1.9)	(205,283)
Metals & Mining	(2.2)	(243,571)
Capital Markets	(2.3)	(255,163)
Semiconductors & Semiconductor Equipment	(2.5)	(267,157)
Communications Equipment	(2.6)	(286,129)
Electronic Equipment, Instruments & Components	(2.8)	(301,224)
Health Care Equipment & Supplies	(3.0)	(325,557)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Hotels, Restaurants & Leisure	(3.1)%	$(332,757)
Media	(3.5)	(384,569)
Biotechnology	(3.6)	(389,883)
Internet Software & Services	(3.9)	(418,468)
Software	(4.1)	(442,264)

TOTAL COMMON STOCKS	36.1%	$3,913,978
REPURCHASE AGREEMENT	0.8	85,860
INVESTMENTS OF SECURITY LENDING COLLATERAL	32.4	3,513,763

TOTAL INVESTMENTS	69.3%	$7,513,602

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 125.9%

	Aerospace & Defense — 3.9%
7,315	General Dynamics Corp.	$532,678
6,820	L-3 Communications Holdings, Inc.[1]	546,896
9,940	Raytheon Co.[2]	482,587

		1,562,161

	Air Freight & Logistics — 1.4%
8,100	Atlas Air Worldwide Holdings, Inc.[2,3]	558,171

	Beverages — 2.8%
18,920	Coca-Cola Enterprises, Inc.	537,517
25,532	Constellation Brands, Inc.[3]	571,662

		1,109,179

	Biotechnology — 1.4%
25,409	Myriad Genetics, Inc.[1,3]	544,769

	Capital Markets — 4.0%
7,380	Ameriprise Financial, Inc.	458,003
15,120	Raymond James Financial, Inc.[1]	567,000
34,720	TICC Capital Corp.[1,2]	393,725
4,420	Waddell & Reed Financial, Inc. — Class A1	181,264

		1,599,992

	Chemicals — 3.0%
5,051	Eastman Chemical Co.	541,720
6,980	Minerals Technologies, Inc.	474,640
2,000	PPG Industries, Inc.	189,340

		1,205,700

	Commercial Banks — 1.3%
24,340	Huntington Bancshares, Inc.	165,269
40,700	KeyCorp	352,869

		518,138

	Commercial Services & Supplies — 1.9%
9,380	Corrections Corp. of America[1,2,3]	233,468
28,040	R.R. Donnelley & Sons Co.[2]	528,835

		762,303

	Communications Equipment — 0.6%
4,840	Harris Corp.[2]	257,149

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 3.9%
1,440	Apple, Inc.[3]	$501,451
25,900	Dell, Inc.[2,3]	401,709
4,980	Hewlett-Packard Co.	201,043
11,646	Western Digital Corp.[3]	463,511

		1,567,714

	Construction & Engineering — 4.0%
16,580	KBR, Inc.	636,175
16,280	Tutor Perini Corp.[1,2]	434,025
11,770	URS Corp.[3]	526,707

		1,596,907

	Consumer Finance — 3.6%
3,980	Capital One Financial Corp.	217,825
6,580	Cash America International, Inc.[1,2]	312,221
11,520	Ezcorp, Inc. — Class A3	362,765
8,400	World Acceptance Corp.[1,2,3]	570,780

		1,463,591

	Diversified Telecommunication Services — 1.3%
17,020	AT&T, Inc.	529,662

	Electric Utilities — 3.6%
12,515	DPL, Inc.[1]	379,080
13,837	Edison International	543,379
12,235	Exelon Corp.	515,705

		1,438,164

	Electronic Equipment, Instruments & Components — 4.9%
12,220	Arrow Electronics, Inc.[3]	557,110
33,020	AVX Corp.[1,2]	538,556
24,740	Ingram Micro, Inc. — Class A3	463,380
21,025	Jabil Circuit, Inc.[1]	417,136

		1,976,182

	Energy Equipment & Services — 3.4%
10,380	Atwood Oceanics, Inc.[2,3]	466,373
8,384	Baker Hughes, Inc.	649,006
6,100	Rowan Cos., Inc.[1,2,3]	254,370

		1,369,749

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 3.2%
10,300	BJ’s Wholesale Club, Inc.[1,2,3]	$528,596
11,160	Kroger Co. (The)	271,300
20,440	Safeway, Inc.[1,2]	496,896

		1,296,792

	Food Products — 2.0%
6,820	Cal-Maine Foods, Inc.[1]	197,030
30,740	Tyson Foods, Inc. — Class A1	611,726

		808,756

	Gas Utilities — 1.3%
8,020	Energen Corp.	521,380

	Health Care Equipment & Supplies — 2.6%
6,380	Cooper Cos., Inc. (The)[1,2]	477,862
8,960	Zimmer Holdings, Inc.[3]	584,640

		1,062,502

	Health Care Providers & Services — 3.8%
11,920	Aetna, Inc.	493,250
9,660	CIGNA Corp.	452,378
5,900	Health Net, Inc.[3]	196,470
5,161	Humana, Inc.[3]	392,855

		1,534,953

	Hotels, Restaurants & Leisure — 3.2%
4,800	Cheesecake Factory, Inc. (The)[2,3]	141,216
33,820	Ruby Tuesday, Inc.[1,2,3]	355,448
14,000	Starbucks Corp.	506,660
8,386	Wyndham Worldwide Corp.[1,2]	290,240

		1,293,564

	Household Durables — 0.7%
3,601	American Greetings Corp. — Class A2	88,585
10,420	Newell Rubbermaid, Inc.	198,605

		287,190

	Insurance — 3.3%
8,740	Aflac, Inc.	491,101
8,100	American Financial Group, Inc.	289,737

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

2,840	Chubb Corp. (The)	$185,140
8,280	Progressive Corp. (The)	181,663
2,720	Torchmark Corp.[1,2]	182,022

		1,329,663

	Internet & Catalog Retail — 1.0%
21,840	Liberty Media Corp. — Interactive Series A3	381,763

	Internet Software & Services — 2.6%
51,972	Earthlink, Inc.[1]	427,210
17,549	eBay, Inc.[3]	603,685

		1,030,895

	IT Services — 4.8%
15,880	Amdocs, Ltd.[3]	488,310
9,072	Computer Sciences Corp.	462,491
29,980	SAIC, Inc.[1,2,3]	521,652
22,653	TeleTech Holdings, Inc.[1,2,3]	450,115

		1,922,568

	Life Sciences Tools & Services — 2.3%
13,580	Pharmaceutical Product Development, Inc.	418,943
8,480	Thermo Fisher Scientific, Inc.[1,3]	508,715

		927,658

	Machinery — 2.6%
10,440	AGCO Corp.[1,3]	601,135
7,820	Timken Co. (The)	440,970

		1,042,105

	Media — 6.0%
10,240	CBS Corp. — Class B	258,253
20,720	Comcast Corp. — Class A	543,693
10,900	DIRECTV — Class A3	529,631
29,080	News Corp. — Class A	518,205
14,241	Time Warner, Inc.[1]	539,164

		2,388,946

	Metals & Mining — 0.5%
10,000	Worthington Industries, Inc.[2]	215,700

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 2.4%
9,300	Dollar Tree, Inc.[1,3]	$534,750
18,740	Macy’s, Inc.	448,073

		982,823

	Office Electronics — 1.0%
38,960	Xerox Corp.	393,106

	Oil, Gas & Consumable Fuels — 10.4%
5,805	Chevron Corp.	635,299
7,532	ConocoPhillips	594,501
6,680	Exxon Mobil Corp.	587,840
10,100	Marathon Oil Corp.	545,804
6,280	Murphy Oil Corp.	486,575
4,598	Peabody Energy Corp.	307,238
11,120	Sunoco, Inc.	474,379
19,057	Valero Energy Corp.	539,313

		4,170,949

	Paper & Forest Products — 3.1%
4,120	Domtar Corp.	383,242
14,120	International Paper Co.	436,026
13,140	MeadWestvaco Corp.[1,2]	442,687

		1,261,955

	Personal Products — 1.2%
14,700	Nu Skin Enterprises, Inc. — Class A1,2	471,723

	Pharmaceuticals — 3.6%
10,420	Endo Pharmaceuticals Holdings, Inc.[3]	408,047
13,906	Forest Laboratories, Inc.[3]	461,123
29,380	Viropharma, Inc.[1,3]	566,740

		1,435,910

	Real Estate Investment Trusts — 6.4%
17,900	Apartment Investment & Management Co. — Class A1,2	482,584
32,120	Brandywine Realty Trust[1,2]	407,924
26,340	CBL & Associates Properties, Inc.[2]	489,134
10,540	Duke Realty Corp.[1,2]	160,735
15,800	Extra Space Storage, Inc.[2]	342,070
4,460	Liberty Property Trust	156,858
46,240	U-Store-It Trust[1]	525,286

		2,564,591

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 3.9%
32,169	Applied Materials, Inc.	$504,732
22,600	Intel Corp.	524,094
14,580	Texas Instruments, Inc.[2]	518,027

		1,546,853

	Software — 2.6%
14,566	CA, Inc.	358,178
15,140	Compuware Corp.[3]	171,536
18,998	Microsoft Corp.	494,328

		1,024,042

	Specialty Retail — 4.0%
5,980	Finish Line, Inc. (The) — Class A1,2	128,510
8,500	GameStop Corp. — Class A2,3	218,280
20,060	Gap, Inc. (The)[2]	466,195
3,260	PetSmart, Inc.[1,2]	137,474
11,380	Rent-A-Center, Inc.[2]	346,521
5,660	TJX Cos., Inc. (The)	303,489

		1,600,469

	Textiles, Apparel & Luxury Goods — 1.4%
8,520	Warnaco Group (The), Inc.[1,2,3]	548,347

	Wireless Telecommunication Services — 1.0%
12,524	Telephone & Data Systems, Inc.[1,2]	420,305

	TOTAL COMMON STOCKS (Cost $39,133,034)	50,525,039

Face
Amount

REPURCHASE AGREEMENT* — 1.4%
$550,649	With State Street Bank and Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $550,649, due 5/2/11 (collateralized by a FNR security with a par value of $561,262, coupon rate of 3.000%, due 11/25/40, market value of $563,296)	550,649

	TOTAL REPURCHASE AGREEMENT (Cost $550,649)	550,649

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 6.3%
$2,521,304	State Street Navigator Securities Lending Portfolio	$2,521,304

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,521,304)	2,521,304

TOTAL LONG INVESTMENTS (Cost $42,204,987)	133.6%	$53,596,992

Shares

COMMON STOCKS SOLD SHORT* — (26.3)%

	Aerospace & Defense — (0.4)%
(980)	Precision Castparts Corp.	(151,430)

	Biotechnology — (0.2)%
(3,132)	Human Genome Sciences, Inc.[3]	(92,300)

	Capital Markets — (1.5)%
(7,540)	Charles Schwab Corp. (The)	(138,057)
(4,700)	Eaton Vance Corp.	(158,719)
(920)	Goldman Sachs Group, Inc. (The)	(138,929)
(2,860)	Morgan Stanley	(74,789)
(2,050)	Northern Trust Corp.	(102,480)

		(612,974)

	Commercial Banks — (0.4)%
(22,820)	CapitalSource, Inc.	(152,438)

	Commercial Services & Supplies — (0.4)%
(3,600)	Copart, Inc.[3]	(163,332)

	Communications Equipment — (1.4)%
(4,600)	Finisar Corp.[3]	(129,214)
(9,340)	Ixia[3]	(152,616)
(5,580)	Sycamore Networks, Inc.	(136,710)
(3,200)	Viasat, Inc.[3]	(127,744)

		(546,284)

	Construction Materials — (0.6)%
(3,580)	Eagle Materials, Inc.	(104,142)
(3,220)	Vulcan Materials Co.	(145,544)

		(249,686)

	Diversified Consumer Services — (0.3)%
(7,380)	Universal Technical Institute, Inc.	(133,357)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Diversified Telecommunication Services — (0.3)%
(7,540)	Cogent Communications Group, Inc.[3]	$(109,405)

	Electric Utilities — (0.4)%
(2,120)	ITC Holdings Corp.	(150,372)

	Electrical Equipment — (0.4)%
(7,180)	GrafTech International, Ltd.[3]	(166,576)

	Electronic Equipment, Instruments & Components — (0.7)%
(6,220)	Checkpoint Systems, Inc.[3]	(130,993)
(3,100)	DTS, Inc.[3]	(136,586)

		(267,579)

	Energy Equipment & Services — (0.2)%
(980)	Lufkin Industries, Inc.	(90,483)

	Food Products — (0.4)%
(4,620)	Kraft Foods, Inc. — Class A	(155,140)

	Gas Utilities — (1.1)%
(2,000)	National Fuel Gas Co.	(146,600)
(3,340)	New Jersey Resources Corp.	(146,225)
(3,480)	Northwest Natural Gas Co.	(160,915)

		(453,740)

	Health Care Equipment & Supplies — (1.6)%
(10,540)	DexCom, Inc.[3]	(175,491)
(2,300)	Hospira, Inc.[3]	(130,479)
(7,900)	Merit Medical Systems, Inc.[3]	(184,228)
(6,540)	NxStage Medical, Inc.[3]	(161,146)

		(651,344)

	Hotels, Restaurants & Leisure — (1.9)%
(2,727)	Bally Technologies, Inc.[3]	(106,326)
(580)	Chipotle Mexican Grill, Inc.[3]	(154,738)
(3,036)	International Speedway Corp. — Class A	(92,902)
(2,640)	Jack In The Box, Inc.[3]	(54,516)
(3,240)	Life Time Fitness, Inc.[3]	(126,749)
(11,520)	Pinnacle Entertainment, Inc.[3]	(159,898)
(2,292)	WMS Industries, Inc.[3]	(75,177)

		(770,306)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Household Durables — (0.8)%
(5,620)	MDC Holdings, Inc.	$(164,048)
(220)	NVR, Inc.[3]	(162,652)

		(326,700)

	Insurance — (0.4)%
(12,240)	Old Republic International Corp.	(155,081)

	Internet & Catalog Retail — (0.4)%
(840)	Amazon.Com, Inc.[3]	(165,060)

	IT Services — (0.2)%
(4,822)	TNS, Inc.[3]	(79,225)

	Leisure Equipment & Products — (0.4)%
(3,140)	Hasbro, Inc.	(147,078)

	Machinery — (1.1)%
(4,920)	FreightCar America, Inc.[3]	(147,502)
(2,800)	Paccar, Inc.	(148,708)
(4,040)	RBC Bearings, Inc.[3]	(158,610)

		(454,820)

	Media — (0.8)%
(3,940)	Arbitron, Inc.	(152,399)
(5,920)	DreamWorks Animation SKG, Inc. — Class A3	(156,821)

		(309,220)

	Metals & Mining — (0.8)%
(9,100)	AK Steel Holding Corp.	(147,875)
(1,700)	Compass Minerals International, Inc.	(165,937)

		(313,812)

	Oil, Gas & Consumable Fuels — (0.5)%
(2,487)	Comstock Resources, Inc.[3]	(79,733)
(1,044)	EOG Resources, Inc.	(117,878)

		(197,611)

	Personal Products — (0.3)%
(9,000)	Prestige Brands Holdings, Inc.[3]	(103,950)

	Professional Services — (0.3)%
(1,700)	Dun & Bradstreet Corp. (The)	(139,706)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Real Estate Investment Trusts — (2.9)%
(8,240)	Annaly Capital Management, Inc.	$(147,002)
(1,272)	AvalonBay Communities, Inc.	(161,048)
(3,500)	Corporate Office Properties Trust	(123,235)
(3,160)	Entertainment Properties Trust	(150,448)
(2,076)	Equity Lifestyle Properties, Inc.	(124,186)
(7,040)	Healthcare Realty Trust, Inc.	(160,794)
(16,820)	MFA Financial, Inc.	(134,223)
(5,320)	Tanger Factory Outlet Centers	(146,991)

		(1,147,927)

	Road & Rail — (0.3)%
(7,120)	Knight Transportation, Inc.	(128,231)

	Semiconductors & Semiconductor Equipment — (1.1)%
(3,040)	Cree, Inc.[3]	(123,849)
(3,820)	Netlogic Microsystems, Inc.[3]	(164,757)
(5,300)	Volterra Semiconductor Corp.[3]	(139,337)

		(427,943)

	Software — (0.8)%
(2,860)	Concur Technologies, Inc.[3]	(165,508)
(2,600)	Ultimate Software Group, Inc.[3]	(145,600)

		(311,108)

	Specialty Retail — (0.8)%
(19,840)	Bebe Stores, Inc.	(133,325)
(4,440)	Hibbett Sports, Inc.[3]	(167,743)

		(301,068)

	Textiles, Apparel & Luxury Goods — (0.4)%
(2,060)	Nike, Inc. — Class B	(169,579)

	Thrifts & Mortgage Finance — (0.7)%
(14,220)	Capitol Federal Financial, Inc.	(160,970)
(9,300)	People’s United Financial, Inc.	(127,317)

		(288,287)

	Trading Companies & Distributors — (0.4)%
(4,140)	GATX Corp.	(174,998)

	Water and Sewer — (0.4)%
(4,300)	American States Water Co.	(150,113)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Wireless Telecommunication Services — (0.3)%
(3,180)	Crown Castle International Corp.[3]	$(136,295)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(10,289,646))	(10,544,558)

TOTAL SHORT INVESTMENTS (Proceeds $(10,289,646))	(26.3)%	$(10,544,558)

TOTAL INVESTMENTS (Cost $31,915,341)[4]	107.3%	$43,052,434
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.3)	(2,910,710)

NET ASSETS	100.0%	$40,141,724

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Notes 1 and 6.
[2]	All or a portion of security pledged as collateral for securities sold short.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $32,212,406.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Oil, Gas & Consumable Fuels	10.4%	$4,170,949
Real Estate Investment Trusts	6.4	2,564,591
Media	6.0	2,388,946
Electronic Equipment, Instruments & Components	4.9	1,976,182
IT Services	4.8	1,922,568
Specialty Retail	4.0	1,600,469
Capital Markets	4.0	1,599,992
Construction & Engineering	4.0	1,596,907
Computers & Peripherals	3.9	1,567,714
Aerospace & Defense	3.9	1,562,161
Semiconductors & Semiconductor Equipment	3.9	1,546,853
Health Care Providers & Services	3.8	1,534,953
Consumer Finance	3.6	1,463,591
Electric Utilities	3.6	1,438,164
Pharmaceuticals	3.6	1,435,910
Energy Equipment & Services	3.4	1,369,749
Insurance	3.3	1,329,663
Food & Staples Retailing	3.2	1,296,792
Hotels, Restaurants & Leisure	3.2	1,293,564
Paper & Forest Products	3.1	1,261,955
Chemicals	3.0	1,205,700
Beverages	2.8	1,109,179
Health Care Equipment & Supplies	2.6	1,062,502
Machinery	2.6	1,042,105
Internet Software & Services	2.6	1,030,895
Software	2.6	1,024,042
Multi-line Retail	2.4	982,823
Life Sciences Tools & Services	2.3	927,658
Food Products	2.0	808,756
Commercial Services & Supplies	1.9	762,303
Air Freight & Logistics	1.4	558,171
Textiles, Apparel & Luxury Goods	1.4	548,347
Biotechnology	1.4	544,769
Diversified Telecommunication Services	1.3	529,662
Gas Utilities	1.3	521,380
Commercial Banks	1.3	518,138
Personal Products	1.2	471,723
Wireless Telecommunication Services	1.0	420,305

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Office Electronics	1.0%	$393,106
Internet & Catalog Retail	1.0	381,763
Household Durables	0.7	287,190
Communications Equipment	0.6	257,149
Metals & Mining	0.5	215,700
Short Positions:
IT Services	(0.2)	(79,225)
Energy Equipment & Services	(0.2)	(90,483)
Biotechnology	(0.2)	(92,300)
Personal Products	(0.3)	(103,950)
Diversified Telecommunication Services	(0.3)	(109,405)
Road & Rail	(0.3)	(128,231)
Diversified Consumer Services	(0.3)	(133,357)
Wireless Telecommunication Services	(0.3)	(136,295)
Professional Services	(0.3)	(139,706)
Leisure Equipment & Products	(0.4)	(147,078)
Water and Sewer	(0.4)	(150,113)
Electric Utilities	(0.4)	(150,372)
Aerospace & Defense	(0.4)	(151,430)
Commercial Banks	(0.4)	(152,438)
Insurance	(0.4)	(155,081)
Food Products	(0.4)	(155,140)
Commercial Services & Supplies	(0.4)	(163,332)
Internet & Catalog Retail	(0.4)	(165,060)
Electrical Equipment	(0.4)	(166,576)
Textiles, Apparel & Luxury Goods	(0.4)	(169,579)
Trading Companies & Distributors	(0.4)	(174,998)
Oil, Gas & Consumable Fuels	(0.5)	(197,611)
Construction Materials	(0.6)	(249,686)
Electronic Equipment, Instruments & Components	(0.7)	(267,579)
Thrifts & Mortgage Finance	(0.7)	(288,287)
Specialty Retail	(0.8)	(301,068)
Media	(0.8)	(309,220)
Software	(0.8)	(311,108)
Metals & Mining	(0.8)	(313,812)
Household Durables	(0.8)	(326,700)
Semiconductors & Semiconductor Equipment	(1.1)	(427,943)
Gas Utilities	(1.1)	(453,740)
Machinery	(1.1)	(454,820)
Communications Equipment	(1.4)	(546,284)
Capital Markets	(1.5)	(612,974)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Health Care Equipment & Supplies	(1.6)%	$(651,344)
Hotels, Restaurants & Leisure	(1.9)	(770,306)
Real Estate Investment Trusts	(2.9)	(1,147,927)

TOTAL COMMON STOCKS	99.6%	$39,980,481
REPURCHASE AGREEMENT	1.4	550,649
INVESTMENTS OF SECURITY LENDING COLLATERAL	6.3	2,521,304

TOTAL INVESTMENTS	107.3%	$43,052,434

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND* — 1.5%
25,500	SPDR S&P 500 ETF Trust	$3,481,770

	TOTAL EXCHANGE-TRADED FUND (Cost $2,905,447)	3,481,770

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$1,833,346	With State Street Bank and Trust Co., dated 4/29/11, 0.01%, principal and interest in the amount of $1,833,348, due 5/2/11, (collateralized by a FNR security with a par value of $1,865,950, coupon rate of 3.000%, due 11/25/40, market value of $1,872,711)	1,833,346

	TOTAL REPURCHASE AGREEMENT (Cost $1,833,346)	1,833,346

TOTAL INVESTMENTS (Cost $4,738,793)[1]	2.3%	$5,315,116
OTHER ASSETS IN EXCESS OF LIABILITIES	97.7	222,643,975

NET ASSETS[2]	100.0%	$227,959,091

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $4,738,793.
[2]	Cash in the amount of $224,722,500 is held as collateral to secure the open written put options contracts.
Abbreviation Legend
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires May 2011 exercise price $1,350 Barclays Capital PLC	2,500	$(56,500)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(16,493))		$(56,500)

PUTS:
S&P 500 Index
expires May 2011 exercise price $1,350 Barclays Capital PLC	105,500	(1,192,150)
S&P 500 Index
expires May 2011 exercise price $1,340 Barclays Capital PLC	1,000	(8,450)
S&P 500 Index
expires May 2011 exercise price $1,325 Barclays Capital PLC	62,100	(344,655)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(6,009,344))		$(1,545,255)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2011, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Exchange-Traded Funds	1.5%	$3,481,770

TOTAL COMMON STOCKS	1.5%	$3,481,770
REPURCHASE AGREEMENTS	0.8	1,833,346

TOTAL INVESTMENTS	2.3%	$5,315,116

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of sixteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Secured Options Portfolio commenced operations on June 30, 2010. The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund had not commenced operations as of April 30, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities and options listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service.

Financial Accounting Standards Board (“FASB") Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” ("ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, and Secured Options Portfolio had all long-term investments with corresponding industries at Level 1 and all short-term investments at Level 2, at April 30, 2011. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at April 30, 2011.

As of the six months ended April 30, 2011, there were no significant transfers between Level 1and 2 securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio and Philadelphia International Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$22,631,164	$—	$—	$22,631,164

Total Agency Notes	22,631,164	—	—	22,631,164

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	41,598,141	—	41,598,141
Federal National Mortgage Association	—	44,371,408	—	44,371,408
Government National Mortgage Association	—	26,060,855	—	26,060,855

Total Mortgage-Backed Securities	—	112,030,404	—	112,030,404

Corporate Notes	—	159,803,599	—	159,803,599
US Treasury Notes/Bonds	35,980,403	—	—	35,980,403
Repurchase Agreements	—	4,843,714	—	4,843,714
Investments of Security Lending Collateral	—	14,481,760	—	14,481,760

Total Investments	58,611,567	291,159,477	—	349,771,044

Total	$58,611,567	$291,159,477	$—	$349,771,044

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$82,680,890	$—	$74,914	$82,755,804
Japan	61,294,052	—	—	61,294,052
France	43,504,000	—	—	43,504,000
Germany	39,256,267	—	—	39,256,267
Switzerland	22,490,850	—	—	22,490,850
Australia	16,426,027	—	—	16,426,027
Spain	14,906,713	—	—	14,906,713
Netherlands	13,790,198	—	—	13,790,198
China	11,475,467	—	—	11,475,467
Brazil	10,345,047	—	—	10,345,047
Singapore	8,888,951	—	—	8,888,951
Norway	8,374,711	—	—	8,374,711
Italy	5,502,262	—	—	5,502,262
Canada	5,466,363	—	—	5,466,363
South Africa	3,713,683	—	—	3,713,683
Greece	3,341,747	—	—	3,341,747
Bermuda	2,812,913	—	—	2,812,913
Panama	2,640,010	—	—	2,640,010
South Korea	2,346,557	—	—	2,346,557
Mexico	2,339,880	—	—	2,339,880
Sweden	2,170,514	—	—	2,170,514
Hong Kong	2,021,776	—	—	2,021,776

Total Common Stocks	365,788,878	—	74,914	365,863,792

Repurchase Agreements	—	7,294,509	—	7,294,509
Investments of Security Lending Collateral	—	45,668,781	—	45,668,781

Total Investments	365,788,878	52,963,290	74,914	418,827,082

Total	$365,788,878	$52,963,290	$74,914	$418,827,082

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$22,796,634	$—	$15,469	$22,812,103
Japan	16,066,604	—	—	16,066,604
France	10,975,818	—	—	10,975,818
Germany	9,905,858	—	—	9,905,858
Switzerland	6,017,405	—	—	6,017,405
Australia	4,714,854	—	—	4,714,854
Netherlands	4,043,539	—	—	4,043,539
Spain	3,956,869	—	—	3,956,869
China	2,857,098	—	—	2,857,098
Brazil	2,553,536	—	—	2,553,536
Singapore	2,279,724	—	—	2,279,724
Norway	2,207,404	—	—	2,207,404
Canada	1,407,860	—	—	1,407,860
Italy	1,394,252	—	—	1,394,252
South Africa	849,477	—	—	849,477
Greece	811,737	—	—	811,737
Bermuda	717,826	—	—	717,826
Hong Kong	616,771	—	—	616,771
South Korea	610,805	—	—	610,805
Sweden	580,305	—	—	580,305
Panama	575,685	—	—	575,685
Mexico	440,300	—	—	440,300

Total Common Stocks	96,380,361	—	15,469	96,395,830

Investments of Security Lending Collateral	—	11,861,808	—	11,861,808

Total Investments	96,380,361	11,861,808	15,469	108,257,638

Total	$96,380,361	$11,861,808	$15,469	$108,257,638

The following tables include rollforwards of the amounts for the six months ended April 30, 2011 for long-term investments classified within Level 3.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

International Portfolio

							Net
							Change in
							Unrealized
							Gain
							(Loss) from
				Change in			Investments
	Balance as of	Accrued	Realized	Unrealized		Balance as of	Held at
	October 31,	Discounts	Gain	Gain	Net	April 30,	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	Purchases & Sales	2011	2011
COMMON STOCK
United Kingdom	$54,780	$0	$(244)	$1,127	$19,251	$74,914	$1,756

Total	$54,780	$0	$(244)	$1,127	$19,251	$74,914	$1,756

Philadelphia International Fund

							Net
							Change in
							Unrealized
							Gain
							(Loss) from
				Change in			Investments
	Balance as of	Accrued	Realized	Unrealized		Balance as of	Held at
	October 31,	Discounts	Gain	Gain	Net	April 30,	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	Purchases & Sales	2011	2011
COMMON STOCK
United Kingdom	$10,611	$0	$(47)	$240	$4,665	$15,469	$363

Total	$10,611	$0	$(47)	$240	$4,665	$15,469	$363

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio and Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio uses option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the six months ended April 30, 2011. During the six months ended April 30, 2011, the Secured Options Portfolio wrote put and call options in an attempt to achieve its investment objective and strategies.

Written options are recorded in the Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options if any are included on realized gains and losses on investment transactions.

Information regarding transactions in written option contracts for the Secured Options Portfolio for the six months ended April 30, 2011 is included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of April 30, 2011, 83.37% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of April 30, 2011, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolio sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2011, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $0 and $10,523,084 respectively, and cash in the amount of $6,846,932 and $0 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to cerain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

On October 31, 2010, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2014	2015	2016	2017	2018
Government Cash Portfolio	$—	$—	$—	$—	$45
Tax-Exempt Cash Portfolio	—	—	—	—	800
Core Fixed Income Portfolio	—	—	—	—	779,042
Strategic Equity Portfolio	—	—	899	11,661,380	—
Small Cap Equity Portfolio	—	—	—	18,325,015	—
Large Cap Value Portfolio	—	—	—	3,942,704	—
International Portfolio	—	—	—	103,049,865	—
Philadelphia International Fund	—	—	—	90,159,181	—
U.S. Emerging Growth Portfolio	—	—	2,108,111	6,585,100	—
Large Cap 100 Portfolio	—	—	2,794,340	22,746,491	—
Large Cap Growth Portfolio	—	—	—	12,077,457	—
Long/Short Portfolio	—	4,242,250	404,939	5,227,189	—
Total Market Portfolio	—	—	4,086,240	10,746,044	—
Secured Options Portfolio	—	—	—	—	—

As of October 31, 2010, all the losses reflected above for U.S. Emerging Growth Portfolio are subject to certain IRS limitations.

During the year ended October 31, 2010, the following Portfolio utilized capital loss carry forwards:

Strategic Equity Portfolio	$3,041,428
Small Cap Equity Portfolio	$8,016,748
Large Cap Value Portfolio	$5,175,206
International Portfolio	$23,815,391

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Fund	$4,322,222
U.S. Emerging Growth Portfolio	$2,870,806
Large Cap 100 Portfolio	$5,871,602
Large Cap Growth Portfolio	$7,159,609
Long/Short Portfolio	$3,273,844
Total Market Portfolio	$2,627,513

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

As of October 31, 2010, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$85,005	$—	$84,960
Tax-Exempt Cash Portfolio	8,695	—	—	7,895
Core Fixed Income Portfolio	—	1,045,945	—	29,474,915
Strategic Equity Portfolio	—	20,243	—	15,462,607
Small Cap Equity Portfolio	—	—	—	5,508,387
Large Cap Value Portfolio	—	4,632	—	856,695
International Portfolio	—	292,043	—	(36,742,276)
Philadelphia International Fund	—	116,243	—	(75,485,999)
U.S. Emerging Growth Portfolio	—	—	—	(4,859,471)
Large Cap 100 Portfolio	—	14,124	—	(9,252,822)
Large Cap Growth Portfolio	—	—	—	(2,730,411)
Long/Short Portfolio	—	—	—	(8,263,851)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Total Market Portfolio	$—	$—	$—	$(8,408,665)
Secured Options Portfolio	—	1,711,962	2,540,254	4,468,824

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For the year ended October 31, 2010, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2010, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Government Cash Portfolio	$—	$418,796	$—	$—
Tax-Exempt Cash Portfolio	125,996	—	—	—
Core Fixed Income Portfolio	—	13,274,213	2,400,223	—
Strategic Equity Portfolio	—	917,716	—	—
Small Cap Equity Portfolio	—	133,741	—	—
Large Cap Value Portfolio	—	256,843	—	—
International Portfolio	—	8,825,062	—	—
Philadelphia International Fund	—	2,428,758	—	—
U.S. Emerging Growth Portfolio	—	48,781	—	—
Large Cap 100 Portfolio	—	733,683	—	—
Large Cap Growth Portfolio	—	192,354	—	—
Total Market Portfolio	—	23,116	—	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the year ended October 31, 2010, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, foreign currency gain/(loss), distriution reallocations, and net operating losses, were identified and reclassified among the components of the Portfolio’s net assets as folllows:

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Government Cash Portfolio	$100	$—	$(100)
Core Fixed Income Portfolio	237,772	(237,772)	—
Strategic Equity Portfolio	1,419	—	(1,419)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Small Cap Equity Portfolio	$73,758	$24,462	$(98,220)
International Portfolio	(332,016)	332,016	—
Philadelphia International Fund	(128,031)	128,031	—
U.S. Emerging Growth Portfolio	50,917	212	(51,129)
Large Cap 100 Portfolio	—	(3,269)	3,269
Large Cap Growth Portfolio	4,584	—	(4,584)
Long/Short Portfolio	74,597	(9,347)	(65,250)
Total Market Portfolio	12,695	(1,894)	(10,801)
Secured Options Portfolio	74,014	(74,014)	—

As of April 30, 2011, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$16,472,702	$526,444	$15,946,258
Strategic Equity Portfolio	45,413,711	712,045	44,701,666
Small Cap Equity Portfolio	45,266,654	401,436	44,865,218
Large Cap Value Portfolio	11,498,109	942,000	10,556,109
International Portfolio	88,425,873	3,894,659	84,531,214
Philadelphia International Fund	21,314,043	974,772	20,339,271
U.S. Emerging Growth Portfolio	6,155,293	79,213	6,076,080
Large Cap 100 Portfolio	28,276,007	228,356	28,047,651
Large Cap Growth Portfolio	15,628,663	200,469	15,428,194
Long/Short Portfolio	2,398,312	855,133	1,543,179
Total Market Portfolio	11,607,826	767,798	10,840,028
Secured Options Portfolio	576,323	—	576,323

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for the Secured Options Portfolio for the six months ended April 30, 2011, are as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2010	1,096	$2,943,749
Options written	13,992	25,713,344
Options terminated in closing purchase transactions	(6,900)	(13,502,689)
Options expired	(6,477)	(9,128,567)

Options outstanding at April 30, 2011	1,711	$6,025,837

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2011 and during the period then ended, the Secured

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Liability Derivatives

	Equity
	Contracts Risk	Total
Options Written[1]	(1,601,755)	(1,601,755)

Total Value	(1,601,755)	(1,601,755)

Realized Gain (Loss)2

	Equity
	Contracts Risk	Total
Options Purchased	493,009	493,009
Options Written	12,879,306	12,879,306

Total Realized Gain (Loss)	13,372,315	13,372,315

Change in Appreciation (Depreciation)3

	Equity
	Contracts Risk	Total
Options Written	3,934,368	3,934,368

Total Change in Appreciation (Depreciation)	3,934,368	3,934,368

Number of Contracts, Notional Amounts or Shares/Units4

	Equity
	Contracts Risk	Total
Options Written	(142,267)	(142,267)

[1]	Statement of Assets and Liabilities location: Options written, at value.
[2]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[3]	Statement of Operations location: Amount is included in Net change in unrealized gain of Options written.
[4]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding for the months that the Portfolio held such derivatives during the period ended April 30, 2011.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio and Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average net assets. No management fees were waived for the semi-annual period ended April 30, 2011. Upon commencement of investment operations, the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund will pay PIA management fees at the annual rate of 0.65% and 0.60% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average net assets, exceed 1.33% of Philadelphia International Small

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Cap Fund-Class I average daily net assets, 1.10% of Philadelphia International Small Cap Fund-Class IV average daily net assets, 1.48% of Philadelphia International Emerging Markets Fund-Class I average daily net assets, and 1.25% of Philadelphia International Emerging Markets Fund-Class IV average daily net assets. PIA has agreed to these waivers and/or reimbursements until at least October 31, 2012. Shareholders of these Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. Upon commencement of operations, the Class I shares of the Philadelphia International Emerging Markets Fund and the Class I shares of the Philadelphia International Small Cap Fund will each pay PIA a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets and the Class IV shares of the Philadelphia International Emerging Markets Fund and the Class IV shares of the Philadelphia International Small Cap Fund will each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the six months ended April 30, 2011, Glenmede Trust waived $54,139 shareholder servicing fees it earned from the Government Cash Portfolio and $16,228 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

computed daily and paid monthly. Until December 20, 2010, State Street was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. Effective December 20, 2010, the Fund’s Chief Compliance Officer resigned from her position of Senior Director at State Street and became a Managing Director of Foreside Compliance Services, LLC. At that time, the compliance support services, previously provided by State Street, were assigned to Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $39,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

Expenses for the six months ended April 30, 2011 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2011, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$23,448,630	$63,389,689
Strategic Equity Portfolio	52,364,303	56,655,422
Small Cap Equity Portfolio	90,477,652	71,182,792
Large Cap Value Portfolio	73,881,633	42,732,172
International Portfolio	65,001,902	123,793,254
Philadelphia International Fund	17,883,933	36,271,906
U.S. Emerging Growth Portfolio	12,544,881	12,431,338
Large Cap 100 Portfolio	42,101,306	43,037,600
Large Cap Growth Portfolio	31,546,746	27,034,427
Long/Short Portfolio	12,016,106	12,715,089
Total Market Portfolio	33,772,320	34,736,957
Secured Options Portfolio	2,740,521	—

For the six months ended April 30, 2011, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$58,451,736	$69,149,412

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended	Year Ended
	04/30/11	10/31/10
Government Cash Portfolio:
Sold	$2,898,881,545	$3,777,723,185
Issued as reinvestment of dividends	514	2,458
Redeemed	(2,699,265,876)	(3,806,617,066)

Net increase (decrease)	$199,616,183	$(28,891,423)

Tax-Exempt Cash Portfolio:
Sold	$1,426,392,669	$2,136,469,928
Redeemed	(1,398,990,707)	(2,201,704,906)

Net increase (decrease)	$27,401,962	$(65,234,978)

	Period Ended		Year Ended
	04/30/11		10/31/10
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	2,438,141	$27,673,036	9,547,500	$108,674,685
Issued as reinvestment of dividends	30,563	346,792	275,492	3,106,236
Redeemed	(6,799,152)	(77,056,595)	(6,887,012)	(78,695,622)

Net increase (decrease)	(4,330,448)	$(49,036,767)	2,935,980	$33,085,299

Strategic Equity Portfolio:
Sold	896,030	$15,770,636	2,052,359	$31,583,000
Issued as reinvestment of dividends	2,471	43,566	4,257	66,210
Redeemed	(1,120,668)	(19,889,431)	(1,731,115)	(26,722,192)

Net increase (decrease)	(222,167)	$(4,075,229)	325,501	$4,927,018

Small Cap Equity Portfolio (Advisor Class):
Sold	2,256,542	$40,026,385	2,126,030	$28,158,031
Issued as reinvestment of dividends	—	—	2,776	38,866
Redeemed	(1,069,451)	(18,132,836)	(2,307,919)	(30,346,017)

Net increase (decrease)	1,187,091	$21,893,549	(179,113)	$(2,149,120)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/11		10/31/10
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio (Institutional Class):
Sold	3,824	$70,202	—	$—
Issued as reinvestment of dividends	—	—	0 [1]	1
Redeemed	—	—	—	—

Net increase	3,824	$70,202	—	$1

Large Cap Value Portfolio:
Sold	4,038,101	$44,091,263	2,027,044	$18,056,672
Issued as reinvestment of dividends	4,830	52,159	8,579	75,311
Redeemed	(1,101,812)	(11,986,775)	(1,582,465)	(14,015,200)

Net increase	2,941,119	$32,156,647	453,158	$4,116,783

International Portfolio:
Sold	1,029,183	$14,275,574	2,307,052	$28,710,991
Issued as reinvestment of dividends	6,984	99,793	31,774	384,828
Redeemed	(5,697,853)	(80,105,770)	(5,062,618)	(61,967,955)

Net decrease	(4,661,686)	$(65,730,403)	(2,723,792)	$(32,872,136)

Philadelphia International Fund:
Sold	478,147	$6,191,112	1,505,945	$16,950,952
Issued as reinvestment of dividends	40,814	524,104	200,783	2,207,723
Redeemed	(2,167,417)	(27,003,372)	(2,674,537)	(29,570,872)

Net decrease	(1,648,456)	$(20,288,156)	(967,809)	$(10,412,197)

U.S. Emerging Growth Portfolio:
Sold	355,618	$2,505,280	561,527	$2,929,196
Issued as reinvestment of dividends	—	—	514	2,608
Redeemed	(344,301)	(2,387,167)	(1,790,605)	(9,789,545)

Net increase (decrease)	11,317	$118,113	(1,228,564)	$(6,857,741)

Large Cap 100 Portfolio:
Sold	677,509	$8,635,748	769,751	$8,081,519
Issued as reinvestment of dividends	823	10,423	1,918	20,398
Redeemed	(758,464)	(9,609,484)	(2,669,013)	(28,269,837)

Net decrease	(80,132)	$(963,313)	(1,897,344)	$(20,167,920)

Large Cap Growth Portfolio:
Sold	865,954	$11,939,206	772,113	$8,421,124
Issued as reinvestment of dividends	698	9,522	1,833	20,246
Redeemed	(530,114)	(7,116,869)	(1,217,683)	(13,713,478)

Net increase (decrease)	336,538	$4,831,859	(443,737)	$(5,272,108)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/11		10/31/10
	Shares	Amount	Shares	Amount
Long/Short Portfolio:
Sold	236,630	$2,080,408	334,351	$2,756,907
Redeemed	(363,062)	(3,150,733)	(1,151,912)	(9,578,148)

Net decrease	(126,432)	$(1,070,325)	(817,561)	$(6,821,241)

Total Market Portfolio:
Sold	778,598	$7,224,083	2,195,350	$16,826,152
Issued as reinvestment of dividends	303	2,685	278	2,145
Redeemed	(912,473)	(8,381,142)	(1,019,940)	(7,833,353)

Net increase (decrease)	(133,572)	$(1,154,374)	1,175,688	$8,994,944

Secured Options Portfolio[2]:
Sold	8,694,047	$104,031,604	9,803,916	$108,753,798
Issued as reinvestment of dividends	367,447	4,266,060	—	—
Redeemed	(493,297)	(5,937,959)	(27,324)	(307,310)

Net increase	8,568,197	$102,359,705	9,776,592	$108,446,488

1 Rounds to less than 1 share.

2 The Secured Options Portfolio commenced operations on June 30, 2010.

As of April 30, 2011, with the exception of the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 10% or more of the shares outstanding of the Portfolios as of April 30, 2011. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	1	12
Core Fixed Income Portfolio	1	21
Small Cap Equity Portfolio (Advisor Class)	1	37
Small Cap Equity Portfolio (Institutional Class)	1	98
Large Cap Value Portfolio	1	23
International Portfolio	1	31
Long/Short Portfolio	1	10
Total Market Portfolio	1	11
Secured Options Portfolio	1	25

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

6.	Lending of Portfolio Securities

As of April 30, 2011, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Government Cash Portfolio	$1,752,013		$1,787,594		0.20
Core Fixed Income Portfolio	14,186,140		14,481,760		4.01
Small Cap Equity Portfolio	34,778,766		35,659,946		15.25
Large Cap Value Portfolio	3,708,910		3,817,740		3.79
International Portfolio	43,446,130		45,668,781		10.26
Philadelphia International Fund	11,287,448		11,861,808		9.87
U.S. Emerging Growth Portfolio	5,587,961		5,739,073		19.66
Long/Short Portfolio	3,428,788		3,513,763		16.26
Total Market Portfolio	12,987,515	*	13,300,893	**	23.58

* The market value of loaned securities for the financing of short sales was $10,523,084.

** The market value of collateral used for the financing of short sales was $10,779,589.

7.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the disclosures required by the ASU did not have a material effect on the Fund’s financial statment disclosure.

8.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2011 through June 21, 2011, for disclosure in the Fund’s financial statements. The Philadelphia International Small Cap Fund-Class IV commenced investment operations on May 31, 2011.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$130,869,533	$32,877,077
Cash	309,209	336,321
Receivable for securities sold	—	555,187
Receivable for fund shares sold	427,300	—
Interest receivable	1,766,487	412,624
Prepaid expenses	5,735	897

Total assets	133,378,264	34,182,106

Liabilities:
Payable for fund shares redeemed	34,118	398,896
Payable for Trustees’ fees	6,840	1,771
Accrued expenses	53,387	13,827

Total liabilities	94,345	414,494

Net Assets	$133,283,919	$33,767,612

Net Assets consist of:
Par value ($0.001 of shares outstanding)	12,325	3,212
Paid-in capital in excess of par value	129,796,081	32,866,833
Undistributed net investment income	276,583	68,897
Accumulated net realized gain from investment transactions	63,001	29,794
Net unrealized appreciation on investments	3,135,929	798,876

Total Net Assets	133,283,919	33,767,612

Shares Outstanding	12,325,483	3,212,299

Net Asset Value Per Share	$10.81	$10.51

[1] Investment at cost	$127,733,604	$32,078,201

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2011 — (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$1,927,610	$472,283

Total investment income	1,927,610	472,283

Expenses:
Administration, transfer agent and custody fees	48,453	17,603
Professional fees	21,182	4,924
Shareholder report expenses	3,077	843
Shareholder servicing fees	104,607	26,234
Trustees’ fees and expenses	6,157	1,579
Registration and filing fees	1,887	1,388
Other expenses	9,157	2,508

Total expenses	194,520	55,079

Net investment income	1,733,090	417,204

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	64,470	32,869

Net change in unrealized loss of:
Investments	(2,079,946)	(656,818)

Net realized and unrealized loss	(2,015,476)	(623,949)

Net decrease in net assets resulting from operations	$(282,386)	$(206,745)

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2011 — (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,733,090	$417,204
Net realized gain on:
Investment transactions	64,470	32,869
Net change in unrealized loss of:
Investments	(2,079,946)	(656,818)

Net decrease in net assets resulting from operations	(282,386)	(206,745)
Distributions to shareholders from:
Net investment income	(1,735,902)	(421,034)
Net realized gain on investments	(27,068)	(78,097)
Net decrease in net assets from capital share transactions	(9,780,134)	(2,069,741)

Net decrease in net assets	(11,825,490)	(2,775,617)

NET ASSETS:
Beginning of period	145,109,409	36,543,229

End of period	$133,283,919	$33,767,612

Undistributed net investment income included in net assets at end of period	$276,583	$68,897

For the Year Ended October 31, 2010
		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,107,435	$860,790
Net realized gain on:
Investment transactions	265,644	81,062
Net change in unrealized gain of:
Investments	2,983,896	827,280

Net increase in net assets resulting from operations	6,356,975	1,769,132
Distributions to shareholders from:
Net investment income	(3,036,517)	(848,498)
Net increase in net assets from capital share transactions	28,230,811	3,745,535

Net increase in net assets	31,551,269	4,666,169

NET ASSETS:
Beginning of year	113,558,140	31,877,060

End of year	$145,109,409	$36,543,229

Undistributed net investment income included in net assets at end of year	$279,395	$72,727

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010	2009	2008[2]	2007	2006

Net asset value, beginning of period	$10.96	$10.69	$10.05	$10.35	$10.39	$10.36

Income from investment operations:
Net investment income	0.13	0.25	0.28	0.37	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.15)	0.26	0.65	(0.33)	(0.03)	0.03

Total from investment operations	(0.02)	0.51	0.93	0.04	0.34	0.40

Distributions to shareholders from:
Net investment income	(0.13)	(0.24)	(0.29)	(0.34)	(0.38)	(0.37)
Net realized capital gains	(0.00)[3]	—	—	—	—	—

Total distributions	(0.13)	(0.24)	(0.29)	(0.34)	(0.38)	(0.37)

Net asset value, end of period	$10.81	$10.96	$10.69	$10.05	$10.35	$10.39

Total return	(0.13)%[4]	4.85%	9.40%	0.38%	3.36%	3.97%

Net assets, end of period (in 000s)	$133,284	$145,109	$113,558	$42,175	$22,584	$22,430
Ratio of operating expenses before reimbursements to net assets	0.28%[5]	0.28%	0.31%	0.32%	0.39%	0.29%
Ratio of operating expenses after reimbursements to average net assets	0.28%[5]	0.28%	0.31%	0.29%	0.30%	0.29%
Ratio of net investment income to average net assets	2.49%[5]	2.27%	2.62%	3.55%	3.56%	3.63%
Portfolio turnover rate	1%	20%	32%	38%	18%	17%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2011[1]	2010	2009[2]	2008[2]	2007	2006

Net asset value, beginning of period	$10.72	$10.44	$9.93	$10.20	$10.25	$10.25

Income from investment operations:
Net investment income	0.13	0.25	0.29	0.38	0.37	0.38
Net realized and unrealized gain (loss) on investments	(0.19)	0.28	0.53	(0.28)	(0.02)	0.00 [3]

Total from investment operations	(0.06)	0.53	0.82	0.10	0.35	0.38

Distributions to shareholders from:
Net investment income	(0.13)	(0.25)	(0.31)	(0.37)	(0.39)	(0.38)
Net realized capital gains	(0.02)	—	—	—	(0.01)	—

Total distributions	(0.15)	(0.25)	(0.31)	(0.37)	(0.40)	(0.38)

Net asset value, end of period	$10.51	$10.72	$10.44	$9.93	$10.20	$10.25

Total return	(0.57)%[4]	5.17%	8.35%	0.95%	3.46%	3.84%

Net assets, end of period (in 000s)	$33,768	$36,543	$31,877	$17,506	$15,485	$16,799
Ratio of operating expenses before reimbursements to net assets	0.31%[5]	0.32%	0.37%	0.38%	0.57%	0.29%
Ratio of operating expenses after reimbursements to average net assets	0.31%[5]	0.32%	0.37%	0.34%	0.32%	0.29%
Ratio of net investment income to average net assets	2.39%[5]	2.42%	2.84%	3.69%	3.61%	3.74%
Portfolio turnover rate	2%	14%	16%	22%	19%	15%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 98.2%

	Colorado — 1.7%
$2,165,000	Broomfield, CO, Water & Sewer Revenue, (AMBAC Insured),
	5.00% due 12/1/18	$2,226,140

	Connecticut — 1.5%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.00% due 1/1/15	2,033,892

	Florida — 5.7%
1,000,000	Florida State, Board of Education Capital Outlay, Public Education, Series E, Prerefunded 6/1/11 @ 101,
	5.25% due 6/1/16	1,014,350
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.00% due 1/1/14	2,197,020
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control,
	5.50% due 1/15/13	1,404,261
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.50% due 3/1/14	1,540,812
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured),
	5.25% due 12/1/14	1,467,837

		7,624,280

	Georgia — 3.7%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.00% due 4/1/19	2,057,861
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100,
	5.00% due 8/1/18	1,613,481
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.00% due 6/1/13	1,276,548

		4,947,890

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — 3.1%
$3,500,000	Chicago, IL, General Obligation Unlimited, (AGMC Insured),
	5.00% due 1/1/26	$3,442,600
710,000	Illinois State, General Obligation Unlimited, First Series,
	5.25% due 10/1/15	729,333

		4,171,933

	Indiana — 0.7%
780,000	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, (AGMC Insured),
	5.00% due 2/1/18	884,770

	Maryland — 1.6%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited,
	5.00% due 3/1/17	2,070,792

	Massachusetts — 1.8%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.25% due 8/1/16	2,353,380

	Nebraska — 1.7%
2,150,000	University of Nebraska, Revenue Bond, Refunding, Lincoln Student Fees & Facilities,
	5.00% due 7/1/16	2,242,343

	New York — 6.7%
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.00% due 4/1/15	1,914,135
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.00% due 7/1/18	1,349,256
5,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B,
	5.25% due 11/15/17	5,707,175

		8,970,566

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	North Carolina — 0.8%
$1,000,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.00% due 6/1/13	$1,085,740

	Ohio — 6.5%
1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured),
	5.25% due 1/1/19	1,833,468
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.00% due 3/15/13	1,078,740
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.50% due 11/1/13	779,653
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.00% due 8/1/15	2,275,340
1,075,000	Ohio State, Higher Education, General Obligation Unlimited, Series B, Prerefunded, 11/1/11 @ 100,
	5.00% due 11/1/16	1,100,693
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.00% due 6/15/13	1,630,005

		8,697,899

	Pennsylvania — 25.5%
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.00% due 3/1/17	217,352
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.50% due 11/1/29	1,958,808
500,000	Boyertown, PA, Area School District, (AGMC Insured),
	5.00% due 10/1/17	554,570
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.75% due 6/15/18	292,579
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), Prerefunded 5/15/13 @ 100,
	5.00% due 5/15/16	544,260
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.00% due 11/1/20	566,815

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.00% due 11/15/17	$350,360
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.00% due 5/1/25	448,016
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16[1]	230,493
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.25% due 7/1/16[1]	313,426
750,000	Delaware River Port Authority, PA and NJ Revenue, (AGMC Insured),
	5.25% due 1/1/12[1]	752,550
265,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.50% due 8/1/18	293,281
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	550,839
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.00% due 9/1/20	1,098,040
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.00% due 4/1/17	372,603
955,000	Erie County, PA, General Obligation Unlimited,
	5.00% due 9/1/16	1,093,952
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, Escrowed to Maturity, (AGMC Insured),
	5.50% due 5/15/11	200,466
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.00% due 3/1/20	388,339
5,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.00% due 4/1/12	5,208
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.00% due 11/15/18	689,838

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.00% due 7/1/16	$553,365
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.00% due 6/1/16	1,357,136
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.50% due 11/15/24	500,206
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.00% due 5/1/17	271,672
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.00% due 2/1/18	1,643,505
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.00% due 11/15/17	280,330
125,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20% due 11/1/13	133,895
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.00% due 8/15/20	526,415
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.50% due 8/15/18	852,922
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.00% due 6/1/18	764,673
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (AGMC Insured),
	5.00% due 2/15/15	1,121,330
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.00% due 3/1/16	1,717,710

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.25% due 6/1/24	$1,886,443
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC and NPFG Insured),
	5.00% due 6/1/15	101,347
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.25% due 12/1/14	60,230
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00% due 12/1/17	275,057
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.25% due 7/1/14	1,129,680
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.00% due 7/1/15	87,494
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.00% due 8/1/16	874,365
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.00% due 7/1/15	281,650
250,000	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (AGMC Insured),
	5.25% due 11/15/18	263,480
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.00% due 9/1/17	1,663,455
70,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20% due 1/15/13	74,135
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.00% due 2/15/20	2,787,372
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.50% due 9/15/39	1,638,285
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.375% due 4/1/14	260,293

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGC Insured),
	5.25% due 8/15/25	$1,650,592
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50% due 5/1/15	252,318

		33,931,150

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.00% due 7/1/34	113,028

	South Carolina — 4.1%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.00% due 4/1/15	2,734,825
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.25% due 1/1/22	2,713,875

		5,448,700

	Tennessee — 4.9%
4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.00% due 7/1/19	5,362,266
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.00% due 7/1/17	1,228,426

		6,590,692

	Texas — 19.9%
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.00% due 2/15/14	3,054,661
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured),
	5.00% due 3/1/16	3,270,720
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.25% due 5/15/17	2,777,451

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A,
	5.25% due 2/15/14	$1,197,202
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited, Prerefunded 2/15/12 @ 100,
	5.00% due 2/15/15	1,555,710
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited,
	5.00% due 8/1/14	1,126,110
450,000	Northside, TX, Independent School District, General Obligation Unlimited,
	5.00% due 2/15/14	500,400
2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.00% due 2/1/21	3,224,485
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System,
	5.375% due 2/1/16	2,065,540
715,000	San Antonio, TX, General Obligation Limited,
	5.00% due 2/1/15	812,097
1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.00% due 2/1/13	1,540,343
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, Prerefunded 10/1/12 @ 100,
	5.375% due 10/1/13	534,945
2,600,000	Texas State, Water Financial Assistance, General Obligation Unlimited, Series B,
	5.00% due 8/1/23	2,880,696
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.00% due 8/15/16	2,048,235

		26,588,595

	Virginia — 2.5%
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.00% due 9/1/13	1,648,110
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.00% due 8/1/13	1,643,655

		3,291,765

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Washington — 5.7%
$1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG),
	5.00% due 1/1/21	$1,063,000
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.00% due 12/1/18	2,221,420
495,000	Washington State, General Obligation Limited, Prerefunded, 1/1/12 @ 100, (NPFG Insured),
	5.00% due 1/1/15	510,642
915,000	Washington State, General Obligation Limited, Unrefunded, (NPFG Insured),
	5.00% due 1/1/15	940,016
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.00% due 12/1/15	2,860,900

		7,595,978

	TOTAL MUNICIPAL BONDS (Cost $127,733,604)	130,869,533

TOTAL INVESTMENTS (Cost $127,733,604)[2]	98.2%	$130,869,533
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	2,414,386

NET ASSETS	100.0%	$133,283,919

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $127,733,604.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

CREDIT QUALITY

On April 30, 2011, credit quality of the Portfolio was as follows :

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	15.8%	$20,994,768
Aa1	29.0	38,673,689
Aa2	27.3	36,395,252
Aa3	16.1	21,621,564
A1	2.1	2,726,347
A2	0.6	798,832
S&P’S CREDIT RATING:
AAA	0.1	133,895
AA-	3.2	4,357,343
AA	1.0	1,276,548
A	2.1	2,761,259
*NOT RATED	0.9	1,130,036

TOTAL MUNICIPAL BONDS	98.2%	$130,869,533

TOTAL INVESTMENTS	98.2%	$130,869,533

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 97.4%

	Delaware — 3.2%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.00% due 1/1/17[1]	$542,115
500,000	5.00% due 1/1/19[1]	531,105

		1,073,220

	New Jersey — 92.4%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.00% due 2/1/16	522,785
300,000	Avalon Boro, NJ, General Obligation Unlimited,
	5.00% due 5/15/12	314,178
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	552,420
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.00% due 10/15/14	545,470
370,000	Brigantine, NJ, (NPFG Insured),
	5.00% due 8/15/12	371,254
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed),
	4.50% due 8/15/12	262,570
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.75% due 1/1/16	338,833
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.75% due 12/15/13	106,697
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.00% due 2/15/18	499,435
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.00% due 5/1/13	135,930
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.00% due 8/1/18	400,845
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.50% due 10/1/14	329,331
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.50% due 10/1/23	272,588

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.00% due 4/1/20	$263,525
250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (AGMC Insured),
	5.80% due 11/1/21	285,568
500,000	Gloucester Township, NJ, Board of Education, General Obligation Unlimited, (FGIC and NPFG Insured),
	4.25% due 8/1/15	515,210
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.00% due 4/1/16	276,328
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 3/1/13	242,583
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.00% due 4/1/16	486,795
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	289,390
	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed):
30,000	5.45% due 9/15/11	30,118
330,000	5.125% due 12/15/27	353,288
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.00% due 8/1/16	332,487
160,000	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed),
	4.00% due 2/1/15	174,661
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.25% due 12/1/16	106,815
125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.00% due 9/15/13	127,035
500,000	Morris County, NJ, General Obligation Unlimited,
	5.00% due 2/1/15	530,835
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.00% due 12/1/13	20,064

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.00% due 8/15/14	$441,610
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured),
	5.25% due 6/15/14	422,892
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.00% due 9/1/21	418,600
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.00% due 10/15/16	407,045
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	471,046
340,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.00% due 9/1/19	370,729
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A, Prerefunded 9/1/11 @ 101,
	5.00% due 9/1/14	307,725
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	273,153
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.75% due 7/1/23	439,172
	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity:
500,000	4.00% due 7/1/11	503,110
300,000	5.25% due 7/1/15	346,380
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.00% due 3/1/17	75,635
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (NPFG Insured),
	5.00% due 6/15/16	210,434

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.00% due 7/1/19	$268,910
100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study,
	5.00% due 7/1/11	100,812
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/20	439,620
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.00% due 7/1/32	689,862
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.00% due 7/1/18	977,304
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.00% due 7/1/14	230,469
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	493,362
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.00% due 9/1/14	540,890
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.25% due 7/1/17	562,485
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (AGMC Insured),
	5.00% due 9/1/16	536,800
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	270,430
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (XLCA Insured),
	5.25% due 7/1/20	422,224

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$165,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (AGMC Insured),
	5.75% due 11/1/11	$165,586
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	103,842
	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured):
400,000	5.50% due 12/15/15	445,748
400,000	5.50% due 12/15/16	448,972
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (NPFG Insured), Prerefunded 6/15/15 @ 100,
	5.25% due 6/15/17	407,285
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC and NPFG Insured),
	5.00% due 6/15/17	269,558
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.50% due 6/15/13	110,308
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.25% due 6/15/14	624,261
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured), Escrowed to Maturity,
	6.00% due 1/1/14	408,568
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.00% due 1/1/17	446,508
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.25% due 7/1/14	765,341
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.50% due 7/15/14	485,895
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.50% due 1/1/16	345,756
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.00% due 1/1/37	443,424

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unllimited,
	4.00% due 6/15/18	$645,760
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured):
150,000	5.00% due 4/1/12	156,174
710,000	5.00% due 4/1/16	808,938
200,000	Passaic County, NJ, General Obligation Unlimited, (AGMC Insured),
	5.25% due 6/1/15	202,616
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.00% due 10/15/16	659,694
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.00% due 2/1/18	607,381
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100,
	6.00% due 6/1/37	318,369
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.75% due 6/1/39	376,751
225,000	7.00% due 6/1/41	254,156
610,000	6.25% due 6/1/43	679,711
400,000	Union County, NJ, General Obligation Unlimited,
	5.00% due 3/1/16	460,556
500,000	Union County, NJ, Prerefunded 3/1/12 @ 100,
	5.00% due 3/1/17	519,575
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.00% due 2/1/15	529,795
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.00% due 9/15/15	615,919

		31,214,184

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2011 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)

Pennsylvania — 1.8%
$435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
5.25% due 7/1/16[1]	$466,346
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
5.00% due 7/1/13[1]	123,327

589,673

TOTAL MUNICIPAL BONDS (Cost $32,078,201)	32,877,077

TOTAL INVESTMENTS (Cost $32,078,201)[2]	97.4%	$32,877,077
OTHER ASSETS IN EXCESS OF LIABILITIES	2.6	890,535

NET ASSETS	100.0%	$33,767,612

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $32,078,201.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation
XLCA — XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2011 — (Unaudited)

CREDIT QUALITY

On April 30, 2011, credit quality of the Portfolio was as follows :

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	19.7%	$6,671,627
Aa1	6.2	2,114,343
Aa2	19.7	6,648,524
Aa3	13.5	4,562,872
A1	7.2	2,443,280
A2	9.2	3,045,048
A3	4.4	1,502,314
S&P’S CREDIT RATING:
AAA	5.2	1,762,914
AA+	1.8	607,381
AA-	1.3	443,424
AA	2.8	904,815
A+	1.5	512,410
A	2.5	849,490
*NOT RATED	2.4	808,635

TOTAL MUNICIPAL BONDS	97.4%	$32,877,077

TOTAL INVESTMENTS	97.4%	$32,877,077

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2011, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). As of April 30, 2011 each Portfolio was classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding industries at Level 2 at April 30, 2011.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had no significant transfers between Level 1 and 2 at the six months ended April 30, 2011.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

During the year ended October 31, 2010, the following Portfolio utilized capital loss carryforwards:

Muni Intermediate Portfolio	$240,045
New Jersey Muni Portfolio	$6,040

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

As of October 31, 2010, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Muni Intermediate Portfolio	$279,395	$—	$25,599	$5,520,869
New Jersey Muni Portfolio	72,727	—	75,022	1,603,443

*Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2010, Muni Intermediate Portfolio’s and New Jersey Muni Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2010, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Muni Intermediate Portfolio	$3,036,517	$—	$—	$—
New Jersey Muni Portfolio	848,498	—	—	—

As of April 30, 2011, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$3,638,593	$502,664	$3,135,929
New Jersey Muni Portfolio	839,491	40,615	798,876

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. Until December 20, 2010, State Street was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. Effective December 20, 2010, the Fund’s Chief Compliance

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

Officer resigned from her position as Senior Director of State Street and became a Managing Director of Foreside Compliance Services, LLC. At that time the compliance support services, previously provided by State Street, were assigned to Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2011 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the six months ended April 30, 2011, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$1,952,057	$10,734,637
New Jersey Muni Portfolio	639,177	2,853,703

4.	Shares of Beneficial Interest

As of April 30, 2011, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended		Year Ended
	04/30/11		10/31/10
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	2,171,262	$23,370,553	5,372,804	$58,208,549
Issued as reinvestment of dividends	2,527	27,069	—	—
Redeemed	(3,089,936)	(33,177,756)	(2,755,567)	(29,977,738)

Net increase (decrease)	(916,147)	$(9,780,134)	2,617,237	$28,230,811

New Jersey Muni Portfolio:
Sold	152,581	$1,599,841	974,784	$10,315,644
Issued as reinvestment of dividends	7,445	78,096	—	—
Redeemed	(357,463)	(3,747,678)	(618,947)	(6,570,109)

Net increase (decrease)	(197,437)	$(2,069,741)	355,837	$3,745,535

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The Board of Trustees changed the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities (“Pennsylvania Obligations”) to investing in municipal obligations of any state, territory and possession of the U.S. This change was initiated in March 2009. As of April 30, 2011, Pennsylvania Obligations represented 25.5% of this Portfolio’s net assets.

Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the disclosures required by the ASU did not have a material effect on the Fund’s financial statment disclosure.

7.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2011, through June 21, 2011, for disclosure in the Fund’s financial statements. The Muni Intermediate Portfolio has changed its classification from a “non-diversified” to a “diversified” investment company under the 1940 Act. As a diversified fund, the 1940 Act limits the percentage of the Muni Intermediate Portfolio’s assets that may be invested in the securities of a single issuer, with certain exceptions.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110
Investment Advisor
(for Philadelphia International Fund)
Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date June 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date June 24, 2011